UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Core Aggressive Allocation ETF

AOA |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Aggressive Allocation ETF	$6Footnote Reference(a)	0.11%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
5.04%	16.15%	8.70%	8.13%
MSCI All Country World Index...
7.37	20.72	11.04	9.77
Bloomberg U.S. Universal Index...
0.66	2.90	(0.18)	1.60
S&P Target Risk Aggressive Index...
5.09	16.26	8.84	8.27

Key Fund statistics

Net Assets...
$2,178,294,943
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
2%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
50.7%
International Equity...
29.7
Domestic Fixed Income...
16.7
International Fixed Income...
2.9

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
46.7%
iShares Core MSCI International Developed Markets ETF...
21.6
iShares Core Total USD Bond Market ETF...
16.7
iShares Core MSCI Emerging Markets ETF...
8.1
iShares Core International Aggregate Bond ETF...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Aggressive Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

AOA-01/25-SAR

iShares Core Conservative Allocation ETF

AOK |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core Conservative Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Conservative Allocation ETF	$5Footnote Reference(a)	0.10%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
2.42%	7.59%	3.17%	3.98%
Bloomberg U.S. Universal Index...
0.66	2.90	(0.18)	1.60
MSCI All Country World Index...
7.37	20.72	11.04	9.77
S&P Target Risk Conservative Index...
2.47	7.69	3.32	4.12

Key Fund statistics

Net Assets...
$611,816,322
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
2%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.1%
Domestic Equity...
19.3
International Equity...
11.3
International Fixed Income...
10.3

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
59.1%
iShares Core S&P 500 ETF...
17.8
iShares Core International Aggregate Bond ETF...
10.3
iShares Core MSCI International Developed Markets ETF...
8.2
iShares Core MSCI Emerging Markets ETF...
3.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Conservative Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

AOK-01/25-SAR

iShares Core Growth Allocation ETF

AOR |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core Growth Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Growth Allocation ETF	$5Footnote Reference(a)	0.10%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
4.00%	12.68%	6.52%	6.50%
MSCI All Country World Index...
7.37	20.72	11.04	9.77
Bloomberg U.S. Universal Index...
0.66	2.90	(0.18)	1.60
S&P Target Risk Growth Index...
4.04	12.81	6.66	6.64

Key Fund statistics

Net Assets...
$2,241,957,890
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
2%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
38.3%
Domestic Fixed Income...
33.5
International Equity...
22.4
International Fixed Income...
5.8

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
35.2%
iShares Core Total USD Bond Market ETF...
33.5
iShares Core MSCI International Developed Markets ETF...
16.3
iShares Core MSCI Emerging Markets ETF...
6.1
iShares Core International Aggregate Bond ETF...
5.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Growth Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

AOR-01/25-SAR

iShares Core Moderate Allocation ETF

AOM |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Core Moderate Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Moderate Allocation ETF	$5Footnote Reference(a)	0.10%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
2.94%	9.27%	4.29%	4.83%
Bloomberg U.S. Universal Index...
0.66	2.90	(0.18)	1.60
MSCI All Country World Index...
7.37	20.72	11.04	9.77
S&P Target Risk Moderate Index...
2.99	9.39	4.44	4.97

Key Fund statistics

Net Assets...
$1,443,437,909
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
2%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
50.5%
Domestic Equity...
25.7
International Equity...
15.0
International Fixed Income...
8.8

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
50.5%
iShares Core S&P 500 ETF...
23.6
iShares Core MSCI International Developed Markets ETF...
10.9
iShares Core International Aggregate Bond ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
4.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Moderate Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

AOM-01/25-SAR

iShares Morningstar Multi-Asset Income ETF

IYLD |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
1.75%	6.15%	(0.13)%	2.32%
Bloomberg U.S. Universal Index...
0.66	2.90	(0.18)	1.60
MSCI All Country World Index...
7.37	20.72	11.04	9.77
Morningstar® Multi-Asset High Income Index℠...
1.74	6.25	(0.05)	2.39

Key Fund statistics

Net Assets...
$112,674,009
Number of Portfolio Holdings...
13
Portfolio Turnover Rate...
18%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
35.5%
International Fixed Income...
25.3
International Equity...
21.8
Domestic Equity...
17.4

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core 1-5 Year USD Bond ETF...
15.2%
iShares Broad USD High Yield Corporate Bond ETF...
15.2
iShares Floating Rate Bond ETF...
15.2
iShares Preferred and Income Securities ETF...
14.8
iShares Latin America 40 ETF...
12.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or Morningstar, Inc. and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Multi-Asset Income ETF

Semi-Annual Shareholder Report — January 31, 2025

IYLD-01/25-SAR

iShares ESG MSCI USA Min Vol Factor ETF

ESMV |NASDAQ

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Min Vol Factor ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
5.49%	15.01%	5.92%
MSCI USA Index...
10.81	26.91	9.70
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
5.56	15.21	5.89

Key Fund statistics

Net Assets...
$8,591,281
Number of Portfolio Holdings...
154
Portfolio Turnover Rate...
13%

The inception date of the Fund was November 2, 2021.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.8%
Health Care...
15.5
Industrials...
11.7
Financials...
10.7
Consumer Staples...
10.3
Consumer Discretionary...
6.0
Utilities...
4.9
Energy...
4.8
Communication Services...
4.1
Materials...
2.6
Real Estate...
2.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
International Business Machines Corp...
1.9%
Cisco Systems, Inc...
1.6
Merck & Co., Inc...
1.5
Mastercard, Inc., Class A...
1.5
ServiceNow, Inc...
1.5
T-Mobile U.S., Inc...
1.5
Public Service Enterprise Group, Inc...
1.5
Automatic Data Processing, Inc...
1.5
Accenture PLC, Class A...
1.5
Motorola Solutions, Inc...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc.and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

ESMV-01/25-SAR

iShares MSCI USA Min Vol Factor ETF

USMV |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
6.65%	17.35%	8.37%	10.69%
MSCI USA Index...
10.81	26.91	15.20	13.75
MSCI USA Minimum Volatility (USD) Index...
6.72	17.52	8.42	10.80

Key Fund statistics

Net Assets...
$23,500,146,557
Number of Portfolio Holdings...
186
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.0%
Financials...
16.2
Health Care...
15.7
Consumer Staples...
10.3
Industrials...
8.5
Utilities...
6.7
Consumer Discretionary...
6.0
Communication Services...
5.3
Energy...
2.8
Materials...
1.0
Real Estate...
0.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Walmart, Inc...
1.7%
International Business Machines Corp...
1.6
Cisco Systems, Inc...
1.6
Republic Services, Inc...
1.5
Merck & Co., Inc...
1.5
Berkshire Hathaway, Inc., Class B...
1.5
Waste Connections, Inc...
1.5
Microsoft Corp...
1.5
T-Mobile U.S., Inc...
1.5
Duke Energy Corp...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc.and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

USMV-01/25-SAR

iShares MSCI USA Momentum Factor ETF

MTUM |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
15.41%	33.29%	12.25%	13.88%
MSCI USA Index...
10.81	26.91	15.20	13.75
MSCI USA Momentum SR Variant Index...
15.53	33.60	12.43	14.10

Key Fund statistics

Net Assets...
$15,190,066,795
Number of Portfolio Holdings...
128
Portfolio Turnover Rate...
79%

The performance of the MSCI USA Momentum SR Variant Index in this report reflects the performance of the MSCI USA Momentum Index through  November 22, 2020 and, beginning on November 23, 2020, the performance of the MSCI USA Momentum SR Variant Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.3%
Information Technology...
23.7
Consumer Staples...
12.4
Industrials...
11.5
Health Care...
8.3
Utilities...
5.8
Consumer Discretionary...
4.8
Communication Services...
3.3
Real Estate...
3.0
Energy...
2.2
Materials...
0.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
6.1%
JPMorgan Chase & Co...
5.3
Walmart, Inc...
5.3
NVIDIA Corp...
3.9
Costco Wholesale Corp...
3.7
Oracle Corp...
3.1
AbbVie, Inc...
3.0
Philip Morris International, Inc...
2.4
Intuitive Surgical, Inc...
2.1
Palantir Technologies, Inc., Class A...
2.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Momentum Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

MTUM-01/25-SAR

iShares MSCI USA Quality Factor ETF

QUAL |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
7.34%	23.08%	14.39%	13.43%
MSCI USA Index...
10.81	26.91	15.20	13.75
MSCI USA Sector Neutral Quality Index...
7.42	23.26	14.60	13.62

Key Fund statistics

Net Assets...
$51,187,273,901
Number of Portfolio Holdings...
128
Portfolio Turnover Rate...
10%

The performance of the MSCI USA Sector Neutral Quality Index in this report reflects the performance of the MSCI USA Quality Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.6%
Financials...
14.2
Consumer Discretionary...
11.1
Communication Services...
10.4
Health Care...
10.3
Industrials...
8.3
Consumer Staples...
5.4
Energy...
3.3
Real Estate...
2.2
Materials...
2.1
Utilities...
2.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.3%
Microsoft Corp...
5.9
Visa, Inc., Class A...
5.0
NVIDIA Corp...
4.9
Mastercard, Inc., Class A...
4.6
Meta Platforms, Inc., Class A...
4.2
Eli Lilly & Co...
3.3
TJX Companies, Inc. (The)...
2.3
UnitedHealth Group, Inc...
2.2
Alphabet, Inc., Class A...
2.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Quality Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

QUAL-01/25-SAR

iShares MSCI USA Size Factor ETF

SIZE |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
8.76%	19.87%	11.64%	11.02%
MSCI USA Index...
10.81	26.91	15.20	13.75
MSCI USA Low Size Index...
8.87	20.09	11.78	11.17

Key Fund statistics

Net Assets...
$324,100,770
Number of Portfolio Holdings...
593
Portfolio Turnover Rate...
11%

The performance of the MSCI USA Low Size Index in this report reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and, beginning on December 3, 2018, the performance of the MSCI USA Low Size Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
16.2%
Industrials...
15.5
Financials...
15.1
Health Care...
12.3
Consumer Discretionary...
9.3
Consumer Staples...
6.4
Real Estate...
6.0
Materials...
5.3
Utilities...
5.3
Energy...
4.4
Communication Services...
4.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
0.3%
Williams-Sonoma, Inc...
0.3
Robinhood Markets, Inc., Class A...
0.3
Twilio, Inc., Class A...
0.3
Cloudflare, Inc., Class A...
0.3
Super Micro Computer, Inc...
0.3
Pure Storage, Inc., Class A...
0.2
Snowflake, Inc., Class A...
0.2
Qorvo, Inc...
0.2
Estee Lauder Companies, Inc. (The), Class A...
0.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Size Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

SIZE-01/25-SAR

iShares MSCI USA Value Factor ETF

VLUE |Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
3.80%	12.70%	7.94%	8.51%
MSCI USA Index...
10.81	26.91	15.20	13.75
MSCI USA Enhanced Value Index...
3.92	12.90	8.10	8.68

Key Fund statistics

Net Assets...
$7,169,655,629
Number of Portfolio Holdings...
153
Portfolio Turnover Rate...
11%

The performance of the MSCI USA Enhanced Value Index in this report reflects the performance of the MSCI USA Value Weighted Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Enhanced Value Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.9%
Financials...
14.4
Health Care...
10.8
Consumer Discretionary...
9.8
Communication Services...
9.2
Industrials...
8.7
Consumer Staples...
5.3
Energy...
3.2
Real Estate...
2.3
Utilities...
2.3
Materials...
2.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
6.3%
International Business Machines Corp...
4.6
AT&T, Inc...
4.5
Intel Corp...
3.4
General Motors Co...
3.3
Verizon Communications, Inc...
2.7
Applied Materials, Inc...
2.7
Bank of America Corp...
2.4
Pfizer, Inc...
2.2
Citigroup, Inc...
2.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Value Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

VLUE-01/25-SAR

iShares® LifePath® Retirement ETF

IRTR |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.07%	9.49%	14.57%
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90
Russell 1000® Index...
10.85	26.71	30.71

Key Fund statistics

Net Assets...
$13,212,649
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
6%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.4%
Domestic Equity...
26.7
International Equity...
13.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
25.2%
iShares U.S. Treasury Bond ETF...
18.6
iShares MBS ETF...
13.3
iShares 0-5 Year TIPS Bond ETF...
10.6
iShares Core MSCI International Developed Markets ETF...
9.1
iShares 10-20 Year Treasury Bond ETF...
5.9
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.6
iShares Core MSCI Emerging Markets ETF...
3.6
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Retirement ETF

Semi-Annual Shareholder Report — January 31, 2025

IRTR-01/25-SAR

iShares® LifePath® Target Date 2030 ETF

ITDB |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.88%	12.03%	17.20%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$17,345,309
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
6%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
46.0%
Domestic Equity...
35.3
International Equity...
18.7

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
32.4%
iShares Core MSCI International Developed Markets ETF...
12.2
iShares MBS ETF...
10.1
iShares 10-20 Year Treasury Bond ETF...
9.1
iShares 0-5 Year TIPS Bond ETF...
8.5
iShares U.S. Treasury Bond ETF...
5.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.2
iShares Core MSCI Emerging Markets ETF...
4.9
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.8
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2030 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDB-01/25-SAR

iShares® LifePath® Target Date 2035 ETF

ITDC |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
4.57%	14.06%	19.17%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$23,790,880
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
5%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
42.9%
Domestic Fixed Income...
34.2
International Equity...
22.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
38.6%
iShares Core MSCI International Developed Markets ETF...
15.0
iShares U.S. Treasury Bond ETF...
9.2
iShares MBS ETF...
9.1
iShares Core MSCI Emerging Markets ETF...
6.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.2
iShares 10-20 Year Treasury Bond ETF...
4.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
4.0
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.9
iShares Core U.S. REIT ETF...
2.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2035 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDC-01/25-SAR

iShares® LifePath® Target Date 2040 ETF

ITDD |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
5.29%	16.11%	21.02%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$24,341,672
Number of Portfolio Holdings...
15
Portfolio Turnover Rate...
5%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
50.2%
International Equity...
26.9
Domestic Fixed Income...
22.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
44.5%
iShares Core MSCI International Developed Markets ETF...
17.7
iShares Core MSCI Emerging Markets ETF...
7.1
iShares MBS ETF...
6.0
iShares U.S. Treasury Bond ETF...
5.1
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.1
iShares Core U.S. REIT ETF...
3.5
iShares 10-20 Year Treasury Bond ETF...
3.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.4
iShares Russell 2000 ETF...
2.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2040 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDD-01/25-SAR

iShares® LifePath® Target Date 2045 ETF

ITDE |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
5.90%	17.97%	22.70%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$23,495,040
Number of Portfolio Holdings...
14
Portfolio Turnover Rate...
5%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
57.8%
International Equity...
29.6
Domestic Fixed Income...
12.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
50.4%
iShares Core MSCI International Developed Markets ETF...
21.0
iShares Core MSCI Emerging Markets ETF...
8.4
iShares Core U.S. REIT ETF...
4.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.1
iShares MBS ETF...
3.4
iShares Russell 2000 ETF...
3.2
iShares 10-20 Year Treasury Bond ETF...
1.8
iShares U.S. Treasury Bond ETF...
1.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
1.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2045 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDE-01/25-SAR

iShares® LifePath® Target Date 2050 ETF

ITDF |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
6.46%	19.60%	23.96%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$21,901,830
Number of Portfolio Holdings...
11
Portfolio Turnover Rate...
5%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
62.2%
International Equity...
32.8
Domestic Fixed Income...
5.0

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.0%
iShares Core MSCI International Developed Markets ETF...
23.3
iShares Core MSCI Emerging Markets ETF...
9.5
iShares Russell 2000 ETF...
4.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2050 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDF-01/25-SAR

iShares® LifePath® Target Date 2055 ETF

ITDG |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
6.76%	20.28%	24.43%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$15,554,026
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
4%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.1%
International Equity...
34.4
Domestic Fixed Income...
1.5

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
58.7%
iShares Core MSCI International Developed Markets ETF...
24.6
iShares Core MSCI Emerging Markets ETF...
9.8
iShares Russell 2000 ETF...
4.3
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2055 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDG-01/25-SAR

iShares® LifePath® Target Date 2060 ETF

ITDH |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
6.83%	20.35%	24.49%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$8,411,519
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
4%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.5%
International Equity...
34.5
Domestic Fixed Income...
1.0

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
59.0%
iShares Core MSCI International Developed Markets ETF...
24.6
iShares Core MSCI Emerging Markets ETF...
9.9
iShares Russell 2000 ETF...
4.4
iShares Core U.S. REIT ETF...
1.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2060 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDH-01/25-SAR

iShares® LifePath® Target Date 2065 ETF

ITDI |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)

⁽ᵃ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᵇ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
6.83%	20.35%	24.49%
Russell 1000® Index...
10.85	26.71	30.71
Bloomberg U.S. Aggregate Bond Index...
0.18	2.07	7.90

Key Fund statistics

Net Assets...
$8,410,028
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
4%

The inception date of the Fund was October 17, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.4%
International Equity...
34.5
Domestic Fixed Income...
1.1

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
58.9%
iShares Core MSCI International Developed Markets ETF...
24.6
iShares Core MSCI Emerging Markets ETF...
9.9
iShares Russell 2000 ETF...
4.4
iShares Core U.S. REIT ETF...
1.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2065 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDI-01/25-SAR

iShares® LifePath® Target Date 2070 ETF

ITDJ |NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of November 12, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2070 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

Key Fund statistics

Net Assets...
$2,007,593
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Sector	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.5%
International Equity...
34.5
Domestic Fixed Income...
1.0

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
59.0%
iShares Core MSCI International Developed Markets ETF...
24.6
iShares Core MSCI Emerging Markets ETF...
9.9
iShares Russell 2000 ETF...
4.4
iShares Core U.S. REIT ETF...
1.1

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares® LifePath® Target Date 2070 ETF

Semi-Annual Shareholder Report — January 31, 2025

ITDJ-01/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX Exchange

Page
2

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  50 .7%
iShares Core S&P 500 ETF .................. 1,678,621 $ 1,014,994,974
iShares Core S&P Mid-Cap ETF ............... 932,358 60,276,944
iShares Core S&P Small-Cap ETF ............. 236,382 27,997,084
1,103,269,002
a
Domestic Fixed Income  —  16 .6%
iShares Core Total USD Bond Market ETF ........ 7,970,275 362,248,999
a
International Equity  —  29 .7%
iShares Core MSCI Emerging Markets ETF ....... 3,329,723 176,442,022
iShares Core MSCI International Developed Markets
ETF ................................ 6,989,455 470,600,005
647,042,027
a
International Fixed Income  —  2 .9%
iShares Core International Aggregate Bond ETF .... 1,251,992 62,774,879
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,828,839,282 ) ............................... 2,175,334,907
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (b)
............................ 2,992,164 $ 2,992,164
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,992,164 ) .................................. 2,992,164
Total Investments — 100.0%
(Cost: $ 1,831,831,446 ) ............................... 2,178,327,071
Liabilities in Excess of Other Assets — 0 .0% ................ (32,128)
Net Assets — 100.0% ................................. $ 2,178,294,943
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 30,436
(b)
$ — $ (30,436) $ — $ — — $ 81,594
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,986,529 1,005,635
(b)
— — — 2,992,164 2,992,164 84,453 —
iShares Core
International
Aggregate Bond
ETF ......... 57,660,221 9,618,394 (3,355,109) 94,350 (1,242,977) 62,774,879 1,251,992 2,693,449 —
iShares Core MSCI
Emerging Markets
ETF ......... 158,250,035 31,487,980 (9,414,733) 964,822 (4,846,082) 176,442,022 3,329,723 3,887,546 —
iShares Core MSCI
International
Developed
Markets ETF ... 446,748,976 51,894,015 (25,229,800) 3,484,478 (6,297,664) 470,600,005 6,989,455 6,976,043 —
iShares Core S&P
500 ETF ...... 913,323,272 107,697,711 (90,027,279) 25,797,888 58,203,382 1,014,994,974 1,678,621 7,307,426 —
iShares Core S&P
Mid-Cap ETF ... 55,530,821 6,412,996 (4,069,568) 1,376,901 1,025,794 60,276,944 932,358 465,310 —
iShares Core S&P
Small-Cap ETF . 25,183,580 4,217,341 (1,448,381) 507,698 (463,154) 27,997,084 236,382 380,061 —
iShares Core Total
USD Bond Market
ETF ......... 328,683,450 58,062,517 (19,233,618) 560,040 (5,823,390) 362,248,999 7,970,275 7,116,023 —
$ 32,755,741 $ 40,555,909
$ 2,178,327,071
$ 28,991,905 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Core Aggressive Allocation ETF
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 03/21/25 $ 2,730 $ 39,128
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 39,128 $ — $ — $ — $ 39,128
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (121,910) $ — $ — $ — $ (121,910)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 28,972 $ — $ — $ — $ 28,972
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,225,906
a

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 2,175,334,907 $ — $ — $ 2,175,334,907
Short-Term Securities
Money Market Funds .......................................... 2,992,164 — — 2,992,164
$ 2,178,327,071 $ — $ — $ 2,178,327,071
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 39,128 $ — $ — $ 39,128
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Core Conservative Allocation ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  19 .3%
iShares Core S&P 500 ETF .................. 179,359 $ 108,451,213
iShares Core S&P Mid-Cap ETF ............... 99,620 6,440,433
iShares Core S&P Small-Cap ETF ............. 25,240 2,989,425
117,881,071
a
Domestic Fixed Income  —  59 .0%
iShares Core Total USD Bond Market ETF ........ 7,948,368 361,253,326
a
International Equity  —  11 .3%
iShares Core MSCI Emerging Markets ETF ....... 355,775 18,852,517
iShares Core MSCI International Developed Markets
ETF ................................ 746,812 50,282,852
69,135,369
a
International Fixed Income  —  10 .2%
iShares Core International Aggregate Bond ETF .... 1,248,553 62,602,447
a
Total Long-Term Investments — 99.8%
(Cost: $ 658,458,252 ) ................................ 610,872,213
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (b)
............................ 1,002,326 $ 1,002,326
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,002,326 ) .................................. 1,002,326
Total Investments — 100.0%
(Cost: $ 659,460,578 ) ................................ 611,874,539
Liabilities in Excess of Other Assets — 0 .0% ................ (58,217)
Net Assets — 100.0% ................................. $ 611,816,322
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 150
(b)
$ — $ (150) $ — $ — — $ 14,221
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 447,253 555,073
(b)
— — — 1,002,326 1,002,326 18,510 —
iShares Core
International
Aggregate Bond
ETF ......... 59,772,768 24,069,031 (19,696,321) (409,858) (1,133,173) 62,602,447 1,248,553 3,084,591 —
iShares Core MSCI
Emerging Markets
ETF ......... 17,576,457 7,716,522 (5,905,292) (8,719) (526,451) 18,852,517 355,775 473,600 —
iShares Core MSCI
International
Developed
Markets ETF ... 49,618,930 18,310,464 (17,251,141) 888,425 (1,283,826) 50,282,852 746,812 849,867 —
iShares Core S&P
500 ETF ...... 101,443,475 39,478,009 (41,645,770) 9,381,653 (206,154) 108,451,213 179,359 861,335 —
iShares Core S&P
Mid-Cap ETF ... 6,167,874 2,340,628 (2,331,924) 393,098 (129,243) 6,440,433 99,620 55,000 —
iShares Core S&P
Small-Cap ETF . 2,796,493 1,138,360 (935,462) 126,620 (136,586) 2,989,425 25,240 45,446 —
iShares Core Total
USD Bond Market
ETF ......... 340,724,367 140,018,717 (113,298,028) (574,913) (5,616,817) 361,253,326 7,948,368 7,543,086 —
$ 9,796,156 $ (9,032,250)
$ 611,874,539
$ 12,945,656 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 610,872,213  $ —  $ —  $ 610,872,213
Short-Term Securities
Money Market Funds ...................................... 1,002,326  —  —  1,002,326
$ 611,874,539  $ —  $ —  $ 611,874,539

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Core Growth Allocation ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  38 .2%
iShares Core S&P 500 ETF .................. 1,303,667 $ 788,275,288
iShares Core S&P Mid-Cap ETF
(b)
............. 724,091 46,812,483
iShares Core S&P Small-Cap ETF ............. 183,451 21,727,937
856,815,708
a
Domestic Fixed Income  —  33 .5%
iShares Core Total USD Bond Market ETF ........ 16,506,443 750,217,834
a
International Equity  —  22 .4%
iShares Core MSCI Emerging Markets ETF ....... 2,585,957 137,029,862
iShares Core MSCI International Developed Markets
ETF ................................ 5,428,183 365,479,561
502,509,423
a
International Fixed Income  —  5 .8%
iShares Core International Aggregate Bond ETF .... 2,592,885 130,007,254
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,112,034,210 ) ............................... 2,239,550,219
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 37,849,835 $ 37,868,760
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 2,617,185 2,617,185
a
Total Short-Term Securities — 1.8%
(Cost: $ 40,485,945 ) ................................. 40,485,945
Total Investments — 101.7%
(Cost: $ 2,152,520,155 ) ............................... 2,280,036,164
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (38,078,274)
Net Assets — 100.0% ................................. $ 2,241,957,890
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 37,892,621
(a)
$ — $ (23,861) $ — $ 37,868,760 37,849,835 $ 47,224
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,386,776 230,409
(a)
— — — 2,617,185 2,617,185 100,953 —
iShares Core
International
Aggregate Bond
ETF ......... 121,684,887 30,639,931 (19,701,122) 216,272 (2,832,714) 130,007,254 2,592,885 5,844,852 —
iShares Core MSCI
Emerging Markets
ETF ......... 125,237,623 35,558,040 (20,604,899) 1,354,363 (4,515,265) 137,029,862 2,585,957 3,155,261 —
iShares Core MSCI
International
Developed
Markets ETF ... 353,553,038 72,536,333 (58,665,298) 7,382,671 (9,327,183) 365,479,561 5,428,183 5,661,935 —
iShares Core S&P
500 ETF ...... 722,796,383 156,207,688 (157,081,502) 39,844,179 26,508,540 788,275,288 1,303,667 5,889,798 —
iShares Core S&P
Mid-Cap ETF ... 43,946,645 9,303,952 (8,353,016) 1,659,695 255,207 46,812,483 724,091 375,270 —
iShares Core S&P
Small-Cap ETF . 19,930,349 5,051,662 (3,259,905) 603,812 (597,981) 21,727,937 183,451 307,232 —

iShares
®
Core Growth Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core Total
USD Bond Market
ETF ......... $ 693,645,400 $ 181,248,477 $ (113,336,274) $ 1,429,292 $ (12,769,061) $ 750,217,834 16,506,443 $ 15,086,457 $ —
$ 52,466,423 $ (3,278,457)
$ 2,280,036,164
$ 36,468,982 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,239,550,219 $ — $ — $ 2,239,550,219
Short-Term Securities
Money Market Funds ...................................... 40,485,945 — — 40,485,945
$ 2,280,036,164 $ — $ — $ 2,280,036,164

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Core Moderate Allocation ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .6%
iShares Core S&P 500 ETF .................. 562,975 $ 340,408,464
iShares Core S&P Mid-Cap ETF ............... 312,703 20,216,249
iShares Core S&P Small-Cap ETF ............. 79,221 9,382,935
370,007,648
a
Domestic Fixed Income  —  50 .5%
iShares Core Total USD Bond Market ETF ........ 16,038,262 728,939,008
a
International Equity  —  15 .0%
iShares Core MSCI Emerging Markets ETF ....... 1,116,709 59,174,410
iShares Core MSCI International Developed Markets
ETF ................................ 2,344,094 157,827,849
217,002,259
a
International Fixed Income  —  8 .8%
iShares Core International Aggregate Bond ETF .... 2,519,344 126,319,908
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,443,409,870 ) ............................... 1,442,268,823
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (b)
............................ 1,289,796 $ 1,289,796
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,289,796 ) .................................. 1,289,796
Total Investments — 100.0%
(Cost: $ 1,444,699,666 ) ............................... 1,443,558,619
Liabilities in Excess of Other Assets — 0 .0% ................ (120,710)
Net Assets — 100.0% ................................. $ 1,443,437,909
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 11,611
(b)
$ — $ (11,611) $ — $ — — $ 23,690
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,681,996 — (392,200)
(b)
— — 1,289,796 1,289,796 65,378 —
iShares Core
International
Aggregate Bond
ETF ....... 122,279,896 18,603,902 (12,142,841) 84,867 (2,505,916) 126,319,908 2,519,344 5,607,384 —
iShares Core
MSCI Emerging
Markets ETF . 55,933,568 10,193,080 (5,649,372) 281,799 (1,584,665) 59,174,410 1,116,709 1,351,732 —
iShares Core MSCI
International
Developed
Markets ETF . 157,902,945 19,757,913 (18,816,343) 1,817,702 (2,834,368) 157,827,849 2,344,094 2,425,626 —
iShares Core S&P
500 ETF .... 322,815,188 42,449,743 (53,892,271) 13,238,939 15,796,865 340,408,464 562,975 2,565,357 —
iShares Core S&P
Mid-Cap ETF . 19,627,324 2,530,222 (2,761,395) 508,775 311,323 20,216,249 312,703 163,216 —
iShares Core S&P
Small-Cap ETF 8,901,417 1,374,374 (891,646) 258,019 (259,229) 9,382,935 79,221 132,871 —

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF .. $ 697,037,618 $ 112,871,753 $ (69,857,681) $ 335,602 $ (11,448,284) $ 728,939,008 16,038,262 $ 14,838,082 $ —
$ 16,514,092 $ (2,524,274)
$ 1,443,558,619
$ 27,173,336 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,442,268,823  $ —  $ —  $ 1,442,268,823
Short-Term Securities
Money Market Funds ...................................... 1,289,796  —  —  1,289,796
$ 1,443,558,619  $ —  $ —  $ 1,443,558,619

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Multi-Asset Income ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  17 .4%
iShares Core U.S. REIT ETF ................. 51,773 $ 2,994,550
iShares Preferred and Income Securities ETF ...... 523,685 16,658,420
19,652,970
a
Domestic Fixed Income  —  35 .4%
iShares 1-3 Year Treasury Bond ETF ........... 69,261 5,699,487
iShares Broad USD High Yield Corporate Bond ETF
(b)
458,524 17,098,360
iShares Core 1-5 Year USD Bond ETF .......... 356,492 17,122,310
39,920,157
a
International Equity  —  21 .7%
iShares Global REIT ETF ................... 99,980 2,431,514
iShares Latin America 40 ETF
(b)
............... 624,713 14,343,410
iShares MSCI EAFE Value ETF
(b)
.............. 140,373 7,700,863
24,475,787
a
International Fixed Income  —  25 .3%
iShares Floating Rate Bond ETF
(b)
............. 334,674 17,095,148
iShares J.P. Morgan EM Corporate Bond ETF ..... 126,615 5,672,352
Security Shares Value
a
International Fixed Income — 25.3% (continued)
iShares J.P. Morgan EM Local Currency Bond ETF .. 154,904 $ 5,674,134
28,441,634
a
Total Long-Term Investments — 99.8%
(Cost: $ 116,502,302 ) ................................ 112,490,548
a
Short-Term Securities
Money Market Funds  —  29 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 33,321,946 33,338,608
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 189,601 189,601
a
Total Short-Term Securities — 29.8%
(Cost: $ 33,528,116 ) ................................. 33,528,209
Total Investments — 129.6%
(Cost: $ 150,030,418 ) ................................ 146,018,757
Liabilities in Excess of Other Assets — ( 29 .6 ) % .............. (33,344,748)
Net Assets — 100.0% ................................. $ 112,674,009
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 17,502,942 $ 15,836,500
(a)
$ — $ (549) $ (285) $ 33,338,608 33,321,946 $ 68,457
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 94,726 94,875
(a)
— — — 189,601 189,601 4,889 —
iShares 1-3 Year
Treasury Bond
ETF ......... — 5,898,096 (207,157) 792 7,756 5,699,487 69,261 38,149 —
iShares Agency
Bond ETF
(c)
.... 6,385,810 57,404 (6,421,702) 94,317 (115,829) — — 70,574 —
iShares Broad
USD High Yield
Corporate Bond
ETF ......... 17,969,820 619,533 (1,689,238) 38,397 159,848 17,098,360 458,524 594,939 —
iShares Core 1-5
Year USD Bond
ETF ......... 17,925,744 681,649 (1,500,959) 22,581 (6,705) 17,122,310 356,492 350,338 —
iShares Core U.S.
REIT ETF ..... 6,490,590 116,217 (3,899,331) 524,992 (237,918) 2,994,550 51,773 62,823 —
iShares Floating
Rate Bond ETF . 17,621,808 1,155,737 (1,672,292) 11,285 (21,390) 17,095,148 334,674 499,867 —
iShares Global REIT
ETF ......... — 2,790,412 (179,621) (841) (178,436) 2,431,514 99,980 61,450 —

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan
EM Corporate
Bond ETF ..... $ 5,975,915 $ 207,032 $ (496,404) $ 6,914 $ (21,105) $ 5,672,352 126,615 $ 151,170 $ —
iShares J.P. Morgan
EM Local
Currency Bond
ETF ......... 5,491,970 628,445 (469,251) 1,156 21,814 5,674,134 154,904 — —
iShares Latin
America 40 ETF . 5,280,639 11,467,208 (1,041,310) (3,688) (1,359,439) 14,343,410 624,713 563,497 —
iShares MSCI EAFE
Value ETF ..... 17,577,557 301,349 (10,276,967) (35,762) 134,686 7,700,863 140,373 129,095 —
iShares Preferred
and Income
Securities ETF .. 17,860,848 614,882 (1,915,795) 12,376 86,109 16,658,420 523,685 544,257 —
$ 671,970 $ (1,530,894)
$ 146,018,757
$ 3,139,505 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 112,490,548 $ — $ — $ 112,490,548
Short-Term Securities
Money Market Funds ...................................... 33,528,209 — — 33,528,209
$ 146,018,757 $ — $ — $ 146,018,757

14
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2025
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................... $ 2,178,327,071  $ 611,874,539  $ 2,280,036,164  $ 1,443,558,619
Cash ............................................................ 14,285  —  —  —
Cash pledged:
Futures contracts .................................................. 152,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... 1,318  375  4,143  2,745
Dividends — affiliated ............................................... 11,199  4,244  10,371  5,053
Total assets .......................................................
2,178,505,873  611,879,158  2,280,050,678  1,443,566,417
LIABILITIES
Collateral on securities loaned ........................................... —  —  37,868,760  —
Payables:
Capital shares redeemed ............................................. —  5,314  17,599  4,488
Investment advisory fees ............................................. 196,530  57,522  206,429  124,020
Variation margin on futures contracts ..................................... 14,400  —  —  —
Total liabilities ......................................................
210,930  62,836  38,092,788  128,508
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 2,178,294,943  $ 611,816,322  $ 2,241,957,890  $ 1,443,437,909
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,824,233,656  $ 660,075,555  $ 2,094,437,505  $ 1,449,387,964
Accumulated earnings (loss) ............................................ 354,061,287  (48,259,233) 147,520,385  (5,950,055)
NET ASSETS ......................................................
$ 2,178,294,943  $ 611,816,322  $ 2,241,957,890  $ 1,443,437,909
NET ASSET VALUE
Shares outstanding .................................................. 27,750,000  16,200,000  38,350,000  32,750,000
Net asset value ..................................................... $ 78.50  $ 37.77  $ 58.46  $ 44.07
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ —  $ —  $ 36,759,990  $ —
(b)
Investments, at cost — affiliated ........................................ $ 1,831,831,446  $ 659,460,578  $ 2,152,520,155  $ 1,444,699,666

15
Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 146,018,757
Receivables:
Securities lending income — affiliated ................................................................................... 17,420
Dividends — affiliated .............................................................................................. 686
Total assets ......................................................................................................
146,036,863
LIABILITIES
Collateral on securities loaned .......................................................................................... 33,338,556
Payables:
Investment advisory fees ............................................................................................ 24,298
Total liabilities .....................................................................................................
33,362,854
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 112,674,009
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 179,255,844
Accumulated loss .................................................................................................. (66,581,835)
NET ASSETS .....................................................................................................
$ 112,674,009
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,650,000
Net asset value .................................................................................................... $ 19.94
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 32,423,275
(b)
Investments, at cost — affiliated ....................................................................................... $ 150,030,418

16
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 28,910,311  $ 12,931,435  $ 36,421,758  $ 27,149,646
Interest — unaffiliated .............................................. 4,173  4  72  58
Securities lending income — affiliated — net ............................... 81,594  14,221  47,224  23,690
Total investment income ..............................................
28,996,078  12,945,660  36,469,054  27,173,394
EXPENSES
Investment advisory ............................................... 1,586,559  480,388  1,684,815  1,094,160
Total expenses .................................................... 1,586,559  480,388  1,684,815  1,094,160
Less: (466,477) (175,652) (543,062) (384,039)
Investment advisory fees waived ....................................... (466,477) (175,652) (543,062) (384,039)
Total expenses after fees waived ........................................
1,120,082  304,736  1,141,753  710,121
Net investment income ...............................................
27,875,996  12,640,924  35,327,301  26,463,273
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (427,746) (94,421) 563,684  1,759,922
Futures contracts ............................................... (121,910) —  —  —
In-kind redemptions — affiliated
(a)
.................................... 33,183,487  9,890,577  51,902,739  14,754,170
32,633,831  9,796,156  52,466,423  16,514,092
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 40,555,909  (9,032,250) (3,278,457) (2,524,274)
Futures contracts ............................................... 28,972  —  —  —
40,584,881  (9,032,250) (3,278,457) (2,524,274)
Net realized and unrealized gain ........................................
73,218,712  763,906  49,187,966  13,989,818
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 101,094,708  $ 13,404,830  $ 84,515,267  $ 40,453,091
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2025
Statements of Operations
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 3,071,048
Interest — unaffiliated .............................................................................................. 34
Securities lending income — affiliated — net ............................................................................... 68,457
Total investment income ..............................................................................................
3,139,539
EXPENSES
Investment advisory ............................................................................................... 147,709
Interest expense ................................................................................................. 1
Total expenses .................................................................................................... 147,710
Net investment income ...............................................................................................
2,991,829
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... 467,308
In-kind redemptions — affiliated
(a)
.................................................................................... 204,662
671,970
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... (1,530,894)
(1,530,894)
Net realized and unrealized loss .........................................................................................
(858,924)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 2,132,905
(a)
See Note 2 of the Notes to Financial Statements.

18
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 27,875,996  $ 42,001,068  $ 12,640,924  $ 20,343,263
Net realized gain ........................................... 32,633,831  47,435,101  9,796,156  368,757
Net change in unrealized appreciation (depreciation) ................... 40,584,881  167,894,660  (9,032,250) 33,507,522
Net increase in net assets resulting from operations ......................
101,094,708  257,330,829  13,404,830  54,219,542
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(27,835,244)
(b)
(42,001,864) (12,124,506)
(b)
(20,351,701)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
117,712,159  100,041,309  32,032,394  (134,245,040)
NET ASSETS
Total increase (decrease) in net assets .............................. 190,971,623  315,370,274  33,312,718  (100,377,199)
Beginning of period ...........................................
1,987,323,320  1,671,953,046  578,503,604  678,880,803
End of period ...............................................
$ 2,178,294,943  $ 1,987,323,320  $ 611,816,322  $ 578,503,604
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

19
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 35,327,301  $ 53,938,606  $ 26,463,273  $ 41,078,831
Net realized gain ........................................... 52,466,423  43,689,370  16,514,092  23,862,236
Net change in unrealized appreciation (depreciation) ................... (3,278,457) 146,030,885  (2,524,274) 70,980,021
Net increase in net assets resulting from operations ......................
84,515,267  243,658,861  40,453,091  135,921,088
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(34,996,616)
(b)
(53,941,543) (26,396,163)
(b)
(41,086,223)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
109,412,721  (21,823,731) 43,302,707  (48,177,588)
NET ASSETS
Total increase in net assets ...................................... 158,931,372  167,893,587  57,359,635  46,657,277
Beginning of period ...........................................
2,083,026,518  1,915,132,931  1,386,078,274  1,339,420,997
End of period ...............................................
$ 2,241,957,890  $ 2,083,026,518  $ 1,443,437,909  $ 1,386,078,274
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

20
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 2,991,829  $ 7,283,431
Net realized gain (loss) ........................................................................... 671,970  (9,683,106)
Net change in unrealized appreciation (depreciation) ....................................................... (1,530,894) 12,091,641
Net increase in net assets resulting from operations ..........................................................
2,132,905  9,691,966
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(2,995,393)
(b)
(7,307,160)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................
(5,116,539) (19,629,925)
NET ASSETS
Total decrease in net assets ......................................................................... (5,979,027) (17,245,119)
Beginning of period ...............................................................................
118,653,036  135,898,155
End of period ...................................................................................
$ 112,674,009  $ 118,653,036
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

21
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 75.71  $ 67.69  $ 63.03  $ 70.93  $ 56.77  $ 54.53
Net investment income
(a)
............... 1 .03  1 .63  1 .29  1 .43  1 .05  1 .24
Net realized and unrealized gain (loss)
(b)
.....
2 .77  7 .99  4 .63  ( 7 .93 ) 14.19  2 .24
Net increase (decrease) from investment
operations .........................
3 .80  9 .62  5 .92  ( 6 .50 ) 15.24  3 .48
Distributions from net investment income
(c)
..... ( 1 .01 )
(d)
( 1 .60 ) ( 1 .26 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 )
Net asset value, end of period ............
$ 78.50  $ 75.71  $ 67.69  $ 63.03  $ 70.93  $ 56.77
Total Return
(e)
– – – – – –
Based on net asset value ................
5 .04%
(f)
14.43% 9 .57% ( 9 .24 ) % 27.01% 6 .49%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .11%
(h)
0 .11% 0 .11% 0 .12% 0 .20% 0 .19%
Net investment income ..................
2 .64%
(h)
2 .35% 2 .08% 2 .11% 1 .62% 2 .27%
Supplemental Data
Net assets, end of period (000) ............
$ 2,178,295  $ 1,987,323  $ 1,671,953  $ 1,493,900  $ 1,464,706  $ 1,016,165
Portfolio turnover rate
(i)
..................
2% 4% 5% 2% 6% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

22
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 37.57  $ 35.54  $ 35.74  $ 40.05  $ 37.15  $ 35.27
Net investment income
(a)
............... 0 .75  1 .15  0 .88  0 .68  0 .61  0 .88
Net realized and unrealized gain (loss)
(b)
.....
0 .15  2 .00  ( 0 .21 ) ( 4 .32 ) 2 .96  1 .89
Net increase (decrease) from investment
operations .........................
0 .90  3 .15  0 .67  ( 3 .64 ) 3 .57  2 .77
Distributions from net investment income
(c)
..... ( 0 .70 )
(d)
( 1 .12 ) ( 0 .87 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 )
Net asset value, end of period ............
$ 37.77  $ 37.57  $ 35.54  $ 35.74  $ 40.05  $ 37.15
Total Return
(e)
– – – – – –
Based on net asset value ................
2 .42%
(f)
9 .05% 1 .98% ( 9 .16 ) % 9 .70% 7 .98%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .10% 0 .09% 0 .11% 0 .19% 0 .19%
Net investment income ..................
3 .95%
(h)
3 .22% 2 .55% 1 .79% 1 .58% 2 .46%
Supplemental Data
Net assets, end of period (000) ............
$ 611,816  $ 578,504  $ 678,881  $ 777,452  $ 945,256  $ 698,418
Portfolio turnover rate
(i)
..................
2% 4% 5% 2% 5% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 57.07  $ 52.18  $ 50.09  $ 56.25  $ 47.70  $ 45.57
Net investment income
(a)
............... 0 .92  1 .44  1 .13  1 .08  0 .84  1 .09
Net realized and unrealized gain (loss)
(b)
.....
1 .35  4 .84  2 .04  ( 6 .19 ) 8 .60  2 .13
Net increase (decrease) from investment
operations .........................
2 .27  6 .28  3 .17  ( 5 .11 ) 9 .44  3 .22
Distributions from net investment income
(c)
..... ( 0 .88 )
(d)
( 1 .39 ) ( 1 .08 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 )
Net asset value, end of period ............
$ 58.46  $ 57.07  $ 52.18  $ 50.09  $ 56.25  $ 47.70
Total Return
(e)
– – – – – –
Based on net asset value ................
4 .00%
(f)
12.24% 6 .51% ( 9 .18 ) % 19.92% 7 .20%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .10% 0 .10% 0 .12% 0 .20% 0 .19%
Net investment income ..................
3 .15%
(h)
2 .70% 2 .30% 2 .01% 1 .59% 2 .37%
Supplemental Data
Net assets, end of period (000) ............
$ 2,241,958  $ 2,083,027  $ 1,915,133  $ 1,983,438  $ 1,844,998  $ 1,414,304
Portfolio turnover rate
(i)
..................
2% 5% 6% 2% 7% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 43.59  $ 40.77  $ 40.39  $ 45.30  $ 40.76  $ 38.77
Net investment income
(a)
............... 0 .81  1 .24  0 .96  0 .80  0 .68  0 .96
Net realized and unrealized gain (loss)
(b)
.....
0 .46  2 .80  0 .39  ( 4 .91 ) 4 .59  1 .99
Net increase (decrease) from investment
operations .........................
1 .27  4 .04  1 .35  ( 4 .11 ) 5 .27  2 .95
Distributions from net investment income
(c)
..... ( 0 .79 )
(d)
( 1 .22 ) ( 0 .97 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 )
Net asset value, end of period ............
$ 44.07  $ 43.59  $ 40.77  $ 40.39  $ 45.30  $ 40.76
Total Return
(e)
– – – – – –
Based on net asset value ................
2 .94%
(f)
10.10% 3 .48% ( 9 .15 ) % 13.03% 7 .75%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .10% 0 .10% 0 .12% 0 .19% 0 .19%
Net investment income ..................
3 .63%
(h)
3 .02% 2 .46% 1 .86% 1 .57% 2 .44%
Supplemental Data
Net assets, end of period (000) ............
$ 1,443,438  $ 1,386,078  $ 1,339,421  $ 1,565,084  $ 1,707,920  $ 1,239,057
Portfolio turnover rate
(i)
..................
2% 6% 5% 2% 7% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ......
$ 20.11  $ 19.70  $ 20.47  $ 24.32  $ 22.91  $ 24.96
Net investment income
(a)
.............. 0 .51  1 .16  1 .16  0 .78  0 .74  1 .23
Net realized and unrealized gain (loss)
(b)
....
( 0 .16 ) 0 .40  ( 0 .78 ) ( 3 .82 ) 1 .54  ( 2 .02 )
Net increase (decrease) from investment
operations ........................
0 .35  1 .56  0 .38  ( 3 .04 ) 2 .28  ( 0 .79 )
Distributions
(c)
– – – – – –
From net investment income ........... ( 0 .52 )
(d)
( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .21 )
Return of capital ....................
—  —  —  —  —  ( 0 .05 )
Total distributions ....................
( 0 .52 ) ( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .26 )
Net asset value, end of period ...........
$ 19.94  $ 20.11  $ 19.70  $ 20.47  $ 24.32  $ 22.91
Total Return
(e)
– – – – – –
Based on net asset value ...............
1 .75%
(f)
8 .32% 2 .14% (12.75) % 10.15% ( 3 .10 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ..........
0 .25%
(h)
0 .25% 0 .24% 0 .25% 0 .24% 0 .22%
Net investment income .................
5 .06%
(h)
5 .91% 6 .00% 3 .44% 3 .16% 5 .15%
Supplemental Data
Net assets, end of period (000) ...........
$ 112,674  $ 118,653  $ 135,898  $ 176,041  $ 243,191  $ 279,450
Portfolio turnover rate
(i)
.................
18% 97% 70% 73% 94% 66%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
26
2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(unaudited) (continued)
28
2025
iShares Semi-Annual Financial Statements and Additional Information
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core Growth Allocation
Citigroup Global Markets, Inc. ........................................ $ 36,759,990 $ (36,759,990) $ — $ —
$ 36,759,990 $ (36,759,990)
$ —
$ —
a
Morningstar Multi-Asset Income
Barclays Bank PLC ............................................... 2,038,848 (2,038,848) — —
Barclays Capital, Inc. ............................................. 6,522,021 (6,522,021) — —
BofA Securities, Inc. .............................................. 9,994,018 (9,994,018) — —
Citigroup Global Markets, Inc. ........................................ 411,309 (411,309) — —
Goldman Sachs & Co. LLC ......................................... 2,279,406 (2,279,406) — —
Morgan Stanley ................................................. 3,606,993 (3,606,993) — —
RBC Capital Markets LLC .......................................... 7,570,680 (7,570,680) — —
$ 32,423,275 $ (32,423,275)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  January 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 466,477
Core Conservative Allocation ............................................................................................................................................ 175,652
Core Growth Allocation .................................................................................................................................................. 543,062
Core Moderate Allocation ............................................................................................................................................... 384,039
iShares ETF Amounts
Core Aggressive Allocation ............................................................................................. $ 29,765
Core Conservative Allocation ............................................................................................ 5,246
Core Growth Allocation ................................................................................................ 16,102
Core Moderate Allocation .............................................................................................. 8,690
Morningstar Multi-Asset Income .......................................................................................... 19,204

Notes to Financial Statements
(unaudited) (continued)
30
2025
iShares Semi-Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the six months ended January 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core Aggressive Allocation ......................................................... $ 1,363,075  $ —  $ —
Core Conservative Allocation ........................................................ —  235,968  (8,084)
Core Growth Allocation ............................................................ —  559,650  (21,668)
Core Moderate Allocation .......................................................... —  567,318  (23,062)
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 43,192,182  $ 44,027,452
Core Conservative Allocation .......................................................................... 9,542,557  9,540,061
Core Growth Allocation .............................................................................. 48,850,261  47,937,903
Core Moderate Allocation ............................................................................ 35,695,585  35,001,162
Morningstar Multi-Asset Income ........................................................................ 20,594,617  20,706,880
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 226,198,771  $ 108,751,036
Core Conservative Allocation .......................................................................... 223,529,174  191,523,875
Core Growth Allocation .............................................................................. 441,695,822  333,064,114
Core Moderate Allocation ............................................................................ 172,085,404  129,010,388
Morningstar Multi-Asset Income ........................................................................ 3,943,346  9,063,145
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Core Aggressive Allocation ..............................................................................................
$ (23,574,707)
Core Conservative Allocation .............................................................................................
(10,609,622)
Core Growth Allocation .................................................................................................
(30,396,707)
Core Moderate Allocation ...............................................................................................
(19,850,303)
Morningstar Multi-Asset Income ...........................................................................................
(63,181,098)

Notes to Financial Statements
(unaudited) ( continued)
31
Notes to Financial Statements
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,833,400,745  $ 383,788,565  $ (38,823,111) $ 344,965,454
Core Conservative Allocation ...................................... 659,836,724  21,200,200  (69,162,385) (47,962,185)
Core Growth Allocation .......................................... 2,154,926,205  230,297,540  (105,187,581) 125,109,959
Core Moderate Allocation ........................................ 1,446,250,406  118,038,294  (120,730,081) (2,691,787)
Morningstar Multi-Asset Income .................................... 150,093,927  1,117,958  (5,193,128) (4,075,170)

Notes to Financial Statements
(unaudited) (continued)
32
2025
iShares Semi-Annual Financial Statements and Additional Information
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
Core Aggressive Allocation
Shares sold ............................................... 2,900,000  $ 226,605,966  4,500,000  $ 304,676,921
Shares redeemed ........................................... (1,400,000) (108,893,807) (2,950,000) (204,635,612)
1,500,000  $ 117,712,159  1,550,000  $ 100,041,309
Core Conservative Allocation
Shares sold ............................................... 5,900,000  $ 223,814,018  5,700,000  $ 200,923,151
Shares redeemed ........................................... (5,100,000) (191,781,624) (9,400,000) (335,168,191)
800,000  $ 32,032,394  (3,700,000) $ (134,245,040)
Core Growth Allocation
Shares sold ............................................... 7,600,000  $ 442,863,698  9,450,000  $ 486,691,231
Shares redeemed ........................................... (5,750,000) (333,450,977) (9,650,000) (508,514,962)
1,850,000  $ 109,412,721  (200,000) $ (21,823,731)
Core Moderate Allocation
Shares sold ............................................... 3,900,000  $ 172,463,836  5,600,000  $ 226,846,376
Shares redeemed ........................................... (2,950,000) (129,161,129) (6,650,000) (275,023,964)
950,000  $ 43,302,707  (1,050,000) $ (48,177,588)
Morningstar Multi-Asset Income
Shares sold ............................................... 200,000  $ 3,958,872  500,000  $ 9,734,333
Shares redeemed ........................................... (450,000) (9,075,411) (1,500,000) (29,364,258)
(250,000) $ (5,116,539) (1,000,000) $ (19,629,925)

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
On December 11, 2024, the Board approved a proposal to change the name of the Funds listed below. These changes became effective on February 19, 2025.
Current Fund Name New Fund Name
iShares Core Aggressive Allocation ETF ........................................................ iShares Core 80/20 Aggressive Allocation ETF
iShares Core Conservative Allocation ETF ....................................................... iShares Core 30/70 Conservative Allocation ETF
iShares Core Growth Allocation ETF ........................................................... iShares Core 60/40 Balanced Allocation ETF
iShares Core Moderate Allocation ETF ......................................................... iShares Core 40/60 Moderate Allocation ETF

Additional Information
34
2025
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
35
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX Exchange

Page

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Northrop Grumman Corp. ................... 229 $ 111,585
RTX Corp. ............................. 317 40,877
152,462
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 393 39,099
Expeditors International of Washington, Inc. ....... 165 18,741
57,840
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 5 11,023
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 1,092 69,320
Keurig Dr Pepper, Inc. ..................... 435 13,964
PepsiCo, Inc. ........................... 560 84,386
167,670
a
Biotechnology  —  4 .4%
Alnylam Pharmaceuticals, Inc.
(a)
............... 105 28,488
Amgen, Inc. ............................ 99 28,257
Gilead Sciences, Inc. ...................... 1,276 124,027
Incyte Corp.
(a)
........................... 321 23,805
Regeneron Pharmaceuticals, Inc.
(a)
............. 75 50,473
Vertex Pharmaceuticals, Inc.
(a)
................ 266 122,807
377,857
a
Broadline Retail  —  0 .4%
MercadoLibre, Inc.
(a)
....................... 20 38,444
a
Building Products  —  1 .1%
Johnson Controls International PLC ............ 51 3,978
Trane Technologies PLC .................... 258 93,589
97,567
a
Capital Markets  —  2 .4%
Cboe Global Markets, Inc. ................... 351 71,720
CME Group, Inc. , Class A ................... 165 39,026
Intercontinental Exchange, Inc. ............... 27 4,315
S&P Global, Inc. ......................... 183 95,418
210,479
a
Chemicals  —  0 .8%
Ecolab, Inc. ............................ 237 59,295
Linde PLC ............................. 21 9,369
68,664
a
Commercial Services & Supplies  —  2 .5%
Republic Services, Inc. ..................... 72 15,615
Veralto Corp. ............................ 826 85,400
Waste Management, Inc. .................... 507 111,672
212,687
a
Communications Equipment  —  3 .6%
Cisco Systems, Inc. ....................... 2,227 134,956
F5, Inc.
(a)
.............................. 45 13,377
Juniper Networks, Inc. ..................... 1,102 38,416
Motorola Solutions, Inc. .................... 265 124,351
311,100
a
Construction Materials  —  0 .8%
CRH PLC .............................. 655 64,865
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .2%
Kroger Co. (The) ......................... 1,620 $ 99,857
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 2,888 28,071
a
Distributors  —  0 .3%
LKQ Corp. ............................. 686 25,650
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 1,533 36,378
Verizon Communications, Inc. ................ 2,621 103,241
139,619
a
Electric Utilities  —  0 .9%
Eversource Energy ....................... 561 32,358
Exelon Corp. ............................ 116 4,640
NextEra Energy, Inc. ...................... 560 40,074
77,072
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 142 25,326
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 681 83,702
a
Financial Services  —  3 .2%
Fiserv, Inc.
(a)
............................ 135 29,165
Jack Henry & Associates, Inc. ................ 66 11,490
Mastercard, Inc. , Class A .................... 233 129,415
Visa, Inc. , Class A ........................ 313 106,984
277,054
a
Food Products  —  3 .5%
General Mills, Inc. ........................ 1,856 111,620
Hormel Foods Corp. ....................... 1,012 30,340
Kellanova .............................. 921 75,273
Kraft Heinz Co. (The) ...................... 952 28,408
McCormick & Co., Inc. , NVS ................. 142 10,967
The Campbell's Company ................... 647 25,084
Tyson Foods, Inc. , Class A .................. 315 17,794
299,486
a
Ground Transportation  —  0 .5%
Knight-Swift Transportation Holdings, Inc. , Class A .. 111 6,337
Old Dominion Freight Line, Inc. ............... 20 3,712
Uber Technologies, Inc.
(a)
................... 526 35,163
45,212
a
Health Care Equipment & Supplies  —  0 .6%
Hologic, Inc.
(a) (b)
.......................... 566 40,831
Solventum Corp.
(a)
........................ 108 7,999
48,830
a
Health Care Providers & Services  —  6 .0%
Cardinal Health, Inc. ....................... 93 11,500
Cencora, Inc. ........................... 334 84,906
Cigna Group (The) ........................ 117 34,423
Elevance Health, Inc. ...................... 169 66,873
Humana, Inc. ........................... 95 27,857
McKesson Corp. ......................... 194 115,382
Quest Diagnostics, Inc. ..................... 373 60,836
UnitedHealth Group, Inc. .................... 203 110,125
511,902
a
Health Care REITs  —  1 .1%
Welltower, Inc. ........................... 711 97,037
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .7%
Flutter Entertainment PLC
(a)
.................. 95 $ 25,362
McDonald's Corp. ........................ 303 87,476
Yum! Brands, Inc. ........................ 256 33,408
146,246
a
Household Products  —  3 .7%
Church & Dwight Co., Inc. ................... 553 58,353
Clorox Co. (The) ......................... 177 28,086
Colgate-Palmolive Co. ..................... 1,114 96,584
Kimberly-Clark Corp. ...................... 354 46,009
Procter & Gamble Co. (The) ................. 538 89,303
318,335
a
Industrial Conglomerates  —  0 .7%
Honeywell International, Inc. ................. 261 58,391
a
Insurance  —  4 .9%
Aon PLC , Class A ........................ 14 5,191
Arthur J Gallagher & Co. .................... 73 22,033
Assurant, Inc. ........................... 75 16,139
Marsh & McLennan Companies, Inc. ............ 547 118,633
Progressive Corp. (The) .................... 504 124,206
Travelers Companies, Inc. (The) ............... 486 119,158
Willis Towers Watson PLC ................... 46 15,160
420,520
a
IT Services  —  6 .1%
Accenture PLC , Class A .................... 325 125,109
Akamai Technologies, Inc.
(a)
.................. 295 29,470
Cognizant Technology Solutions Corp. , Class A ..... 335 27,674
Gartner, Inc.
(a)
........................... 120 65,140
GoDaddy, Inc. , Class A
(a)
.................... 393 83,571
International Business Machines Corp. .......... 625 159,813
VeriSign, Inc.
(a)
.......................... 158 33,970
524,747
a
Machinery  —  0 .5%
CNH Industrial N.V. ....................... 1,660 21,381
Xylem, Inc. ............................. 177 21,955
43,336
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 1,479 63,183
a
Multi-Utilities  —  3 .9%
CMS Energy Corp. ........................ 731 48,246
Consolidated Edison, Inc. ................... 1,128 105,739
Dominion Energy, Inc. ...................... 204 11,340
NiSource, Inc. ........................... 122 4,551
Public Service Enterprise Group, Inc. ........... 1,515 126,563
Sempra ............................... 495 41,050
337,489
a
Oil, Gas & Consumable Fuels  —  4 .8%
Cheniere Energy, Inc. ...................... 63 14,090
Chevron Corp. ........................... 186 27,749
Hess Corp. ............................. 767 106,636
Kinder Morgan, Inc. ....................... 3,147 86,480
ONEOK, Inc. ............................ 953 92,603
Phillips 66 .............................. 130 15,323
Targa Resources Corp. ..................... 350 68,880
411,761
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 394 23,226
Eli Lilly & Co. ........................... 121 98,141
Johnson & Johnson ....................... 553 84,139
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ......................... 1,338 $ 132,221
Zoetis, Inc. , Class A ....................... 313 53,492
391,219
a
Professional Services  —  2 .1%
Automatic Data Processing, Inc. ............... 417 126,355
Broadridge Financial Solutions, Inc. ............ 195 46,453
Leidos Holdings, Inc. ...................... 63 8,948
181,756
a
Semiconductors & Semiconductor Equipment  —  2 .9%
First Solar, Inc.
(a)
......................... 87 14,574
NVIDIA Corp. ........................... 848 101,819
NXP Semiconductors N.V. ................... 125 26,069
Texas Instruments, Inc. ..................... 597 110,212
252,674
a
Software  —  13 .0%
Adobe, Inc.
(a)
............................ 162 70,867
ANSYS, Inc.
(a)
........................... 105 36,802
Aspen Technology, Inc.
(a)
.................... 62 16,340
Atlassian Corp. , Class A
(a)
................... 51 15,646
Autodesk, Inc.
(a)
.......................... 83 25,841
Cadence Design Systems, Inc.
(a)
.............. 219 65,179
Dynatrace, Inc.
(a)
......................... 274 15,823
Fair Isaac Corp.
(a)
......................... 20 37,471
Gen Digital, Inc. .......................... 991 26,668
HubSpot, Inc.
(a)
.......................... 85 66,260
Intuit, Inc. .............................. 87 52,331
Microsoft Corp. .......................... 280 116,217
Nutanix, Inc. , Class A
(a)
..................... 333 22,899
Oracle Corp. ............................ 327 55,610
PTC, Inc.
(a)
............................. 358 69,266
Roper Technologies, Inc. .................... 207 119,160
Salesforce, Inc. .......................... 199 67,998
ServiceNow, Inc.
(a)
........................ 126 128,316
Synopsys, Inc.
(a)
......................... 54 28,376
Tyler Technologies, Inc.
(a)
................... 15 9,025
Workday, Inc. , Class A
(a)
.................... 256 67,087
1,113,182
a
Specialized REITs  —  1 .5%
American Tower Corp. ..................... 350 64,732
Equinix, Inc. ............................ 66 60,302
125,034
a
Specialty Retail  —  3 .1%
AutoZone, Inc.
(a)
......................... 11 36,852
Home Depot, Inc. (The) .................... 297 122,358
Lowe's Companies, Inc. .................... 280 72,811
TJX Companies, Inc. (The) .................. 40 4,992
Tractor Supply Co. ........................ 536 29,137
266,150
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Apple, Inc. ............................. 198 46,728
Hewlett Packard Enterprise Co. ............... 393 8,328
NetApp, Inc. ............................ 106 12,942
67,998
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 198 35,117
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Security Shares Value
a
Trading Companies & Distributors  —  1 .8%
Ferguson Enterprises, Inc. ................... 213 $ 38,578
WW Grainger, Inc. ........................ 110 116,894
155,472
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 547 127,435
a
Total Long-Term Investments — 99.7%
(Cost: $ 8,092,572 ) .................................. 8,569,521
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 36,857 $ 36,875
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 13,865 13,865
a
Total Short-Term Securities — 0.6%
(Cost: $ 50,740 ) .................................... 50,740
Total Investments — 100.3%
(Cost: $ 8,143,312 ) .................................. 8,620,261
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (28,980)
Net Assets — 100.0% ................................. $ 8,591,281
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 58,612 $ — $ (21,727)
(a)
$ (9) $ (1) $ 36,875 36,857 $ 41
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 18,866 — (5,001)
(a)
— — 13,865 13,865 580 —
$ (9) $ (1)
$ 50,740
$ 621 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,349 $ — $ — $ — $ 3,349
Futures contracts
Average notional value of contracts — long ................................................................................... $ 14,346
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG MSCI USA Min Vol Factor ETF
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,569,521  $ —  $ —  $ 8,569,521
Short-Term Securities
Money Market Funds ...................................... 50,740  —  —  50,740
$ 8,620,261  $ —  $ —  $ 8,620,261

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
General Dynamics Corp. .................... 45,102 $ 11,590,312
Lockheed Martin Corp. ..................... 360,690 166,981,436
Northrop Grumman Corp. ................... 525,870 256,240,675
RTX Corp. ............................. 167,335 21,577,848
456,390,271
a
Air Freight & Logistics  —  0 .0%
CH Robinson Worldwide, Inc. ................ 106,267 10,572,504
a
Banks  —  0 .5%
First Citizens BancShares, Inc. , Class A
(a)
........ 52,215 115,117,888
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 773,655 49,111,620
Keurig Dr Pepper, Inc. ..................... 4,400,314 141,250,079
PepsiCo, Inc. ........................... 1,510,055 227,550,188
417,911,887
a
Biotechnology  —  5 .0%
AbbVie, Inc. ............................ 1,458,409 268,201,415
Alnylam Pharmaceuticals, Inc.
(b)
............... 214,808 58,279,559
Amgen, Inc. ............................ 315,282 89,987,789
BioMarin Pharmaceutical, Inc.
(b)
............... 835,803 52,956,478
Gilead Sciences, Inc. ...................... 1,892,287 183,930,296
Incyte Corp.
(b)
........................... 1,478,757 109,664,619
Neurocrine Biosciences, Inc.
(a) (b)
............... 632,743 96,063,042
Regeneron Pharmaceuticals, Inc.
(b)
............. 185,189 124,628,493
United Therapeutics Corp.
(b)
.................. 88,130 30,948,612
Vertex Pharmaceuticals, Inc.
(b)
................ 358,731 165,618,928
1,180,279,231
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(b)
....................... 155,822 37,035,773
MercadoLibre, Inc.
(a) (b)
...................... 49,417 94,988,863
132,024,636
a
Capital Markets  —  1 .8%
Cboe Global Markets, Inc. ................... 944,363 192,961,692
CME Group, Inc. , Class A ................... 543,246 128,488,544
Intercontinental Exchange, Inc. ............... 416,735 66,606,755
Tradeweb Markets, Inc. , Class A ............... 338,071 42,901,210
430,958,201
a
Chemicals  —  0 .6%
Corteva, Inc. ............................ 1,506,589 98,335,064
Linde PLC ............................. 90,020 40,159,722
138,494,786
a
Commercial Services & Supplies  —  4 .8%
Republic Services, Inc. ..................... 1,657,082 359,371,373
Rollins, Inc. ............................. 1,708,768 84,584,016
Waste Connections, Inc. .................... 1,897,292 348,665,351
Waste Management, Inc. .................... 1,494,988 329,286,057
1,121,906,797
a
Communications Equipment  —  4 .4%
Arista Networks, Inc.
(a) (b)
.................... 708,027 81,585,951
Cisco Systems, Inc. ....................... 6,005,557 363,936,754
F5, Inc.
(b)
.............................. 526,267 156,438,129
Juniper Networks, Inc. ..................... 2,973,156 103,644,218
Motorola Solutions, Inc. .................... 716,206 336,079,666
1,041,684,718
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  2 .4%
Kroger Co. (The) ......................... 2,438,786 $ 150,326,769
Walmart, Inc. ............................ 4,160,706 408,414,901
558,741,670
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 195,440 41,562,270
a
Diversified Telecommunication Services  —  2 .1%
AT&T, Inc. .............................. 8,203,776 194,675,605
Verizon Communications, Inc. ................ 7,512,359 295,911,821
490,587,426
a
Electric Utilities  —  3 .9%
Alliant Energy Corp. ....................... 371,735 21,887,757
American Electric Power Co., Inc. .............. 940,361 92,493,908
Duke Energy Corp. ....................... 3,066,964 343,469,298
NextEra Energy, Inc. ...................... 159,864 11,439,868
PG&E Corp. ............................ 3,126,452 48,928,974
Southern Co. (The) ....................... 3,572,747 299,932,110
Xcel Energy, Inc. ......................... 1,544,480 103,789,056
921,940,971
a
Electrical Equipment  —  0 .1%
GE Vernova, Inc. ......................... 35,614 13,279,748
a
Electronic Equipment, Instruments & Components  —  2 .8%
Amphenol Corp. , Class A ................... 4,034,793 285,582,648
CDW Corp. ............................. 474,499 94,491,731
Corning, Inc. ............................ 1,541,232 80,267,363
TE Connectivity PLC ...................... 106,084 15,697,249
Teledyne Technologies, Inc.
(b)
................. 350,411 179,175,657
655,214,648
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 1,250,031 153,641,310
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 901,647 86,287,618
Netflix, Inc.
(b)
............................ 20,108 19,640,690
259,569,618
a
Financial Services  —  4 .5%
Berkshire Hathaway, Inc. , Class B
(b)
............ 759,963 356,171,859
Fiserv, Inc.
(b)
............................ 753,095 162,698,644
Mastercard, Inc. , Class A .................... 538,583 299,145,156
Visa, Inc. , Class A ........................ 669,562 228,856,291
1,046,871,950
a
Food Products  —  3 .4%
General Mills, Inc. ........................ 2,443,045 146,924,726
Hershey Co. (The) ........................ 404,993 60,445,205
Hormel Foods Corp. ....................... 1,009,871 30,275,932
Kellanova .............................. 2,160,042 176,540,233
Kraft Heinz Co. (The) ...................... 2,853,139 85,137,668
Mondelez International, Inc. , Class A ............ 1,613,432 93,562,922
The Campbell's Company ................... 1,748,243 67,779,381
Tyson Foods, Inc. , Class A .................. 2,580,530 145,774,140
806,440,207
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 90,130 12,844,426
a
Ground Transportation  —  0 .5%
Knight-Swift Transportation Holdings, Inc. , Class A .. 266,194 15,197,015
Uber Technologies, Inc.
(b)
................... 1,498,722 100,189,566
115,386,581
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 929,780 $ 118,946,755
Becton Dickinson & Co. .................... 586,962 145,331,791
Boston Scientific Corp.
(b)
.................... 1,253,002 128,257,285
Hologic, Inc.
(a) (b)
.......................... 479,165 34,566,963
Medtronic PLC .......................... 365,946 33,235,216
460,338,010
a
Health Care Providers & Services  —  4 .4%
Cardinal Health, Inc. ....................... 94,705 11,711,220
Cencora, Inc. ........................... 644,746 163,900,881
Cigna Group (The) ........................ 150,083 44,155,919
Elevance Health, Inc. ...................... 305,887 121,039,486
Humana, Inc. ........................... 249,360 73,119,833
McKesson Corp. ......................... 513,181 305,214,400
Quest Diagnostics, Inc. ..................... 154,560 25,208,736
UnitedHealth Group, Inc. .................... 541,747 293,892,330
1,038,242,805
a
Health Care REITs  —  0 .5%
Welltower, Inc. ........................... 857,441 117,023,548
a
Hotels, Restaurants & Leisure  —  2 .5%
Domino's Pizza, Inc. ....................... 99,071 44,494,767
DoorDash, Inc. , Class A
(b)
................... 198,885 37,555,455
McDonald's Corp. ........................ 999,538 288,566,621
Yum! Brands, Inc. ........................ 1,600,104 208,813,572
579,430,415
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 263,455 56,866,762
a
Household Products  —  2 .7%
Church & Dwight Co., Inc. ................... 833,791 87,981,626
Colgate-Palmolive Co. ..................... 2,316,260 200,819,742
Kimberly-Clark Corp. ...................... 360,371 46,837,419
Procter & Gamble Co. (The) ................. 1,770,418 293,871,684
629,510,471
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 151,567 33,908,569
a
Insurance  —  9 .3%
Allstate Corp. (The) ....................... 1,098,040 211,186,033
Aon PLC , Class A ........................ 326,683 121,140,590
Arch Capital Group Ltd. .................... 1,656,941 154,211,499
Arthur J Gallagher & Co. .................... 726,507 219,274,343
Chubb Ltd. ............................. 1,208,037 328,441,100
Erie Indemnity Co. , Class A , NVS .............. 105,770 42,620,021
Hartford Financial Services Group, Inc. (The) ...... 241,579 26,948,137
Loews Corp. ............................ 787,315 67,276,067
Markel Group, Inc.
(a) (b)
...................... 35,166 64,310,877
Marsh & McLennan Companies, Inc. ............ 1,172,763 254,348,839
Progressive Corp. (The) .................... 1,361,065 335,420,859
Travelers Companies, Inc. (The) ............... 843,093 206,709,542
W R Berkley Corp. ........................ 1,186,432 69,797,795
Willis Towers Watson PLC ................... 284,814 93,864,726
2,195,550,428
a
Interactive Media & Services  —  0 .3%
Alphabet, Inc. , Class C , NVS ................. 260,915 53,644,124
Meta Platforms, Inc. , Class A ................. 33,955 23,401,107
77,045,231
a
IT Services  —  6 .8%
Accenture PLC , Class A .................... 848,663 326,692,822
Akamai Technologies, Inc.
(a) (b)
................. 1,053,860 105,280,614
Security Shares Value
a
IT Services (continued)
Cognizant Technology Solutions Corp. , Class A ..... 2,312,005 $ 190,994,733
Gartner, Inc.
(b)
........................... 275,478 149,537,723
GoDaddy, Inc. , Class A
(b)
.................... 1,272,327 270,560,337
International Business Machines Corp. .......... 1,489,965 380,984,050
VeriSign, Inc.
(b)
.......................... 792,869 170,466,835
1,594,517,114
a
Machinery  —  0 .1%
Otis Worldwide Corp. ...................... 153,329 14,630,653
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 2,143,045 72,134,895
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 1,486,623 63,508,535
a
Multi-Utilities  —  2 .7%
Ameren Corp. ........................... 613,613 57,802,345
CMS Energy Corp. ........................ 662,129 43,700,514
Consolidated Edison, Inc. ................... 2,714,342 254,442,419
Dominion Energy, Inc. ...................... 927,526 51,561,170
DTE Energy Co. ......................... 379,321 45,473,002
WEC Energy Group, Inc. .................... 1,827,294 181,377,202
634,356,652
a
Oil, Gas & Consumable Fuels  —  2 .8%
Chevron Corp. ........................... 493,801 73,670,171
Diamondback Energy, Inc. ................... 713,993 117,351,889
EOG Resources, Inc. ...................... 294,712 37,071,822
Exxon Mobil Corp. ........................ 1,622,288 173,309,027
Marathon Petroleum Corp. .................. 799,436 116,485,820
Occidental Petroleum Corp. .................. 573,824 26,768,890
Phillips 66 .............................. 101,318 11,942,353
Targa Resources Corp. ..................... 193,285 38,038,488
Williams Companies, Inc. (The) ............... 1,215,221 67,359,700
661,998,160
a
Pharmaceuticals  —  4 .2%
Bristol-Myers Squibb Co. .................... 1,755,965 103,514,137
Eli Lilly & Co. ........................... 258,038 209,289,461
Johnson & Johnson ....................... 1,795,262 273,149,113
Merck & Co., Inc. ......................... 3,611,590 356,897,324
Pfizer, Inc. ............................. 1,892,690 50,194,139
993,044,174
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 70,314 21,305,845
Booz Allen Hamilton Holding Corp. , Class A ....... 654,886 84,480,294
Broadridge Financial Solutions, Inc. ............ 53,317 12,701,176
Verisk Analytics, Inc. ....................... 348,011 100,032,282
218,519,597
a
Semiconductors & Semiconductor Equipment  —  1 .6%
Analog Devices, Inc. ....................... 252,368 53,474,256
First Solar, Inc.
(b)
......................... 73,420 12,299,318
NVIDIA Corp. ........................... 1,059,988 127,272,759
Texas Instruments, Inc. ..................... 979,438 180,814,049
373,860,382
a
Software  —  10 .2%
Adobe, Inc.
(b)
............................ 128,457 56,193,515
Aspen Technology, Inc.
(b)
.................... 220,310 58,062,700
Cadence Design Systems, Inc.
(b)
.............. 137,525 40,930,190
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 99,975 39,797,048
Datadog, Inc. , Class A
(a) (b)
................... 92,407 13,187,403
DocuSign, Inc.
(a) (b)
........................ 276,334 26,729,788

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Software (continued)
Dynatrace, Inc.
(b)
......................... 1,113,006 $ 64,276,096
Fair Isaac Corp.
(b)
......................... 76,852 143,986,833
Fortinet, Inc.
(b)
........................... 1,214,017 122,470,035
Gen Digital, Inc. .......................... 2,414,169 64,965,288
HubSpot, Inc.
(a) (b)
......................... 83,125 64,798,431
Intuit, Inc. .............................. 16,794 10,101,759
Manhattan Associates, Inc.
(b)
................. 137,484 28,677,788
Microsoft Corp. .......................... 836,640 347,255,798
Nutanix, Inc. , Class A
(a) (b)
.................... 704,025 48,412,279
Oracle Corp. ............................ 793,311 134,910,469
Palo Alto Networks, Inc.
(a) (b)
.................. 126,638 23,354,580
PTC, Inc.
(b)
............................. 636,629 123,174,979
Roper Technologies, Inc. .................... 552,461 318,024,175
Salesforce, Inc. .......................... 219,372 74,959,412
ServiceNow, Inc.
(b)
........................ 206,281 210,072,445
Synopsys, Inc.
(b)
......................... 79,334 41,688,430
Tyler Technologies, Inc.
(b)
................... 210,553 126,677,107
Workday, Inc. , Class A
(b)
.................... 387,697 101,599,876
Zoom Communications, Inc. , Class A
(a) (b)
......... 1,165,708 101,346,654
2,385,653,078
a
Specialty Retail  —  2 .7%
AutoZone, Inc.
(b)
......................... 73,589 246,538,604
Home Depot, Inc. (The) .................... 169,022 69,633,683
O'Reilly Automotive, Inc.
(b)
................... 131,303 169,961,229
TJX Companies, Inc. (The) .................. 1,265,805 157,959,806
644,093,322
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Apple, Inc. ............................. 1,010,576 $ 238,495,936
NetApp, Inc. ............................ 417,191 50,939,021
289,434,957
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 1,476,837 344,058,716
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,385,066,930 ) .............................. 23,445,506,908
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 74,168,673 74,205,758
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 33,627,841 33,627,841
a
Total Short-Term Securities — 0.4%
(Cost: $ 107,830,678 ) ................................ 107,833,599
Total Investments — 100.2%
(Cost: $ 20,492,897,608 ) .............................. 23,553,340,507
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (53,193,950)
Net Assets — 100.0% ................................. $ 23,500,146,557
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,513,795 $ 70,714,200
(a)
$ — $ (20,241) $ (1,996) $ 74,205,758 74,168,673 $ 92,683
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 33,167,263 460,578
(a)
— — — 33,627,841 33,627,841 969,741 —
$ (20,241) $ (1,996)
$ 107,833,599
$ 1,062,424 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Min Vol Factor ETF
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 396 03/21/25 $ 14,434 $ 188,206
E-Mini S&P 500 Index ................................................................... 118 03/21/25 35,797 340,234
$ 528,440
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 528,440 $ — $ — $ — $ 528,440
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,636,331 $ — $ — $ — $ 3,636,331
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (82,913) $ — $ — $ — $ (82,913)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 47,033,040
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,445,506,908  $ —  $ —  $ 23,445,506,908
Short-Term Securities
Money Market Funds ...................................... 107,833,599  —  —  107,833,599
$ 23,553,340,507  $ —  $ —  $ 23,553,340,507
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 528,440  $ —  $ —  $ 528,440
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2025
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 8,569,521  $ 23,445,506,908
Investments, at value — affiliated
(c)
........................................................................ 50,740  107,833,599
Cash ............................................................................................ 450  363
Cash pledged:
Futures contracts .................................................................................. —  2,863,000
Receivables:
Securities lending income — affiliated .................................................................... 2  15,822
Capital shares sold ................................................................................. —  69,539
Dividends — unaffiliated ............................................................................. 8,691  21,075,599
Dividends — affiliated ............................................................................... 42  129,092
Total assets .......................................................................................
8,629,446  23,577,493,922
LIABILITIES
Collateral on securities loaned ........................................................................... 36,875  74,240,775
Payables:
Investment advisory fees ............................................................................. 1,290  2,901,950
Variation margin on futures contracts ..................................................................... —  204,640
Total liabilities ......................................................................................
38,165  77,347,365
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 8,591,281  $ 23,500,146,557
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 8,016,577  $ 21,870,665,337
Accumulated earnings ................................................................................ 574,704  1,629,481,220
NET ASSETS ......................................................................................
$ 8,591,281  $ 23,500,146,557
NET ASSET VALUE
Shares outstanding .................................................................................. 300,000  255,500,000
Net asset value ..................................................................................... $ 28.64  $ 91.98
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 36,070  $ 72,444,365
(b)
Investments, at cost — unaffiliated ...................................................................... $ 8,092,572  $ 20,385,066,930
(c)
Investments, at cost — affiliated ........................................................................ $ 50,740  $ 107,830,678

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 100,049  $ 218,189,825
Dividends — affiliated .............................................................................. 580  969,741
Interest — unaffiliated .............................................................................. 7  84,034
Securities lending income — affiliated — net ............................................................... 41  92,683
Foreign taxes withheld ............................................................................. (51) (186,481)
Total investment income ..............................................................................
100,626  219,149,802
EXPENSES
Investment advisory ............................................................................... 10,484  18,212,552
Total expenses .................................................................................... 10,484  18,212,552
Net investment income ...............................................................................
90,142  200,937,250
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 104,918  374,264,534
Investments — affiliated ........................................................................... (9) (20,241)
Futures contracts ............................................................................... 3,349  3,636,331
In-kind redemptions — unaffiliated
(a)
................................................................... 487,194  966,149,837
595,452  1,344,030,461
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 54,871  33,687,368
Investments — affiliated ........................................................................... (1) (1,996)
Futures contracts ............................................................................... —  (82,913)
54,870  33,602,459
Net realized and unrealized gain ........................................................................
650,322  1,377,632,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 740,464  $ 1,578,570,170
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 90,142  $ 189,887  $ 200,937,250  $ 480,727,167
Net realized gain ........................................... 595,452  1,089,178  1,344,030,461  3,020,565,317
Net change in unrealized appreciation (depreciation) ................... 54,870  209,143  33,602,459  687,966,772
Net increase in net assets resulting from operations ......................
740,464  1,488,208  1,578,570,170  4,189,259,256
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(106,981)
(b)
(184,820) (217,603,982)
(b)
(492,006,477)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(4,375,040) 2,565,027  (2,716,361,285) (7,647,964,938)
NET ASSETS
Total increase (decrease) in net assets .............................. (3,741,557) 3,868,415  (1,355,395,097) (3,950,712,159)
Beginning of period ...........................................
12,332,838  8,464,423  24,855,541,654  28,806,253,813
End of period ...............................................
$ 8,591,281  $ 12,332,838  $ 23,500,146,557  $ 24,855,541,654
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period .....................................
$ 27.41  $ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
............................................. 0 .22  0 .46  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
...................................
1 .28  3 .22  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations ............................
1 .50  3 .68  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
................................... ( 0 .27 )
(e)
( 0 .45 ) ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ..........................................
$ 28.64  $ 27.41  $ 24.18  $ 23.18
Total Return
(f)
– – – –
Based on net asset value ..............................................
5 .49%
(g)
15.40% 6 .27% ( 6 .83 ) %
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .....................................................
0 .18%
(i)
0 .18% 0 .18% 0 .18%
(i)
Net investment income ................................................
1 .55%
(i)
1 .84% 1 .86% 1 .51%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................
$ 8,591  $ 12,333  $ 8,464  $ 4,636
Portfolio turnover rate
(j)
................................................
13% 24% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 87.03  $ 75.33  $ 73.77  $ 76.19  $ 63.37  $ 62.75
Net investment income
(a)
............... 0 .76  1 .44  1 .25  1 .13  1 .08  1 .29
Net realized and unrealized gain (loss)
(b)
.....
5 .02  11.74  1 .59  ( 2 .52 ) 12.84  0 .62
Net increase (decrease) from investment
operations .........................
5 .78  13.18  2 .84  ( 1 .39 ) 13.92  1 .91
Distributions from net investment income
(c)
..... ( 0 .83 )
(d)
( 1 .48 ) ( 1 .28 ) ( 1 .03 ) ( 1 .10 ) ( 1 .29 )
Net asset value, end of period ............
$ 91.98  $ 87.03  $ 75.33  $ 73.77  $ 76.19  $ 63.37
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .65%
(f)
17.73% 3 .97% ( 1 .85 ) % 22.23% 3 .18%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .65%
(h)
1 .84% 1 .72% 1 .50% 1 .59% 2 .06%
Supplemental Data
Net assets, end of period (000) ............
$ 23,500,147  $ 24,855,542  $ 28,806,254  $ 28,652,798  $ 28,470,987  $ 34,512,060
Portfolio turnover rate
(i)
..................
11% 25% 23% 20% 23% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor ........................................................................................... Diversified
*
MSCI USA Min Vol Factor ............................................................................................... Diversified
*
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG MSCI USA Min Vol Factor
Wells Fargo Bank NA ......................................... $ 36,070  $ (36,070) $ —  $ —
$ 36,070  $ (36,070)
$ —
$ —
a
MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... 12,315,020  (12,315,020) —  —
BMO Capital Markets Corp. ..................................... 62,363  (62,363) —  —
BNP Paribas SA ............................................. 5,291,256  (5,291,256) —  —
BofA Securities, Inc. .......................................... 4,658,148  (4,658,148) —  —
Citigroup Global Markets, Inc. .................................... 4,433,940  (4,433,940) —  —
Goldman Sachs & Co. LLC ..................................... 15,989,469  (15,989,469) —  —
Jefferies LLC ............................................... 460,782  (460,782) —  —
Morgan Stanley ............................................. 2,611,050  (2,611,050) —  —
Natixis SA ................................................. 437,877  (437,877) —  —
SG Americas Securities LLC .................................... 4,483,968  (4,483,968) —  —
State Street Bank & Trust Co. .................................... 2,331,752  (2,331,752) —  —
Virtu Americas LLC ........................................... 521,640  (521,640) —  —
Wells Fargo Bank NA ......................................... 18,847,100  (18,847,100) —  —
$ 72,444,365  $ (72,444,365)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Amounts
ESG MSCI USA Min Vol Factor .......................................................................................... $ 17
MSCI USA Min Vol Factor .............................................................................................. 37,481

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war,
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 412,605,985  $ 479,506,730  $ 113,530,010
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,422,162  $ 1,446,419
MSCI USA Min Vol Factor ............................................................................ 2,563,471,577  2,580,533,823
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ —  $ 4,356,618
MSCI USA Min Vol Factor ............................................................................ 1,675,137,154  4,384,775,057
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG MSCI USA Min Vol Factor ...........................................................................................
$ (491,613)
MSCI USA Min Vol Factor ...............................................................................................
(2,772,795,428)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 8,154,427  $ 832,650  $ (366,816) $ 465,834
MSCI USA Min Vol Factor ........................................ 20,524,692,648  3,841,773,626  (812,597,327) 3,029,176,299

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
ESG MSCI USA Min Vol Factor
Shares sold ............................................... —  $ —  800,000  $ 20,374,397
Shares redeemed ........................................... (150,000) (4,375,040) (700,000) (17,809,370)
(150,000) $ (4,375,040) 100,000  $ 2,565,027
MSCI USA Min Vol Factor
Shares sold ............................................... 18,700,000  $ 1,679,195,293  112,400,000  $ 8,513,720,233
Shares redeemed ........................................... (48,800,000) (4,395,556,578) (209,200,000) (16,161,685,171)
(30,100,000) $ (2,716,361,285) (96,800,000) $ (7,647,964,938)

Additional Information
24
2025
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
25
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX Exchange
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX Exchange
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX Exchange

Page
2

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  5 .0%
Axon Enterprise, Inc.
(a)
..................... 100,804 $ 65,742,353
General Electric Co. ....................... 1,302,995 265,250,692
HEICO Corp. ........................... 50,389 12,039,948
HEICO Corp. , Class A ...................... 89,622 17,057,755
Howmet Aerospace, Inc. .................... 951,228 120,406,440
RTX Corp. ............................. 1,577,752 203,451,121
TransDigm Group, Inc. ..................... 60,471 81,837,823
765,786,132
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 149,750 14,898,627
a
Banks  —  6 .1%
Citizens Financial Group, Inc. ................ 562,748 26,769,922
Fifth Third Bancorp ....................... 865,324 38,342,507
JPMorgan Chase & Co. .................... 3,018,793 806,923,369
M&T Bank Corp. ......................... 239,314 48,159,549
920,195,347
a
Biotechnology  —  4 .4%
AbbVie, Inc. ............................ 2,461,165 452,608,244
Alnylam Pharmaceuticals, Inc.
(a)
............... 185,739 50,392,848
Incyte Corp.
(a)
........................... 240,671 17,848,161
United Therapeutics Corp.
(a)
.................. 77,655 27,270,106
Vertex Pharmaceuticals, Inc.
(a)
................ 248,033 114,511,876
662,631,235
a
Building Products  —  1 .1%
Carlisle Companies, Inc. .................... 45,952 17,896,466
Lennox International, Inc. ................... 41,002 24,290,405
Trane Technologies PLC .................... 334,973 121,511,455
163,698,326
a
Capital Markets  —  10 .0%
Bank of New York Mellon Corp. (The) ........... 1,329,644 114,256,309
BlackRock, Inc.
(b)
......................... 192,986 207,556,443
Blackstone, Inc. .......................... 982,661 174,039,090
Goldman Sachs Group, Inc. (The) ............. 422,701 270,697,720
Intercontinental Exchange, Inc. ............... 713,666 114,065,237
KKR & Co., Inc. .......................... 1,361,617 227,485,352
Moody's Corp. ........................... 180,241 90,019,565
Morgan Stanley .......................... 1,664,727 230,448,159
Nasdaq, Inc. ............................ 560,566 46,157,004
Robinhood Markets, Inc. , Class A
(a)
............. 732,695 38,063,505
1,512,788,384
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 560,368 112,393,010
a
Communications Equipment  —  2 .2%
Arista Networks, Inc.
(a)
..................... 1,484,891 171,103,990
F5, Inc.
(a)
.............................. 96,491 28,682,915
Motorola Solutions, Inc. .................... 288,969 135,598,703
335,385,608
a
Construction & Engineering  —  0 .6%
EMCOR Group, Inc. ....................... 85,314 38,225,791
Quanta Services, Inc.
(c)
..................... 186,895 57,490,771
95,716,562
a
Consumer Finance  —  2 .2%
American Express Co. ..................... 730,466 231,886,432
Discover Financial Services .................. 291,561 58,630,001
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 570,123 $ 39,327,085
329,843,518
a
Consumer Staples Distribution & Retail  —  9 .0%
Costco Wholesale Corp. .................... 573,764 562,219,868
Walmart, Inc. ............................ 8,140,956 799,116,241
1,361,336,109
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 1,624,400 15,789,168
International Paper Co. ..................... 652,243 36,284,278
Packaging Corp. of America ................. 135,046 28,718,882
Smurfit WestRock PLC ..................... 504,574 26,787,834
107,580,162
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 10,440,557 247,754,418
a
Electric Utilities  —  4 .3%
Alliant Energy Corp. ....................... 248,310 14,620,493
American Electric Power Co., Inc. .............. 487,634 47,963,680
Constellation Energy Corp. .................. 829,455 248,819,911
Duke Energy Corp. ....................... 786,919 88,127,059
Edison International ....................... 341,543 18,443,322
Entergy Corp. ........................... 948,959 76,941,596
NRG Energy, Inc. ......................... 324,409 33,232,458
Southern Co. (The) ....................... 1,409,338 118,313,925
646,462,444
a
Electrical Equipment  —  2 .1%
GE Vernova, Inc. ......................... 729,092 271,863,825
Vertiv Holdings Co. , Class A ................. 417,256 48,827,297
320,691,122
a
Electronic Equipment, Instruments & Components  —  1 .1%
Amphenol Corp. , Class A ................... 1,394,576 98,708,089
Corning, Inc. ............................ 1,438,282 74,905,727
173,613,816
a
Financial Services  —  2 .7%
Apollo Global Management, Inc. ............... 581,800 99,476,164
Equitable Holdings, Inc. .................... 91,173 4,961,635
Fidelity National Information Services, Inc. ........ 766,016 62,407,323
Fiserv, Inc.
(a) (c)
........................... 1,114,451 240,765,994
407,611,116
a
Food Products  —  0 .3%
Kellanova .............................. 525,108 42,917,077
a
Health Care Equipment & Supplies  —  3 .8%
Boston Scientific Corp.
(a)
.................... 2,204,461 225,648,628
Intuitive Surgical, Inc.
(a)
..................... 561,613 321,175,242
ResMed, Inc. ........................... 141,014 33,304,687
580,128,557
a
Health Care Providers & Services  —  0 .1%
DaVita, Inc.
(a) (c)
.......................... 42,427 7,475,637
Universal Health Services, Inc. , Class B ......... 60,864 11,476,516
18,952,153
a
Health Care REITs  —  1 .4%
Healthpeak Properties, Inc. .................. 775,862 16,029,309
Ventas, Inc. ............................ 722,922 43,678,947
Welltower, Inc. ........................... 1,096,238 149,614,562
209,322,818
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .1%
Booking Holdings, Inc. ..................... 46,130 $ 218,543,643
Royal Caribbean Cruises Ltd. ................ 397,397 105,946,040
324,489,683
a
Household Durables  —  1 .3%
DR Horton, Inc. .......................... 288,371 40,919,845
Garmin Ltd. ............................. 313,054 67,572,706
Lennar Corp. , Class A ...................... 216,431 28,404,405
NVR, Inc.
(a)
............................. 4,219 33,820,263
PulteGroup, Inc. ......................... 221,123 25,159,375
195,876,594
a
Independent Power and Renewable Electricity Producers  —  1 .0%
Vistra Corp. ............................ 911,870 153,221,516
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 805,945 122,664,829
a
Insurance  —  3 .3%
Aflac, Inc. .............................. 632,858 67,956,292
Arthur J Gallagher & Co. .................... 193,498 58,401,566
Brown & Brown, Inc. ....................... 356,438 37,304,801
Chubb Ltd. ............................. 370,401 100,704,624
Erie Indemnity Co. , Class A , NVS .............. 26,595 10,716,455
Fidelity National Financial, Inc. ................ 299,510 17,422,497
Hartford Financial Services Group, Inc. (The) ...... 356,536 39,771,591
Progressive Corp. (The) .................... 704,181 173,538,366
505,816,192
a
IT Services  —  0 .4%
GoDaddy, Inc. , Class A
(a)
.................... 289,817 61,629,585
a
Machinery  —  0 .5%
Pentair PLC ............................ 228,720 23,713,690
Westinghouse Air Brake Technologies Corp. ....... 251,405 52,272,127
75,985,817
a
Media  —  0 .2%
Fox Corp. , Class A , NVS .................... 348,217 17,821,746
Fox Corp. , Class B ........................ 200,957 9,766,510
27,588,256
Multi-Utilities  —  0 .6%
NiSource, Inc. ........................... 610,055 22,755,052
Public Service Enterprise Group, Inc. ........... 763,217 63,759,148
86,514,200
a
Oil, Gas & Consumable Fuels  —  2 .2%
Kinder Morgan, Inc. ....................... 3,169,161 87,088,544
Targa Resources Corp. ..................... 427,413 84,114,879
Texas Pacific Land Corp. .................... 41,716 54,112,744
Williams Companies, Inc. (The) ............... 1,974,805 109,463,441
334,779,608
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 242,371 34,423,953
TransUnion ............................. 325,142 32,270,344
66,694,297
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 614,079 88,881,794
a
Residential REITs  —  0 .5%
AvalonBay Communities, Inc. ................ 144,175 31,936,205
Camden Property Trust ..................... 104,034 11,829,706
Essex Property Trust, Inc. ................... 59,332 16,884,107
Security Shares Value
a
Residential REITs (continued)
Mid-America Apartment Communities, Inc. ........ 101,555 $ 15,495,262
76,145,280
a
Semiconductors & Semiconductor Equipment  —  11 .1%
Broadcom, Inc. .......................... 4,188,137 926,709,074
NVIDIA Corp. ........................... 4,963,200 595,931,424
Texas Instruments, Inc. ..................... 858,151 158,423,256
1,681,063,754
a
Software  —  8 .7%
AppLovin Corp. , Class A
(a) (c)
.................. 551,454 203,811,884
Fair Isaac Corp.
(a)
......................... 55,658 104,278,602
Gen Digital, Inc. .......................... 1,040,521 28,000,420
MicroStrategy, Inc. , Class A
(a) (c)
................ 485,339 162,486,644
Oracle Corp. ............................ 2,735,694 465,232,122
Palantir Technologies, Inc. , Class A
(a)
........... 3,682,585 303,776,437
Samsara, Inc. , Class A
(a) (c)
................... 326,079 16,793,068
Tyler Technologies, Inc.
(a) (c)
.................. 54,235 32,629,945
1,317,009,122
a
Specialized REITs  —  0 .5%
Iron Mountain, Inc. ........................ 713,847 72,505,440
Millrose Properties, Inc.
(a)
................... 102,911 1,138,195
73,643,635
a
Specialty Retail  —  1 .4%
Carvana Co. , Class A
(a) (c)
.................... 302,171 74,781,279
TJX Companies, Inc. (The) .................. 1,093,374 136,442,142
211,223,421
a
Technology Hardware, Storage & Peripherals  —  0 .1%
NetApp, Inc. ............................ 193,854 23,669,573
a
Tobacco  —  3 .1%
Altria Group, Inc. ......................... 2,183,833 114,061,598
Philip Morris International, Inc. ................ 2,767,002 360,263,660
474,325,258
a
Wireless Telecommunication Services  —  1 .4%
T-Mobile U.S., Inc. ........................ 945,385 220,246,343
a
Total Long-Term Investments — 99.7%
(Cost: $ 12,998,770,774 ) .............................. 15,151,175,298
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(b) (d) (e)
..................... 119,465,477 119,525,210
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(b) (d)
............................ 27,506,157 27,506,157
a
Total Short-Term Securities — 1.0%
(Cost: $ 147,030,715 ) ................................ 147,031,367
Total Investments — 100.7%
(Cost: $ 13,145,801,489 ) .............................. 15,298,206,665
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (108,139,870)
Net Assets — 100.0% ................................. $ 15,190,066,795
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 102,738,839  $ 16,784,547
(a)
$ —  $ 7,228  $ (5,404) $ 119,525,210  119,465,477  $ 163,110
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 29,569,896  —  (2,063,739)
(a)
—  —  27,506,157  27,506,157  560,000  —
BlackRock, Inc. .. —  211,208,953  (12,440,190) 155,898  8,631,782  207,556,443  192,986  911,212  —
$ 163,126  $ 8,626,378
$ 354,587,810
$ 1,634,322  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 122 03/21/25 $ 37,010 $ 239,838
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 239,838 $ — $ — $ — $ 239,838
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 2,039,689 $ — $ — $ — $ 2,039,689
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (11,785) $ — $ — $ — $ (11,785)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 27,399,788
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,150,037,103  $ 1,138,195  $ —  $ 15,151,175,298
Short-Term Securities
Money Market Funds ...................................... 147,031,367  —  —  147,031,367
$ 15,297,068,470  $ 1,138,195  $ —  $ 15,298,206,665
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 239,838  $ —  $ —  $ 239,838
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Lockheed Martin Corp. ..................... 1,049,883 $ 486,043,335
a
Air Freight & Logistics  —  0 .1%
Expeditors International of Washington, Inc. ....... 444,258 50,458,824
a
Beverages  —  1 .9%
Brown-Forman Corp. , Class B , NVS ............ 262,695 8,671,562
Coca-Cola Co. (The) ...................... 8,354,139 530,320,744
Monster Beverage Corp.
(a)
................... 1,637,162 79,746,161
PepsiCo, Inc. ........................... 2,375,983 358,036,878
976,775,345
a
Biotechnology  —  0 .5%
United Therapeutics Corp.
(a)
.................. 86,324 30,314,399
Vertex Pharmaceuticals, Inc.
(a)
................ 505,756 233,497,430
263,811,829
a
Building Products  —  0 .5%
A O Smith Corp. ......................... 363,761 24,481,115
Trane Technologies PLC .................... 694,812 252,043,053
276,524,168
a
Capital Markets  —  3 .2%
Ameriprise Financial, Inc. ................... 444,517 241,532,757
BlackRock, Inc.
(b) (c)
........................ 462,718 497,653,209
Cboe Global Markets, Inc. ................... 345,146 70,523,682
CME Group, Inc. , Class A ................... 1,109,145 262,334,976
FactSet Research Systems, Inc. ............... 128,743 61,076,967
LPL Financial Holdings, Inc. .................. 213,677 78,395,955
MarketAxess Holdings, Inc. .................. 131,191 28,944,670
Moody's Corp. ........................... 522,598 261,006,345
SEI Investments Co. ....................... 405,502 35,108,363
T Rowe Price Group, Inc. ................... 758,309 88,661,488
1,625,238,412
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 427,502 143,324,321
Ecolab, Inc. ............................ 462,423 115,693,610
Linde PLC ............................. 1,023,579 456,639,063
PPG Industries, Inc. ....................... 471,540 54,406,285
RPM International, Inc. ..................... 244,988 31,015,481
Sherwin-Williams Co. (The) .................. 559,775 200,489,014
1,001,567,774
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 1,308,147 262,375,044
Rollins, Inc. ............................. 1,038,472 51,404,364
Veralto Corp. ............................ 723,333 74,785,399
388,564,807
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 4,259,156 490,782,546
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 164,873 73,872,996
a
Consumer Staples Distribution & Retail  —  1 .9%
Costco Wholesale Corp. .................... 980,017 960,299,058
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 164,846 30,616,848
Packaging Corp. of America ................. 156,534 33,288,520
63,905,368
a
Security Shares Value
a
Distributors  —  0 .2%
Pool Corp. ............................. 323,015 $ 111,197,914
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 3,984,739 282,039,826
a
Energy Equipment & Services  —  0 .8%
Schlumberger N.V. ........................ 10,393,428 418,647,280
a
Entertainment  —  2 .1%
Electronic Arts, Inc. ....................... 545,080 66,995,783
Netflix, Inc.
(a) (c)
........................... 1,050,305 1,025,895,912
1,092,891,695
a
Financial Services  —  9 .6%
Jack Henry & Associates, Inc. ................ 262,059 45,621,851
Mastercard, Inc. , Class A .................... 4,235,112 2,352,308,258
Visa, Inc. , Class A ........................ 7,404,383 2,530,818,110
4,928,748,219
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 318,710 47,567,467
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 1,125,752 160,430,917
a
Ground Transportation  —  0 .3%
Old Dominion Freight Line, Inc. ............... 717,568 133,187,796
a
Health Care Equipment & Supplies  —  0 .6%
Edwards Lifesciences Corp.
(a)
................ 1,260,895 91,351,843
IDEXX Laboratories, Inc.
(a)
................... 247,987 104,662,913
ResMed, Inc. ........................... 306,818 72,464,275
Solventum Corp.
(a) (c)
....................... 412,140 30,523,089
299,002,120
a
Health Care Providers & Services  —  2 .2%
Molina Healthcare, Inc.
(a) (c)
................... 111,956 34,752,262
UnitedHealth Group, Inc. .................... 2,048,318 1,111,192,032
1,145,944,294
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (c)
.............. 291,535 68,003,454
a
Hotels, Restaurants & Leisure  —  1 .4%
Chipotle Mexican Grill, Inc.
(a)
................. 12,154,608 709,221,377
a
Household Durables  —  2 .3%
DR Horton, Inc. .......................... 2,522,358 357,922,600
Garmin Ltd. ............................. 1,420,818 306,683,565
NVR, Inc.
(a) (c)
............................ 33,533 268,806,564
PulteGroup, Inc. ......................... 1,962,504 223,293,705
1,156,706,434
a
Household Products  —  1 .5%
Procter & Gamble Co. (The) ................. 4,588,092 761,577,391
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 2,133,169 324,668,322
a
Insurance  —  1 .4%
Aflac, Inc. .............................. 1,710,167 183,637,732
American Financial Group, Inc. ............... 219,535 29,979,700
Arch Capital Group Ltd. .................... 1,216,758 113,243,667
Erie Indemnity Co. , Class A , NVS .............. 101,052 40,718,903
Marsh & McLennan Companies, Inc. ............ 1,498,829 325,066,034
692,646,036
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Interactive Media & Services  —  8 .2%
Alphabet, Inc. , Class A ..................... 5,380,202 $ 1,097,668,812
Alphabet, Inc. , Class C , NVS ................. 4,615,740 948,996,144
Meta Platforms, Inc. , Class A ................. 3,095,746 2,133,526,228
4,180,191,184
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 2,564,385 987,160,006
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc. ................... 595,911 90,292,435
Waters Corp.
(a) (c)
......................... 106,639 44,306,372
West Pharmaceutical Services, Inc. ............ 144,223 49,259,365
183,858,172
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 1,634,408 607,084,508
Graco, Inc. ............................. 531,513 44,737,449
Illinois Tool Works, Inc. ..................... 1,410,120 365,446,699
1,017,268,656
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 779,706 22,354,171
Omnicom Group, Inc. ...................... 408,048 35,414,486
57,768,657
a
Metals & Mining  —  0 .0%
Reliance, Inc. ........................... 87,763 25,407,388
a
Multi-Utilities  —  1 .4%
Consolidated Edison, Inc. ................... 2,048,798 192,054,325
Public Service Enterprise Group, Inc. ........... 2,576,510 215,241,645
Sempra ............................... 3,935,927 326,406,426
733,702,396
a
Oil, Gas & Consumable Fuels  —  2 .4%
APA Corp. ............................. 3,582,993 78,575,036
ConocoPhillips .......................... 7,150,418 706,675,811
Expand Energy Corp. ...................... 1,737,746 176,554,994
Texas Pacific Land Corp.
(c)
.................. 211,368 274,180,229
1,235,986,070
a
Pharmaceuticals  —  6 .5%
Eli Lilly & Co. ........................... 2,048,109 1,661,180,248
Johnson & Johnson ....................... 5,272,956 802,280,255
Merck & Co., Inc. ......................... 6,698,004 661,896,755
Zoetis, Inc. , Class A ....................... 1,115,991 190,722,862
3,316,080,120
a
Professional Services  —  2 .2%
Automatic Data Processing, Inc. ............... 2,826,972 856,600,786
Paychex, Inc. ........................... 1,520,660 224,555,862
Paycom Software, Inc.
(c)
.................... 199,064 41,317,724
1,122,474,372
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a) (c)
................ 1,445,023 209,152,629
CoStar Group, Inc.
(a) (c)
...................... 1,943,291 148,856,091
358,008,720
a
Residential REITs  —  0 .5%
AvalonBay Communities, Inc. ................ 596,540 132,139,576
Equity Residential ........................ 1,430,545 101,039,393
233,178,969
a
Retail REITs  —  0 .5%
Simon Property Group, Inc. .................. 1,511,523 262,793,389
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  10 .8%
Applied Materials, Inc. ..................... 3,637,478 $ 656,019,157
KLA Corp. .............................. 760,548 561,466,956
Lam Research Corp. ...................... 5,719,540 463,568,717
Monolithic Power Systems, Inc. ............... 162,978 103,877,288
NVIDIA Corp. ........................... 21,031,083 2,525,202,136
QUALCOMM, Inc. ........................ 3,837,795 663,669,889
Texas Instruments, Inc. ..................... 3,147,344 581,031,176
5,554,835,319
a
Software  —  9 .7%
Adobe, Inc.
(a) (c)
........................... 2,015,756 881,792,462
AppLovin Corp. , Class A
(a) (c)
.................. 801,050 296,060,069
Cadence Design Systems, Inc.
(a)
.............. 986,642 293,644,392
DocuSign, Inc.
(a) (c)
........................ 966,411 93,480,936
Manhattan Associates, Inc.
(a)
................. 475,108 99,102,778
Microsoft Corp. .......................... 7,234,718 3,002,842,053
Synopsys, Inc.
(a)
......................... 534,552 280,896,385
4,947,819,075
a
Specialized REITs  —  0 .5%
Public Storage ........................... 874,547 261,034,789
a
Specialty Retail  —  4 .0%
Best Buy Co., Inc. ........................ 1,958,181 168,129,421
TJX Companies, Inc. (The) .................. 9,228,212 1,151,588,575
Tractor Supply Co. ........................ 4,385,778 238,410,892
Ulta Beauty, Inc.
(a)
........................ 443,496 182,786,876
Williams-Sonoma, Inc. ..................... 1,363,894 288,286,275
2,029,202,039
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 13,664,779 3,224,887,844
NetApp, Inc. ............................ 1,102,557 134,622,210
3,359,510,054
a
Textiles, Apparel & Luxury Goods  —  3 .3%
Deckers Outdoor Corp.
(a)
.................... 1,726,447 306,202,640
Lululemon Athletica, Inc.
(a) (c)
.................. 1,231,632 510,141,974
NIKE, Inc. , Class B ....................... 11,192,111 860,673,336
1,677,017,950
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 2,222,510 162,776,632
WW Grainger, Inc. ........................ 204,347 217,153,427
379,930,059
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 1,143,556 142,532,820
Essential Utilities, Inc. ...................... 1,496,598 53,099,297
195,632,117
a
Total Long-Term Investments — 99.8%
(Cost: $ 39,835,144,851 ) .............................. 51,109,184,505

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(b) (d) (e)
..................... 194,430,534 $ 194,527,750
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(b) (d)
............................ 56,349,574 56,349,574
a
Total Short-Term Securities — 0.5%
(Cost: $ 250,865,812 ) ................................ 250,877,324
Total Investments — 100.3%
(Cost: $ 40,086,010,663 ) .............................. 51,360,061,829
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (172,787,928)
Net Assets — 100.0% ................................. $ 51,187,273,901
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 63,556,751 $ 131,002,114
(a)
$ — $ (33,661) $ 2,546 $ 194,527,750 194,430,534 $ 208,478
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 70,928,644 — (14,579,070)
(a)
— — 56,349,574 56,349,574 1,902,634 —
BlackRock, Inc. .. 409,291,316 61,912,803 (67,598,044) 10,132,417 83,914,717 497,653,209 462,718 4,747,259 —
$ 10,098,756 $ 83,917,263
$ 748,530,533
$ 6,858,371 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 224 03/21/25 $ 67,953 $ (334,601)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Quality Factor ETF
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 334,601 $ — $ — $ — $ 334,601
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 8,590,399 $ — $ — $ — $ 8,590,399
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (918,643) $ — $ — $ — $ (918,643)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 63,816,800
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 51,109,184,505  $ —  $ —  $ 51,109,184,505
Short-Term Securities
Money Market Funds ...................................... 250,877,324  —  —  250,877,324
$ 51,360,061,829  $ —  $ —  $ 51,360,061,829
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (334,601) $ —  $ —  $ (334,601)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
Axon Enterprise, Inc.
(a)
..................... 915 $ 596,745
Boeing Co. (The)
(a)
........................ 3,799 670,599
General Dynamics Corp. .................... 1,700 436,866
General Electric Co. ....................... 2,813 572,642
HEICO Corp.
(b)
.......................... 872 208,356
HEICO Corp. , Class A ...................... 1,494 284,353
Howmet Aerospace, Inc. .................... 4,767 603,407
Huntington Ingalls Industries, Inc. .............. 2,910 574,027
L3Harris Technologies, Inc. .................. 2,084 441,829
Lockheed Martin Corp. ..................... 940 435,173
Northrop Grumman Corp. ................... 1,029 501,401
RTX Corp. ............................. 4,203 541,977
Textron, Inc. ............................ 6,581 503,512
TransDigm Group, Inc. ..................... 394 533,216
6,904,103
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 5,193 516,652
Expeditors International of Washington, Inc. ....... 4,786 543,594
FedEx Corp. ............................ 1,846 488,950
United Parcel Service, Inc. , Class B ............ 3,961 452,465
2,001,661
a
Automobile Components  —  0 .2%
Aptiv PLC
(a) (b)
............................ 10,271 641,116
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 49,850 502,488
General Motors Co. ....................... 9,430 466,408
Rivian Automotive, Inc. , Class A
(a) (b)
............. 48,590 610,290
Tesla, Inc.
(a)
............................. 1,471 595,167
2,174,353
a
Banks  —  2 .4%
Bank of America Corp. ..................... 11,150 516,245
Citigroup, Inc. ........................... 7,645 622,532
Citizens Financial Group, Inc. ................ 12,252 582,828
Fifth Third Bancorp ....................... 11,767 521,396
First Citizens BancShares, Inc. , Class A .......... 258 568,810
Huntington Bancshares, Inc. ................. 32,146 552,911
JPMorgan Chase & Co. .................... 2,044 546,361
KeyCorp ............................... 29,855 536,793
M&T Bank Corp. ......................... 2,609 525,035
PNC Financial Services Group, Inc. (The) ........ 2,551 512,623
Regions Financial Corp. .................... 21,534 530,598
Truist Financial Corp. ...................... 11,618 553,249
U.S. Bancorp ........................... 10,461 499,827
Wells Fargo & Co. ........................ 7,077 557,668
7,626,876
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class B , NVS ............ 14,076 464,649
Coca-Cola Co. (The) ...................... 8,098 514,061
Constellation Brands, Inc. , Class A ............. 2,286 413,309
Keurig Dr Pepper, Inc. ..................... 16,413 526,857
Molson Coors Beverage Co. , Class B ........... 9,056 495,816
Monster Beverage Corp.
(a)
................... 9,658 470,441
PepsiCo, Inc. ........................... 3,145 473,920
3,359,053
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 2,983 548,574
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 2,107 571,650
Amgen, Inc. ............................ 1,733 494,633
Security Shares Value
a
Biotechnology (continued)
Biogen, Inc.
(a)
........................... 3,403 $ 489,794
BioMarin Pharmaceutical, Inc.
(a)
............... 8,673 549,521
Exact Sciences Corp.
(a) (b)
.................... 11,593 649,788
Gilead Sciences, Inc. ...................... 5,736 557,539
Incyte Corp.
(a)
........................... 7,112 527,426
Moderna, Inc.
(a)
.......................... 13,610 536,506
Neurocrine Biosciences, Inc.
(a)
................ 4,616 700,801
Regeneron Pharmaceuticals, Inc.
(a)
............. 663 446,186
United Therapeutics Corp.
(a)
.................. 1,426 500,768
Vertex Pharmaceuticals, Inc.
(a)
................ 1,068 493,074
7,066,260
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 2,213 525,986
eBay, Inc. .............................. 9,046 610,424
MercadoLibre, Inc.
(a)
....................... 277 532,447
1,668,857
a
Building Products  —  1 .8%
A O Smith Corp. ......................... 7,991 537,794
Allegion PLC ............................ 4,136 548,971
Builders FirstSource, Inc.
(a)
.................. 3,166 529,609
Carlisle Companies, Inc. .................... 1,242 483,709
Carrier Global Corp. ....................... 7,048 460,798
Fortune Brands Innovations, Inc. .............. 7,766 556,589
Johnson Controls International PLC ............ 6,374 497,172
Lennox International, Inc. ................... 914 541,472
Masco Corp. ............................ 7,229 573,115
Owens Corning .......................... 2,943 543,131
Trane Technologies PLC .................... 1,281 464,683
5,737,043
a
Capital Markets  —  5 .2%
Ameriprise Financial, Inc. ................... 976 530,319
Ares Management Corp. , Class A .............. 3,324 658,883
Bank of New York Mellon Corp. (The) ........... 6,987 600,393
BlackRock, Inc.
(c)
......................... 506 544,203
Blackstone, Inc. .......................... 2,922 517,515
Carlyle Group, Inc. (The) .................... 11,065 621,410
Cboe Global Markets, Inc. ................... 2,882 588,879
Charles Schwab Corp. (The) ................. 6,715 555,465
CME Group, Inc. , Class A ................... 2,350 555,822
Coinbase Global, Inc. , Class A
(a)
............... 1,887 549,740
FactSet Research Systems, Inc. ............... 1,164 552,213
Franklin Resources, Inc. .................... 27,055 601,703
Goldman Sachs Group, Inc. (The) ............. 871 557,788
Intercontinental Exchange, Inc. ............... 3,418 546,299
KKR & Co., Inc. .......................... 3,444 575,389
LPL Financial Holdings, Inc. .................. 1,790 656,733
MarketAxess Holdings, Inc. .................. 2,188 482,739
Moody's Corp. ........................... 1,113 555,877
Morgan Stanley .......................... 3,879 536,970
MSCI, Inc. ............................. 900 537,093
Nasdaq, Inc. ............................ 6,919 569,711
Northern Trust Corp. ....................... 5,314 596,709
Raymond James Financial, Inc. ............... 3,472 584,963
Robinhood Markets, Inc. , Class A
(a)
............. 17,562 912,346
S&P Global, Inc. ......................... 1,020 531,838
SEI Investments Co. ....................... 7,235 626,406
State Street Corp. ........................ 5,867 596,205
T Rowe Price Group, Inc. ................... 4,743 554,552
Tradeweb Markets, Inc. , Class A ............... 4,388 556,837
16,855,000
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 1,728 $ 579,329
Albemarle Corp. ......................... 5,370 452,100
Celanese Corp.
(b)
......................... 7,991 567,681
CF Industries Holdings, Inc. .................. 6,755 622,879
Corteva, Inc. ............................ 9,616 627,636
Dow, Inc. .............................. 12,350 482,267
DuPont de Nemours, Inc. ................... 6,639 509,875
Eastman Chemical Co. ..................... 5,749 572,888
Ecolab, Inc. ............................ 2,152 538,409
International Flavors & Fragrances, Inc. .......... 6,306 549,190
Linde PLC ............................. 1,128 503,223
LyondellBasell Industries N.V. , Class A .......... 6,700 507,190
Mosaic Co. (The) ......................... 22,647 631,625
PPG Industries, Inc. ....................... 4,557 525,787
RPM International, Inc. ..................... 4,228 535,265
Sherwin-Williams Co. (The) .................. 1,380 494,261
Westlake Corp. .......................... 4,452 508,730
9,208,335
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 2,379 477,156
Copart, Inc.
(a)
........................... 9,417 545,527
Republic Services, Inc. ..................... 2,531 548,898
Rollins, Inc. ............................. 10,989 543,955
Veralto Corp. ............................ 5,394 557,686
Waste Connections, Inc.
(b)
................... 2,912 535,138
Waste Management, Inc. .................... 2,372 522,457
3,730,817
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 5,357 617,287
Cisco Systems, Inc. ....................... 8,691 526,675
F5, Inc.
(a)
.............................. 2,333 693,508
Juniper Networks, Inc. ..................... 15,186 529,384
Motorola Solutions, Inc. .................... 1,078 505,851
2,872,705
a
Construction & Engineering  —  0 .5%
AECOM ............................... 5,114 539,220
EMCOR Group, Inc. ....................... 1,130 506,308
Quanta Services, Inc. ...................... 1,691 520,168
1,565,696
a
Construction Materials  —  0 .5%
CRH PLC .............................. 5,461 540,803
Martin Marietta Materials, Inc. ................ 913 496,781
Vulcan Materials Co. ...................... 1,918 525,820
1,563,404
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 15,933 620,909
American Express Co. ..................... 1,793 569,188
Capital One Financial Corp. .................. 2,921 595,037
Discover Financial Services .................. 3,163 636,047
Synchrony Financial ....................... 8,652 596,815
3,017,996
a
Consumer Staples Distribution & Retail  —  1 .6%
Albertsons Companies, Inc. , Class A ............ 30,382 609,159
Costco Wholesale Corp. .................... 537 526,196
Dollar General Corp. ...................... 7,464 530,392
Dollar Tree, Inc.
(a)
......................... 8,869 650,541
Kroger Co. (The) ......................... 9,214 567,951
Sysco Corp. ............................ 7,253 528,889
Target Corp. ............................ 3,500 482,685
Walgreens Boots Alliance, Inc. ................ 65,683 675,221
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 5,800 $ 569,328
5,140,362
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 57,329 557,238
Avery Dennison Corp. ...................... 2,824 524,502
Ball Corp. .............................. 9,110 507,427
Crown Holdings, Inc. ...................... 6,317 555,012
International Paper Co. ..................... 10,059 559,582
Packaging Corp. of America ................. 2,373 504,642
Smurfit WestRock PLC ..................... 10,982 583,034
3,791,437
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 4,651 540,679
LKQ Corp. ............................. 15,145 566,271
Pool Corp. ............................. 1,644 565,947
1,672,897
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 10,490 586,496
a
Diversified Telecommunication Services  —  0 .3%
AT&T, Inc. .............................. 23,494 557,512
Verizon Communications, Inc. ................ 12,735 501,632
1,059,144
a
Electric Utilities  —  2 .7%
Alliant Energy Corp. ....................... 9,556 562,657
American Electric Power Co., Inc. .............. 5,882 578,553
Constellation Energy Corp. .................. 2,392 717,552
Duke Energy Corp. ....................... 4,810 538,672
Edison International ....................... 6,775 365,850
Entergy Corp. ........................... 7,558 612,803
Evergy, Inc. ............................. 9,076 582,407
Eversource Energy ....................... 9,325 537,866
Exelon Corp. ............................ 14,462 578,480
FirstEnergy Corp. ........................ 13,658 543,588
NextEra Energy, Inc. ...................... 7,080 506,645
NRG Energy, Inc. ......................... 6,166 631,645
PG&E Corp. ............................ 26,047 407,636
PPL Corp. ............................. 16,825 565,320
Southern Co. (The) ....................... 6,069 509,493
Xcel Energy, Inc. ......................... 8,049 540,893
8,780,060
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 2,809 518,429
Eaton Corp. PLC ......................... 1,417 462,566
Emerson Electric Co. ...................... 4,135 537,343
GE Vernova, Inc. ......................... 1,598 595,862
Hubbell, Inc. ............................ 1,249 528,340
Rockwell Automation, Inc. ................... 1,945 541,546
Vertiv Holdings Co. , Class A ................. 4,420 517,228
3,701,314
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 7,380 522,356
CDW Corp. ............................. 3,049 607,178
Corning, Inc. ............................ 11,780 613,502
Jabil, Inc. .............................. 4,381 711,518
Keysight Technologies, Inc.
(a)
................. 3,571 636,888
TE Connectivity PLC ...................... 3,481 515,084
Teledyne Technologies, Inc.
(a)
................. 1,161 593,654
Trimble, Inc.
(a)
........................... 7,862 589,336

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a) (b)
........... 1,426 $ 558,906
5,348,422
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 12,855 593,644
Halliburton Co. .......................... 18,535 482,281
Schlumberger N.V. ........................ 12,393 499,190
1,575,115
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 3,380 415,436
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 6,617 633,247
Live Nation Entertainment, Inc.
(a) (b)
............. 4,394 635,724
Netflix, Inc.
(a)
............................ 613 598,754
ROBLOX Corp. , Class A
(a)
................... 10,470 744,103
Roku, Inc. , Class A
(a)
...................... 7,765 642,631
Take-Two Interactive Software, Inc.
(a)
............ 3,074 570,258
Walt Disney Co. (The) ..................... 5,060 572,083
Warner Bros Discovery, Inc.
(a)
................ 57,996 605,478
5,417,714
a
Financial Services  —  2 .2%
Apollo Global Management, Inc. ............... 3,268 558,763
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,047 490,698
Block, Inc. , Class A
(a)
...................... 6,359 577,524
Corpay, Inc.
(a)
........................... 1,527 581,008
Equitable Holdings, Inc. .................... 12,235 665,829
Fidelity National Information Services, Inc. ........ 6,243 508,617
Fiserv, Inc.
(a)
............................ 2,483 536,427
Global Payments, Inc. ..................... 4,834 545,517
Jack Henry & Associates, Inc. ................ 3,322 578,327
Mastercard, Inc. , Class A .................... 958 532,102
PayPal Holdings, Inc.
(a)
..................... 6,137 543,615
Toast, Inc. , Class A
(a)
...................... 14,219 581,842
Visa, Inc. , Class A ........................ 1,603 547,905
7,248,174
a
Food Products  —  2 .2%
Archer-Daniels-Midland Co. .................. 10,837 555,179
Bunge Global SA ......................... 6,684 508,853
Conagra Brands, Inc. ...................... 21,013 544,027
General Mills, Inc. ........................ 8,488 510,468
Hershey Co. (The) ........................ 3,001 447,899
Hormel Foods Corp. ....................... 18,837 564,733
J M Smucker Co. (The) ..................... 5,230 559,035
Kellanova .............................. 6,924 565,898
Kraft Heinz Co. (The) ...................... 17,320 516,829
Lamb Weston Holdings, Inc. ................. 7,272 435,884
McCormick & Co., Inc. , NVS ................. 7,473 577,140
Mondelez International, Inc. , Class A ............ 8,142 472,155
The Campbell's Company ................... 13,155 510,019
Tyson Foods, Inc. , Class A .................. 8,927 504,286
7,272,405
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 3,855 549,376
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 14,799 486,443
JB Hunt Transport Services, Inc. .............. 3,011 515,544
Knight-Swift Transportation Holdings, Inc. , Class A .. 10,275 586,600
Norfolk Southern Corp. ..................... 2,018 515,195
Old Dominion Freight Line, Inc. ............... 2,425 450,104
Uber Technologies, Inc.
(a)
................... 7,386 493,754
U-Haul Holding Co. , Series N , NVS ............. 9,140 591,724
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 2,181 $ 540,430
4,179,794
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 4,474 572,359
Align Technology, Inc.
(a)
..................... 2,673 585,681
Baxter International, Inc. .................... 17,486 569,344
Becton Dickinson & Co. .................... 2,333 577,651
Boston Scientific Corp.
(a)
.................... 5,912 605,152
Cooper Companies, Inc. (The)
(a)
............... 5,598 540,487
Dexcom, Inc.
(a)
.......................... 7,691 667,810
Edwards Lifesciences Corp.
(a)
................ 8,280 599,886
GE HealthCare Technologies, Inc.
(b)
............ 6,579 580,926
Hologic, Inc.
(a)
........................... 7,174 517,532
IDEXX Laboratories, Inc.
(a)
................... 1,290 544,445
Insulet Corp.
(a)
........................... 2,125 591,557
Intuitive Surgical, Inc.
(a)
..................... 969 554,152
Medtronic PLC .......................... 5,999 544,829
ResMed, Inc. ........................... 2,351 555,259
Solventum Corp.
(a)
........................ 8,296 614,402
STERIS PLC ............................ 2,552 563,099
Stryker Corp. ........................... 1,345 526,285
Teleflex, Inc. ............................ 3,042 548,290
Zimmer Biomet Holdings, Inc. ................ 5,138 562,508
11,421,654
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 4,449 550,163
Cencora, Inc. ........................... 2,188 556,211
Centene Corp.
(a)
......................... 9,685 620,131
Cigna Group (The) ........................ 1,607 472,795
CVS Health Corp. ........................ 9,925 560,564
DaVita, Inc.
(a) (b)
.......................... 3,681 648,592
Elevance Health, Inc. ...................... 1,298 513,619
HCA Healthcare, Inc. ...................... 1,525 503,113
Henry Schein, Inc.
(a)
....................... 8,707 696,560
Humana, Inc. ........................... 1,925 564,468
Labcorp Holdings, Inc. ..................... 2,303 575,289
McKesson Corp. ......................... 856 509,106
Molina Healthcare, Inc.
(a)
.................... 1,843 572,086
Quest Diagnostics, Inc. ..................... 3,551 579,168
UnitedHealth Group, Inc. .................... 819 444,299
Universal Health Services, Inc. , Class B ......... 2,862 539,659
8,905,823
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 5,229 509,043
Healthpeak Properties, Inc. .................. 26,638 550,341
Ventas, Inc. ............................ 8,767 529,702
Welltower, Inc. ........................... 3,974 542,372
2,131,458
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 2,380 555,159
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 32,171 537,577
a
Hotels, Restaurants & Leisure  —  3 .5%
Airbnb, Inc. , Class A
(a)
...................... 4,029 528,484
Booking Holdings, Inc. ..................... 105 497,444
Carnival Corp.
(a)
.......................... 22,832 631,761
Chipotle Mexican Grill, Inc.
(a)
................. 9,037 527,309
Darden Restaurants, Inc. ................... 3,360 656,006
Domino's Pizza, Inc. ....................... 1,307 587,000
DoorDash, Inc. , Class A
(a)
................... 3,089 583,296

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc. , Class A
(a)
................... 13,604 $ 570,688
Expedia Group, Inc.
(a)
...................... 3,129 534,903
Flutter Entertainment PLC
(a)
.................. 2,075 553,963
Hilton Worldwide Holdings, Inc. ............... 2,151 550,807
Hyatt Hotels Corp. , Class A
(b)
................. 3,610 571,210
Las Vegas Sands Corp. .................... 11,219 514,167
Marriott International, Inc. , Class A ............. 1,872 543,984
McDonald's Corp. ........................ 1,735 500,894
MGM Resorts International
(a)
................. 15,287 527,096
Royal Caribbean Cruises Ltd. ................ 2,337 623,044
Starbucks Corp. .......................... 5,288 569,412
Wynn Resorts Ltd. ........................ 6,857 595,530
Yum! Brands, Inc. ........................ 4,087 533,354
11,200,352
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 3,398 482,176
Garmin Ltd. ............................. 2,589 558,836
Lennar Corp. , Class A ...................... 3,308 434,142
NVR, Inc.
(a)
............................. 62 497,003
PulteGroup, Inc. ......................... 4,444 505,638
2,477,795
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 5,231 551,975
Clorox Co. (The) ......................... 3,439 545,701
Colgate-Palmolive Co. ..................... 5,905 511,963
Kimberly-Clark Corp. ...................... 4,159 540,545
Procter & Gamble Co. (The) ................. 3,029 502,784
2,652,968
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 43,129 474,419
Vistra Corp. ............................ 3,858 648,260
1,122,679
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 4,122 627,368
Honeywell International, Inc. ................. 2,239 500,909
1,128,277
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 4,541 541,514
a
Insurance  —  4 .2%
Aflac, Inc. .............................. 4,894 525,518
Allstate Corp. (The) ....................... 2,758 530,446
American Financial Group, Inc. ............... 4,040 551,702
American International Group, Inc. ............. 7,221 531,899
Aon PLC , Class A ........................ 1,380 511,732
Arch Capital Group Ltd. .................... 5,471 509,186
Arthur J Gallagher & Co. .................... 1,809 545,992
Assurant, Inc. ........................... 2,739 589,405
Brown & Brown, Inc. ....................... 4,962 519,323
Chubb Ltd. ............................. 1,862 506,241
Cincinnati Financial Corp. ................... 3,767 516,267
Erie Indemnity Co. , Class A , NVS .............. 1,380 556,071
Everest Group Ltd. ........................ 1,547 537,598
Fidelity National Financial, Inc. ................ 9,643 560,933
Hartford Financial Services Group, Inc. (The) ...... 4,706 524,954
Loews Corp. ............................ 6,870 587,041
Markel Group, Inc.
(a)
....................... 343 627,272
Marsh & McLennan Companies, Inc. ............ 2,361 512,054
MetLife, Inc. ............................ 6,611 571,918
Principal Financial Group, Inc. ................ 6,550 540,048
Progressive Corp. (The) .................... 2,014 496,330
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 4,389 $ 530,016
Travelers Companies, Inc. (The) ............... 2,111 517,575
W R Berkley Corp. ........................ 9,475 557,414
Willis Towers Watson PLC ................... 1,765 581,682
13,538,617
a
Interactive Media & Services  —  0 .9%
Alphabet, Inc. , Class A ..................... 1,415 288,688
Alphabet, Inc. , Class C , NVS ................. 1,218 250,421
Match Group, Inc. ........................ 19,307 689,260
Meta Platforms, Inc. , Class A ................. 835 575,465
Pinterest, Inc. , Class A
(a) (b)
................... 18,952 624,658
Snap, Inc. , Class A , NVS
(a) (b)
................. 51,349 579,730
3,008,222
a
IT Services  —  2 .6%
Accenture PLC , Class A .................... 1,395 537,005
Akamai Technologies, Inc.
(a)
.................. 6,533 652,647
Cloudflare, Inc. , Class A
(a)
................... 5,905 817,252
Cognizant Technology Solutions Corp. , Class A ..... 6,705 553,900
EPAM Systems, Inc.
(a)
...................... 2,319 588,933
Gartner, Inc.
(a)
........................... 1,003 544,458
GoDaddy, Inc. , Class A
(a)
.................... 2,974 632,421
International Business Machines Corp. .......... 2,451 626,721
MongoDB, Inc. , Class A
(a)
................... 1,886 515,482
Okta, Inc. , Class A
(a)
....................... 7,391 696,380
Snowflake, Inc. , Class A
(a)
................... 4,225 766,880
Twilio, Inc. , Class A
(a)
...................... 5,748 842,542
VeriSign, Inc.
(a)
.......................... 3,083 662,845
8,437,466
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 4,126 625,172
Avantor, Inc.
(a)
........................... 26,727 595,478
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,610 581,017
Bio-Techne Corp. ......................... 7,681 564,938
Charles River Laboratories International, Inc.
(a)
..... 2,815 463,799
Danaher Corp. .......................... 2,169 483,123
Illumina, Inc.
(a)
........................... 3,868 513,438
IQVIA Holdings, Inc.
(a)
...................... 2,616 526,758
Mettler-Toledo International, Inc.
(a)
............. 446 608,540
Revvity, Inc. ............................ 4,804 605,928
Thermo Fisher Scientific, Inc. ................. 960 573,840
Waters Corp.
(a)
.......................... 1,462 607,432
West Pharmaceutical Services, Inc. ............ 1,639 559,800
7,309,263
a
Machinery  —  3 .5%
Caterpillar, Inc. .......................... 1,348 500,701
CNH Industrial N.V. ....................... 57,716 743,382
Cummins, Inc. ........................... 1,496 532,950
Deere & Co. ............................ 1,365 650,504
Dover Corp. ............................ 2,745 559,102
Fortive Corp. ............................ 7,376 599,890
Graco, Inc. ............................. 6,494 546,600
IDEX Corp. ............................. 2,473 554,719
Illinois Tool Works, Inc. ..................... 1,964 508,990
Ingersoll Rand, Inc. ....................... 5,323 499,297
Nordson Corp. ........................... 2,214 487,567
Otis Worldwide Corp. ...................... 5,494 524,238
PACCAR, Inc. ........................... 4,668 517,588
Parker-Hannifin Corp. ...................... 759 536,651
Pentair PLC ............................ 5,360 555,725
Snap-on, Inc. ........................... 1,572 558,296
Stanley Black & Decker, Inc. ................. 6,686 588,836

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Toro Co. (The) ........................... 7,108 $ 591,883
Westinghouse Air Brake Technologies Corp. ....... 2,783 578,641
Xylem, Inc. ............................. 4,534 562,397
11,197,957
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a)
......... 1,335 461,229
Comcast Corp. , Class A .................... 11,814 397,659
Fox Corp. , Class A , NVS .................... 7,609 389,428
Fox Corp. , Class B ........................ 4,843 235,370
Interpublic Group of Companies, Inc. (The) ....... 20,010 573,687
News Corp. , Class A , NVS .................. 19,854 558,295
Omnicom Group, Inc. ...................... 5,539 480,730
Trade Desk, Inc. (The) , Class A
(a)
.............. 4,283 508,306
3,604,704
a
Metals & Mining  —  0 .8%
Freeport-McMoRan, Inc. .................... 12,685 454,757
Newmont Corp. .......................... 13,399 572,405
Nucor Corp. ............................ 3,637 467,100
Reliance, Inc. ........................... 1,824 528,048
Steel Dynamics, Inc. ....................... 3,982 510,493
2,532,803
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 29,908 610,422
a
Multi-Utilities  —  1 .7%
Ameren Corp. ........................... 6,158 580,084
CenterPoint Energy, Inc. .................... 18,647 607,333
CMS Energy Corp. ........................ 8,402 554,532
Consolidated Edison, Inc. ................... 5,844 547,816
Dominion Energy, Inc. ...................... 9,710 539,779
DTE Energy Co. ......................... 4,809 576,503
NiSource, Inc. ........................... 15,800 589,340
Public Service Enterprise Group, Inc. ........... 6,304 526,636
Sempra ............................... 5,873 487,048
WEC Energy Group, Inc. .................... 5,718 567,569
5,576,640
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 7,361 538,384
a
Oil, Gas & Consumable Fuels  —  3 .9%
APA Corp. ............................. 26,814 588,031
Cheniere Energy, Inc. ...................... 2,606 582,832
Chevron Corp. ........................... 3,216 479,795
ConocoPhillips .......................... 9,815 970,017
Coterra Energy, Inc. ....................... 22,249 616,742
Devon Energy Corp. ....................... 14,497 494,348
Diamondback Energy, Inc. ................... 3,021 496,532
EOG Resources, Inc. ...................... 4,001 503,286
EQT Corp. ............................. 12,997 664,407
Expand Energy Corp. ...................... 5,920 601,472
Exxon Mobil Corp. ........................ 4,087 436,614
Hess Corp. ............................. 3,849 535,127
HF Sinclair Corp. ......................... 13,918 502,161
Kinder Morgan, Inc. ....................... 20,190 554,821
Marathon Petroleum Corp. .................. 3,440 501,242
Occidental Petroleum Corp. .................. 10,754 501,674
ONEOK, Inc. ............................ 5,037 489,445
Ovintiv, Inc. ............................. 13,817 583,354
Phillips 66 .............................. 4,207 495,879
Targa Resources Corp. ..................... 2,843 559,502
Texas Pacific Land Corp. .................... 408 529,245
Valero Energy Corp. ....................... 3,935 523,355
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The) ............... 9,799 $ 543,159
12,753,040
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 8,592 577,984
Southwest Airlines Co. ..................... 17,626 541,294
1,119,278
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,005 751,287
Kenvue, Inc. ............................ 23,751 505,659
1,256,946
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 9,067 534,500
Eli Lilly & Co. ........................... 605 490,703
Johnson & Johnson ....................... 3,301 502,247
Merck & Co., Inc. ......................... 5,248 518,607
Pfizer, Inc. ............................. 19,544 518,307
Royalty Pharma PLC , Class A ................ 22,544 711,940
Viatris, Inc. ............................. 44,372 500,516
Zoetis, Inc. , Class A ....................... 3,040 519,536
4,296,356
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 1,717 520,268
Booz Allen Hamilton Holding Corp. , Class A ....... 3,302 425,958
Broadridge Financial Solutions, Inc. ............ 2,459 585,783
Dayforce, Inc.
(a) (b)
......................... 7,520 531,965
Equifax, Inc. ............................ 2,099 576,763
Jacobs Solutions, Inc. ...................... 3,843 538,520
Leidos Holdings, Inc. ...................... 2,900 411,887
Paychex, Inc. ........................... 3,720 549,332
Paycom Software, Inc. ..................... 2,532 525,542
SS&C Technologies Holdings, Inc. ............. 7,596 614,896
TransUnion ............................. 5,555 551,334
Verisk Analytics, Inc. ....................... 1,900 546,136
6,378,384
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 4,061 587,789
CoStar Group, Inc.
(a)
....................... 7,406 567,300
Zillow Group, Inc. , Class C , NVS
(a)
............. 7,663 630,052
1,785,141
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 15,244 527,900
AvalonBay Communities, Inc. ................ 2,385 528,301
Camden Property Trust ..................... 4,693 533,641
Equity LifeStyle Properties, Inc. ............... 7,968 521,506
Equity Residential ........................ 7,547 533,045
Essex Property Trust, Inc. ................... 1,851 526,739
Invitation Homes, Inc. ...................... 16,750 521,763
Mid-America Apartment Communities, Inc. ........ 3,518 536,776
Sun Communities, Inc. ..................... 4,575 578,737
UDR, Inc. .............................. 12,745 531,976
5,340,384
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 23,314 523,399
Realty Income Corp. ....................... 9,674 528,588
Regency Centers Corp. .................... 7,805 560,711
Simon Property Group, Inc. .................. 3,044 529,230
2,141,928
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 3,702 $ 429,247
Analog Devices, Inc. ....................... 2,491 527,818
Applied Materials, Inc. ..................... 2,860 515,801
Broadcom, Inc. .......................... 2,840 628,407
Enphase Energy, Inc.
(a) (b)
.................... 9,780 609,098
Entegris, Inc. ............................ 5,458 554,205
First Solar, Inc.
(a)
......................... 3,137 525,510
Intel Corp. ............................. 21,301 413,879
KLA Corp. .............................. 829 612,001
Lam Research Corp. ...................... 7,203 583,803
Marvell Technology, Inc. .................... 5,971 673,887
Microchip Technology, Inc. ................... 8,301 450,744
Micron Technology, Inc. ..................... 5,297 483,298
Monolithic Power Systems, Inc. ............... 927 590,842
NVIDIA Corp. ........................... 3,183 382,183
NXP Semiconductors N.V. ................... 2,424 505,525
ON Semiconductor Corp.
(a)
.................. 8,166 427,409
Qorvo, Inc.
(a)
............................ 9,100 755,118
QUALCOMM, Inc. ........................ 3,237 559,774
Skyworks Solutions, Inc. .................... 6,920 614,219
Teradyne, Inc. ........................... 5,355 620,056
Texas Instruments, Inc. ..................... 2,518 464,848
11,927,672
a
Software  —  5 .7%
Adobe, Inc.
(a)
............................ 968 423,452
ANSYS, Inc.
(a)
........................... 1,620 567,810
AppLovin Corp. , Class A
(a)
................... 1,877 693,720
Aspen Technology, Inc.
(a)
.................... 2,335 615,389
Atlassian Corp. , Class A
(a)
................... 2,135 654,975
Autodesk, Inc.
(a)
.......................... 1,728 537,996
Bentley Systems, Inc. , Class B ................ 11,920 554,876
Cadence Design Systems, Inc.
(a)
.............. 1,748 520,240
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,544 614,620
Datadog, Inc. , Class A
(a)
.................... 4,298 613,368
DocuSign, Inc.
(a)
......................... 6,994 676,530
Dynatrace, Inc.
(a)
......................... 10,723 619,253
Fair Isaac Corp.
(a)
......................... 231 432,792
Fortinet, Inc.
(a)
........................... 5,482 553,024
Gen Digital, Inc. .......................... 18,611 500,822
HubSpot, Inc.
(a)
.......................... 794 618,947
Intuit, Inc. .............................. 734 441,508
Manhattan Associates, Inc.
(a)
................. 1,982 413,425
Microsoft Corp. .......................... 1,101 456,981
MicroStrategy, Inc. , Class A
(a)
................. 1,644 550,395
Nutanix, Inc. , Class A
(a)
..................... 7,964 547,645
Oracle Corp. ............................ 2,646 449,979
Palantir Technologies, Inc. , Class A
(a)
........... 8,670 715,188
Palo Alto Networks, Inc.
(a) (b)
.................. 2,610 481,336
PTC, Inc.
(a)
............................. 2,910 563,027
Roper Technologies, Inc. .................... 954 549,170
Salesforce, Inc. .......................... 1,483 506,741
Samsara, Inc. , Class A
(a) (b)
................... 10,628 547,342
ServiceNow, Inc.
(a)
........................ 493 502,061
Synopsys, Inc.
(a)
......................... 959 503,935
Tyler Technologies, Inc.
(a)
................... 907 545,688
Workday, Inc. , Class A
(a)
.................... 1,949 510,755
Zoom Communications, Inc. , Class A
(a)
.......... 6,627 576,151
Zscaler, Inc.
(a)
........................... 2,669 540,713
18,599,854
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 2,741 506,948
Crown Castle, Inc. ........................ 5,328 475,684
Digital Realty Trust, Inc. .................... 3,057 500,920
Security Shares Value
a
Specialized REITs (continued)
Equinix, Inc. ............................ 594 $ 542,714
Extra Space Storage, Inc. ................... 3,387 521,598
Gaming and Leisure Properties, Inc. ............ 11,798 570,905
Iron Mountain, Inc. ........................ 4,778 485,302
Millrose Properties, Inc.
(a)
................... 1,654 18,293
Public Storage ........................... 1,617 482,642
SBA Communications Corp. , Class A ............ 2,589 511,483
VICI Properties, Inc. ....................... 17,721 527,554
Weyerhaeuser Co. ........................ 18,281 559,764
5,703,807
a
Specialty Retail  —  2 .6%
AutoZone, Inc.
(a)
......................... 173 579,586
Best Buy Co., Inc. ........................ 6,296 540,575
Burlington Stores, Inc.
(a)
.................... 2,148 609,882
CarMax, Inc.
(a) (b)
.......................... 7,452 638,189
Carvana Co. , Class A
(a)
..................... 2,326 575,638
Dick's Sporting Goods, Inc. .................. 2,896 695,185
Home Depot, Inc. (The) .................... 1,239 510,443
Lowe's Companies, Inc. .................... 1,941 504,738
O'Reilly Automotive, Inc.
(a)
................... 435 563,073
Ross Stores, Inc. ......................... 3,893 586,130
TJX Companies, Inc. (The) .................. 4,337 541,214
Tractor Supply Co. ........................ 10,075 547,677
Ulta Beauty, Inc.
(a)
........................ 1,492 614,928
Williams-Sonoma, Inc. ..................... 4,423 934,889
8,442,147
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Apple, Inc. ............................. 2,073 489,228
Dell Technologies, Inc. , Class C ............... 3,971 411,396
Hewlett Packard Enterprise Co. ............... 25,722 545,049
HP, Inc. ............................... 15,137 491,953
NetApp, Inc. ............................ 4,732 577,777
Pure Storage, Inc. , Class A
(a)
................. 11,451 776,263
Seagate Technology Holdings PLC ............. 5,751 554,166
Super Micro Computer, Inc.
(a) (b)
................ 28,504 812,934
Western Digital Corp.
(a)
..................... 8,990 585,519
5,244,285
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 3,144 557,620
Lululemon Athletica, Inc.
(a)
................... 1,678 695,028
NIKE, Inc. , Class B ....................... 6,938 533,532
1,786,180
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 9,666 504,855
Philip Morris International, Inc. ................ 4,149 540,200
1,045,055
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 6,548 479,576
Ferguson Enterprises, Inc. ................... 2,670 483,590
United Rentals, Inc. ....................... 640 485,158
Watsco, Inc. ............................ 1,042 498,691
WW Grainger, Inc. ........................ 451 479,264
2,426,279
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 4,254 530,218
Essential Utilities, Inc. ...................... 15,116 536,316
1,066,534
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 2,134 $ 497,158
a
Total Long-Term Investments — 99.7%
(Cost: $ 287,086,108 ) ................................ 323,156,147
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 6,622,540 $ 6,625,851
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 767,613 767,613
a
Total Short-Term Securities — 2.3%
(Cost: $ 7,387,603 ) .................................. 7,393,464
Total Investments — 102.0%
(Cost: $ 294,473,711 ) ................................ 330,549,611
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (6,448,841)
Net Assets — 100.0% ................................. $ 324,100,770
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,917,831 $ — $ (292,659)
(a)
$ 1,282 $ (603) $ 6,625,851 6,622,540 $ 8,597
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 382,418 385,195
(a)
— — — 767,613 767,613 16,672 —
BlackRock, Inc. .. 534,665 6,313 (113,595) 23,810 93,010 544,203 506 5,845 —
$ 25,092 $ 92,407
$ 7,937,667
$ 31,114 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 1 03/21/25 $ 303 $ 6,665
E-Mini S&P MidCap 400 Index ............................................................. 1 03/21/25 325 11,158
$ 17,823

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Size Factor ETF
18
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,823 $ — $ — $ — $ 17,823
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 64,949 $ — $ — $ — $ 64,949
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,212) $ — $ — $ — $ (1,212)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 756,786
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 323,137,854  $ 18,293  $ —  $ 323,156,147
Short-Term Securities
Money Market Funds ...................................... 7,393,464  —  —  7,393,464
$ 330,531,318  $ 18,293  $ —  $ 330,549,611
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,823  $ —  $ —  $ 17,823
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Huntington Ingalls Industries, Inc. .............. 49,896 $ 9,842,485
L3Harris Technologies, Inc. .................. 145,063 30,754,807
RTX Corp. ............................. 970,704 125,172,281
Textron, Inc. ............................ 220,238 16,850,409
182,619,982
a
Air Freight & Logistics  —  1 .0%
FedEx Corp. ............................ 278,902 73,872,773
a
Automobile Components  —  0 .3%
Aptiv PLC
(a) (b)
............................ 382,982 23,905,736
a
Automobiles  —  5 .1%
Ford Motor Co. .......................... 12,846,822 129,495,965
General Motors Co. ....................... 4,707,330 232,824,542
362,320,507
a
Banks  —  8 .7%
Bank of America Corp. ..................... 3,632,411 168,180,629
Citigroup, Inc. ........................... 1,905,916 155,198,740
Citizens Financial Group, Inc. ................ 355,647 16,918,128
Fifth Third Bancorp ....................... 291,227 12,904,268
First Citizens BancShares, Inc. , Class A .......... 4,878 10,754,478
Huntington Bancshares, Inc. ................. 732,136 12,592,739
KeyCorp ............................... 502,141 9,028,495
M&T Bank Corp. ......................... 89,637 18,038,550
Regions Financial Corp. .................... 512,002 12,615,729
Truist Financial Corp. ...................... 862,452 41,069,964
U.S. Bancorp ........................... 712,023 34,020,459
Wells Fargo & Co. ........................ 1,711,823 134,891,653
626,213,832
a
Beverages  —  0 .4%
Molson Coors Beverage Co. , Class B ........... 589,472 32,273,592
a
Biotechnology  —  0 .2%
United Therapeutics Corp.
(a)
.................. 43,413 15,245,343
a
Building Products  —  1 .2%
Builders FirstSource, Inc.
(a) (b)
................. 123,325 20,629,806
Fortune Brands Innovations, Inc. .............. 100,621 7,211,507
Johnson Controls International PLC ............ 451,981 35,254,518
Owens Corning .......................... 127,241 23,482,327
86,578,158
a
Capital Markets  —  2 .1%
Bank of New York Mellon Corp. (The) ........... 366,012 31,451,411
Franklin Resources, Inc. .................... 233,802 5,199,757
Goldman Sachs Group, Inc. (The) ............. 152,660 97,763,464
State Street Corp. ........................ 182,184 18,513,538
152,928,170
a
Chemicals  —  1 .1%
CF Industries Holdings, Inc. .................. 145,558 13,421,903
Dow, Inc. .............................. 473,659 18,496,384
Eastman Chemical Co. ..................... 86,626 8,632,281
LyondellBasell Industries N.V. , Class A .......... 247,511 18,736,583
Mosaic Co. (The) ......................... 571,865 15,949,315
Westlake Corp. .......................... 32,053 3,662,696
78,899,162
a
Communications Equipment  —  7 .0%
Cisco Systems, Inc. ....................... 7,434,303 450,518,762
F5, Inc.
(a)
.............................. 107,937 32,085,353
Security Shares Value
a
Communications Equipment (continued)
Juniper Networks, Inc. ..................... 648,068 $ 22,591,650
505,195,765
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 219,238 8,543,705
Capital One Financial Corp. .................. 230,425 46,939,877
Synchrony Financial ....................... 238,391 16,444,211
71,927,793
a
Consumer Staples Distribution & Retail  —  1 .6%
Albertsons Companies, Inc. , Class A ............ 670,460 13,442,723
Kroger Co. (The) ......................... 1,205,048 74,279,159
Walgreens Boots Alliance, Inc. ................ 2,579,662 26,518,925
114,240,807
a
Containers & Packaging  —  0 .3%
Smurfit WestRock PLC ..................... 358,986 19,058,567
a
Distributors  —  0 .3%
LKQ Corp. ............................. 522,064 19,519,973
a
Diversified Telecommunication Services  —  7 .2%
AT&T, Inc. .............................. 13,469,163 319,623,238
Verizon Communications, Inc. ................ 4,991,783 196,626,332
516,249,570
a
Electric Utilities  —  1 .0%
Evergy, Inc. ............................. 238,306 15,292,096
Eversource Energy ....................... 231,278 13,340,115
PG&E Corp. ............................ 1,630,610 25,519,047
PPL Corp. ............................. 477,502 16,044,067
70,195,325
a
Electronic Equipment, Instruments & Components  —  2 .6%
Corning, Inc. ............................ 1,511,660 78,727,253
Jabil, Inc. .............................. 192,683 31,293,646
TE Connectivity PLC ...................... 513,473 75,978,600
185,999,499
a
Entertainment  —  0 .5%
Warner Bros Discovery, Inc.
(a)
................ 3,349,675 34,970,607
a
Financial Services  —  0 .4%
Equitable Holdings, Inc. .................... 142,990 7,781,516
Global Payments, Inc. ..................... 160,865 18,153,615
25,935,131
a
Food Products  —  3 .3%
Archer-Daniels-Midland Co. .................. 1,183,454 60,628,348
Bunge Global SA ......................... 326,040 24,821,425
Conagra Brands, Inc. ...................... 888,734 23,009,323
J M Smucker Co. (The) ..................... 194,246 20,762,955
Kraft Heinz Co. (The) ...................... 2,401,783 71,669,205
Tyson Foods, Inc. , Class A .................. 602,769 34,050,421
234,941,677
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 128,286 18,282,038
a
Ground Transportation  —  0 .3%
Knight-Swift Transportation Holdings, Inc. , Class A .. 235,139 13,424,086
U-Haul Holding Co. , Series N , NVS
(b)
........... 110,899 7,179,601
20,603,687
a
Health Care Equipment & Supplies  —  0 .1%
Solventum Corp.
(a)
........................ 147,980 10,959,399
a

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Providers & Services  —  5 .7%
Centene Corp.
(a)
......................... 899,960 $ 57,624,439
Cigna Group (The) ........................ 328,885 96,761,256
CVS Health Corp. ........................ 2,177,438 122,981,698
DaVita, Inc.
(a) (b)
.......................... 34,402 6,061,632
Elevance Health, Inc. ...................... 212,433 84,059,738
Labcorp Holdings, Inc. ..................... 70,805 17,687,089
Quest Diagnostics, Inc. ..................... 84,752 13,823,051
Universal Health Services, Inc. , Class B ......... 64,878 12,233,396
411,232,299
a
Hotel & Resort REITs  —  0 .3%
Host Hotels & Resorts, Inc. .................. 1,303,767 21,785,947
a
Hotels, Restaurants & Leisure  —  0 .5%
Expedia Group, Inc.
(a)
...................... 199,055 34,028,452
a
Household Durables  —  3 .3%
DR Horton, Inc. .......................... 652,596 92,603,373
Lennar Corp. , Class A ...................... 651,708 85,530,158
PulteGroup, Inc. ......................... 513,794 58,459,481
236,593,012
a
Independent Power and Renewable Electricity Producers  —  0 .6%
AES Corp. (The) ......................... 346,511 3,811,621
Vistra Corp. ............................ 252,204 42,377,838
46,189,459
a
Insurance  —  2 .0%
American International Group, Inc. ............. 417,081 30,722,186
Everest Group Ltd. ........................ 40,754 14,162,423
Fidelity National Financial, Inc. ................ 102,490 5,961,843
Hartford Financial Services Group, Inc. (The) ...... 131,613 14,681,430
Loews Corp. ............................ 119,084 10,175,728
MetLife, Inc. ............................ 388,997 33,652,130
Prudential Financial, Inc. .................... 271,348 32,767,985
142,123,725
a
IT Services  —  6 .6%
Akamai Technologies, Inc.
(a)
.................. 179,973 17,979,303
Cognizant Technology Solutions Corp. , Class A ..... 1,027,735 84,901,188
International Business Machines Corp. .......... 1,294,261 330,942,538
Twilio, Inc. , Class A
(a)
...................... 279,004 40,896,406
474,719,435
a
Life Sciences Tools & Services  —  0 .1%
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 12,754 4,602,663
a
Machinery  —  2 .3%
CNH Industrial N.V. ....................... 1,188,572 15,308,807
Cummins, Inc. ........................... 120,276 42,848,325
PACCAR, Inc. ........................... 517,161 57,342,812
Snap-on, Inc. ........................... 44,926 15,955,469
Stanley Black & Decker, Inc. ................. 131,357 11,568,611
Westinghouse Air Brake Technologies Corp. ....... 103,613 21,543,215
164,567,239
a
Media  —  1 .5%
Comcast Corp. , Class A .................... 2,267,635 76,328,594
Fox Corp. , Class A , NVS .................... 349,933 17,909,571
Fox Corp. , Class B ........................ 214,529 10,426,109
104,664,274
a
Metals & Mining  —  0 .7%
Nucor Corp. ............................ 258,990 33,262,085
Steel Dynamics, Inc. ....................... 154,584 19,817,669
53,079,754
a
Security Shares Value
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 448,800 $ 9,160,008
a
Multi-Utilities  —  0 .4%
Dominion Energy, Inc. ...................... 483,485 26,876,931
a
Oil, Gas & Consumable Fuels  —  3 .2%
APA Corp. ............................. 562,774 12,341,634
Coterra Energy, Inc. ....................... 1,005,631 27,876,091
Devon Energy Corp. ....................... 412,783 14,075,900
Diamondback Energy, Inc. ................... 230,105 37,820,058
EQT Corp. ............................. 575,061 29,397,118
Expand Energy Corp. ...................... 209,272 21,262,035
HF Sinclair Corp. ......................... 303,063 10,934,513
Ovintiv, Inc. ............................. 556,302 23,487,071
Valero Energy Corp. ....................... 372,146 49,495,418
226,689,838
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 281,446 18,932,873
Southwest Airlines Co. ..................... 254,782 7,824,355
26,757,228
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 2,017,558 118,935,044
Pfizer, Inc. ............................. 6,065,871 160,866,899
Royalty Pharma PLC , Class A ................ 628,693 19,854,125
Viatris, Inc. ............................. 2,632,038 29,689,389
329,345,457
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 73,637 10,458,663
SS&C Technologies Holdings, Inc. ............. 230,429 18,653,228
29,111,891
a
Residential REITs  —  0 .4%
Camden Property Trust ..................... 105,149 11,956,493
Mid-America Apartment Communities, Inc. ........ 115,632 17,643,130
29,599,623
a
Retail REITs  —  1 .1%
Simon Property Group, Inc. .................. 449,430 78,137,900
a
Semiconductors & Semiconductor Equipment  —  10 .3%
Applied Materials, Inc. ..................... 1,066,394 192,324,158
First Solar, Inc.
(a)
......................... 181,003 30,321,623
Intel Corp. ............................. 12,437,726 241,665,016
Micron Technology, Inc. ..................... 1,143,900 104,369,436
NXP Semiconductors N.V.
(b)
.................. 367,507 76,643,585
ON Semiconductor Corp.
(a)
.................. 741,271 38,798,124
Qorvo, Inc.
(a) (b)
........................... 233,839 19,403,960
Skyworks Solutions, Inc. .................... 417,984 37,100,260
740,626,162
a
Software  —  1 .3%
Aspen Technology, Inc.
(a)
.................... 65,743 17,326,568
Gen Digital, Inc. .......................... 1,059,124 28,501,027
Zoom Communications, Inc. , Class A
(a)
.......... 513,158 44,613,956
90,441,551
a
Specialized REITs  —  0 .5%
Millrose Properties, Inc.
(a)
................... 327,506 3,622,216
Weyerhaeuser Co. ........................ 980,420 30,020,461
33,642,677
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 299,149 25,684,933
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  4 .0%
Dell Technologies, Inc. , Class C ............... 486,155 $ 50,365,658
Hewlett Packard Enterprise Co. ............... 4,920,495 104,265,289
HP, Inc. ............................... 2,247,279 73,036,568
NetApp, Inc. ............................ 309,434 37,781,891
Western Digital Corp.
(a)
..................... 348,275 22,683,151
288,132,557
a
Trading Companies & Distributors  —  0 .6%
United Rentals, Inc. ....................... 54,909 41,624,316
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,065,865,102 ) ............................... 7,152,354,424
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 15,557,106 $ 15,564,885
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 14,343,995 14,343,995
a
Total Short-Term Securities — 0.4%
(Cost: $ 29,906,417 ) ................................. 29,908,880
Total Investments — 100.2%
(Cost: $ 7,095,771,519 ) ............................... 7,182,263,304
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (12,607,675)
Net Assets — 100.0% ................................. $ 7,169,655,629
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 32,237,897 $ — $ (16,665,665)
(a)
$ (5,474) $ (1,873) $ 15,564,885 15,557,106 $ 34,027
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 11,054,743 3,289,252
(a)
— — — 14,343,995 14,343,995 287,077 —
$ (5,474) $ (1,873)
$ 29,908,880
$ 321,104 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 70 03/21/25 $ 8,034 $ 202,239
E-Mini S&P 500 Index ................................................................... 28 03/21/25 8,494 195,197
$ 397,436

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Value Factor ETF
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 397,436 $ — $ — $ — $ 397,436
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,285,605 $ — $ — $ — $ 1,285,605
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (327,658) $ — $ — $ — $ (327,658)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 13,021,918
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,148,732,208  $ 3,622,216  $ —  $ 7,152,354,424
Short-Term Securities
Money Market Funds ...................................... 29,908,880  —  —  29,908,880
$ 7,178,641,088  $ 3,622,216  $ —  $ 7,182,263,304
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 397,436  $ —  $ —  $ 397,436
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
January 31, 2025
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 14,943,618,855  $ 50,611,531,296  $ 322,611,944  $ 7,152,354,424
Investments, at value — affiliated
(c)
........................................ 354,587,810  748,530,533  7,937,667  29,908,880
Cash ............................................................ 176,134  462,016  —  204,483
Cash pledged:
Futures contracts .................................................. 1,886,000  3,805,000  37,000  1,824,000
Receivables:
Securities lending income — affiliated .................................... 34,464  33,998  1,542  7,193
Capital shares sold ................................................. 46,717  12,365  —  36,049
Dividends — unaffiliated ............................................. 11,188,143  23,873,434  180,437  14,370,939
Dividends — affiliated ............................................... 127,450  265,186  2,203  42,170
Total assets .......................................................
15,311,665,573  51,388,513,828  330,770,793  7,198,748,138
LIABILITIES
Collateral on securities loaned ........................................... 119,622,351  194,163,525  6,624,336  15,626,913
Payables:
Investments purchased .............................................. —  —  —  12,367,460
Capital shares redeemed ............................................. —  247,310  —  —
Investment advisory fees ............................................. 1,798,402  6,470,692  41,007  900,667
Variation margin on futures contracts ..................................... 178,025  358,400  4,680  197,469
Total liabilities ......................................................
121,598,778  201,239,927  6,670,023  29,092,509
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 15,190,066,795  $ 51,187,273,901  $ 324,100,770  $ 7,169,655,629
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 15,324,987,890  $ 39,558,341,129  $ 350,115,897  $ 7,862,758,859
Accumulated earnings (loss) ............................................ (134,921,095) 11,628,932,772  (26,015,127) (693,103,230)
NET ASSETS ......................................................
$ 15,190,066,795  $ 51,187,273,901  $ 324,100,770  $ 7,169,655,629
NET ASSET VALUE
Shares outstanding .................................................. 69,300,000  279,200,000  2,100,000  65,150,000
Net asset value ..................................................... $ 219.19  $ 183.34  $ 154.33  $ 110.05
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 115,705,515  $ 190,188,389  $ 6,452,090  $ 15,192,789
(b)
Investments, at cost — unaffiliated ...................................... $ 12,799,846,113  $ 39,508,819,043  $ 286,707,542  $ 7,065,865,102
(c)
Investments, at cost — affiliated ........................................ $ 345,955,376  $ 577,191,620  $ 7,766,169  $ 29,906,417

24
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 83,343,513  $ 290,327,974  $ 2,801,861  $ 98,463,209
Dividends — affiliated .............................................. 1,471,212  6,649,893  22,517  287,077
Interest — unaffiliated .............................................. 46,151  143,783  1,297  34,654
Securities lending income — affiliated — net ............................... 163,110  208,478  8,597  34,027
Foreign taxes withheld ............................................. —  —  (936) (114,298)
Total investment income ..............................................
85,023,986  297,330,128  2,833,336  98,704,669
EXPENSES
Investment advisory ............................................... 8,827,780  37,653,416  244,927  5,342,962
Interest expense ................................................. 8,754  1  —  —
Total expenses .................................................... 8,836,534  37,653,417  244,927  5,342,962
Net investment income ...............................................
76,187,452  259,676,711  2,588,409  93,361,707
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 859,251,721  (163,977,476) 2,387,673  (54,565,026)
Investments — affiliated ........................................... 7,228  334,560  18,003  (5,474)
Futures contracts ............................................... 2,039,689  8,590,399  64,949  1,285,605
In-kind redemptions — unaffiliated
(a)
................................... 491,050,800  2,211,739,446  3,935,366  217,809,420
In-kind redemptions — affiliated
(a)
.................................... 155,898  9,764,196  7,089  —
1,352,505,336  2,066,451,125  6,413,080  164,524,525
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 111,217,541  1,137,759,153  18,024,114  (12,507,931)
Investments — affiliated ........................................... 8,626,378  83,917,263  92,407  (1,873)
Futures contracts ............................................... (11,785) (918,643) (1,212) (327,658)
119,832,134  1,220,757,773  18,115,309  (12,837,462)
Net realized and unrealized gain ........................................
1,472,337,470  3,287,208,898  24,528,389  151,687,063
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 1,548,524,922  $ 3,546,885,609  $ 27,116,798  $ 245,048,770
(a)
See Note 2 of the Notes to Financial Statements.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 76,187,452  $ 66,511,613  $ 259,676,711  $ 464,740,861
Net realized gain ........................................... 1,352,505,336  1,246,604,689  2,066,451,125  3,166,417,785
Net change in unrealized appreciation (depreciation) ................... 119,832,134  1,101,230,194  1,220,757,773  4,887,131,120
Net increase in net assets resulting from operations ......................
1,548,524,922  2,414,346,496  3,546,885,609  8,518,289,766
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(69,985,040)
(b)
(62,799,842) (302,087,996)
(b)
(443,531,266)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
3,626,405,060  (1,380,022,356) 800,676,700  7,432,272,879
NET ASSETS
Total increase in net assets ...................................... 5,104,944,942  971,524,298  4,045,474,313  15,507,031,379
Beginning of period ...........................................
10,085,121,853  9,113,597,555  47,141,799,588  31,634,768,209
End of period ...............................................
$ 15,190,066,795  $ 10,085,121,853  $ 51,187,273,901  $ 47,141,799,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

26
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,588,409  $ 5,359,253  $ 93,361,707  $ 187,756,121
Net realized gain (loss) ....................................... 6,413,080  22,098,175  164,524,525  (33,132,411)
Net change in unrealized appreciation (depreciation) ................... 18,115,309  17,414,058  (12,837,462) 708,796,539
Net increase in net assets resulting from operations ......................
27,116,798  44,871,486  245,048,770  863,420,249
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(2,825,327)
(b)
(5,145,827) (103,895,791)
(b)
(179,487,920)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(15,083,576) (44,855,909) (115,983,400) (460,104,514)
NET ASSETS
Total increase (decrease) in net assets .............................. 9,207,895  (5,130,250) 25,169,579  223,827,815
Beginning of period ...........................................
314,892,875  320,023,125  7,144,486,050  6,920,658,235
End of period ...............................................
$ 324,100,770  $ 314,892,875  $ 7,169,655,629  $ 7,144,486,050
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

27
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 191.01  $ 146.76  $ 143.35  $ 175.04  $ 140.10  $ 120.79
Net investment income
(a)
............... 1 .34  1 .20  2 .79  1 .79  0 .85  1 .50
Net realized and unrealized gain (loss)
(b)
.....
28.03  44.18  3 .83  (31.95) 34.86  19.53
Net increase (decrease) from investment
operations .........................
29.37  45.38  6 .62  (30.16) 35.71  21.03
Distributions from net investment income
(c)
..... ( 1 .19 )
(d)
( 1 .13 ) ( 3 .21 ) ( 1 .53 ) ( 0 .77 ) ( 1 .72 )
Net asset value, end of period ............
$ 219.19  $ 191.01  $ 146.76  $ 143.35  $ 175.04  $ 140.10
Total Return
(e)
– – – – – –
Based on net asset value ................
15.41%
(f)
31.09% 4 .80% (17.35) % 25.57% 17.71%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .29%
(h)
0 .72% 1 .95% 1 .07% 0 .53% 1 .22%
Supplemental Data
Net assets, end of period (000) ............
$ 15,190,067  $ 10,085,122  $ 9,113,598  $ 10,041,855  $ 14,493,017  $ 10,647,455
Portfolio turnover rate
(i)
..................
79% 95% 111% 125% 107% 160%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 171.83  $ 139.91  $ 121.95  $ 137.31  $ 100.59  $ 92.73
Net investment income
(a)
............... 0 .93  1 .86  1 .79  1 .68  1 .70  1 .72
Net realized and unrealized gain (loss)
(b)
.....
11.67  31.84  17.93  (15.41) 36.79  7 .71
Net increase (decrease) from investment
operations .........................
12.60  33.70  19.72  (13.73) 38.49  9 .43
Distributions from net investment income
(c)
..... ( 1 .09 )
(d)
( 1 .78 ) ( 1 .76 ) ( 1 .63 ) ( 1 .77 ) ( 1 .57 )
Net asset value, end of period ............
$ 183.34  $ 171.83  $ 139.91  $ 121.95  $ 137.31  $ 100.59
Total Return
(e)
– – – – – –
Based on net asset value ................
7 .34%
(f)
24.28% 16.47% (10.09) % 38.63% 10.38%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .03%
(h)
1 .22% 1 .46% 1 .27% 1 .45% 1 .82%
Supplemental Data
Net assets, end of period (000) ............
$ 51,187,274  $ 47,141,800  $ 31,634,768  $ 20,237,116  $ 23,966,830  $ 18,851,143
Portfolio turnover rate
(i)
..................
10% 31% 58% 41% 47% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .......
$ 143.13  $ 128.01  $ 119.68  $ 131.04  $ 92.12  $ 91.99
Net investment income
(a)
............... 1 .19  2 .11  1 .83  1 .69  1 .50  1 .73
Net realized and unrealized gain (loss)
(b)
.....
11.31  15.00  8 .24  (11.21) 38.96  ( 0 .13 )
Net increase (decrease) from investment
operations .........................
12.50  17.11  10.07  ( 9 .52 ) 40.46  1 .60
Distributions from net investment income
(c)
..... ( 1 .30 )
(d)
( 1 .99 ) ( 1 .74 ) ( 1 .84 ) ( 1 .54 ) ( 1 .47 )
Net asset value, end of period ............
$ 154.33  $ 143.13  $ 128.01  $ 119.68  $ 131.04  $ 92.12
Total Return
(e)
– – – – – –
Based on net asset value ................
8 .76%
(f)
13.54% 8 .62% ( 7 .35 ) % 44.28% 1 .91%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .59%
(h)
1 .62% 1 .56% 1 .31% 1 .34% 1 .93%
Supplemental Data
Net assets, end of period (000) ............
$ 324,101  $ 314,893  $ 320,023  $ 347,070  $ 674,864  $ 741,572
Portfolio turnover rate
(i)
..................
11% 19% 22% 25% 23% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ......
$ 107.60  $ 97.27  $ 95.84  $ 104.29  $ 72.97  $ 82.49
Net investment income
(a)
.............. 1 .43  2 .74  2 .74  2 .66  2 .33  2 .37
Net realized and unrealized gain (loss)
(b)
....
2 .62  10.21  1 .53  ( 8 .22 ) 30.96  ( 9 .65 )
Net increase (decrease) from investment
operations ........................
4 .05  12.95  4 .27  ( 5 .56 ) 33.29  ( 7 .28 )
Distributions from net investment income
(c)
.... ( 1 .60 )
(d)
( 2 .62 ) ( 2 .84 ) ( 2 .89 ) ( 1 .97 ) ( 2 .24 )
Net asset value, end of period ...........
$ 110.05  $ 107.60  $ 97.27  $ 95.84  $ 104.29  $ 72.97
Total Return
(e)
– – – – – –
Based on net asset value ...............
3 .80%
(f)
13.57% 4 .77% ( 5 .48 ) % 46.10% ( 8 .83 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
2 .62%
(h)
2 .77% 2 .96% 2 .57% 2 .47% 3 .04%
Supplemental Data
Net assets, end of period (000) ...........
$ 7,169,656  $ 7,144,486  $ 6,920,658  $ 9,124,179  $ 15,945,689  $ 5,611,044
Portfolio turnover rate
(i)
.................
11% 24% 23% 17% 28% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
32
2025
iShares Semi-Annual Financial Statements and Additional Information
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Momentum Factor
BNP Paribas SA ................................................. $ 928,972 $ (928,972) $ — $ —
BofA Securities, Inc. .............................................. 51,274 (51,274) — —
Citigroup Global Markets, Inc. ........................................ 12,574,276 (12,574,276) — —
J.P. Morgan Securities LLC ......................................... 101,240,161 (101,240,161) — —
Jefferies LLC ................................................... 61,522 (61,522) — —
UBS Securities LLC .............................................. 133,900 (133,900) — —
Wells Fargo Bank NA ............................................. 715,410 (715,410) — —
$ 115,705,515 $ (115,705,515)
$ —
$ —
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 1,318,268 (1,318,268) — —
Barclays Capital, Inc. ............................................. 825,934 (825,934) — —
Citigroup Global Markets, Inc. ........................................ 4,296,910 (4,296,910) — —
Goldman Sachs & Co. LLC ......................................... 94,681,274 (94,681,274) — —
Jefferies LLC ................................................... 5,042,763 (5,042,763) — —
Morgan Stanley ................................................. 5,615,449 (5,615,449) — —
SG Americas Securities LLC ........................................ 37,449,550 (37,449,550) — —
Toronto-Dominion Bank ............................................ 177,712 (177,712) — —
Virtu Americas LLC ............................................... 443,194 (443,194) — —
Wells Fargo Bank NA ............................................. 40,337,335 (40,337,335) — —
$ 190,188,389 $ (190,188,389)
$ —
$ —
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 10,116 (10,116) — —
BNP Paribas SA ................................................. 816,772 (816,772) — —
BofA Securities, Inc. .............................................. 576,525 (576,525) — —
Citigroup Global Markets, Inc. ........................................ 575,098 (575,098) — —
Goldman Sachs & Co. LLC ......................................... 1,706,176 (1,706,176) — —
J.P. Morgan Securities LLC ......................................... 94,923 (94,923) — —
Morgan Stanley ................................................. 329,750 (329,750) — —
National Financial Services LLC ...................................... 191,152 (191,152) — —
Natixis SA ..................................................... 85,640 (85,640) — —
SG Americas Securities LLC ........................................ 618,396 (618,396) — —
Virtu Americas LLC ............................................... 717,720 (717,720) — —
Wells Fargo Bank NA ............................................. 729,822 (729,822) — —
$ 6,452,090 $ (6,452,090)
$ —
$ —
a
MSCI USA Value Factor
BofA Securities, Inc. .............................................. 8,509,868 (8,509,868) — —
Citigroup Global Markets, Inc. ........................................ 4,133,825 (4,133,825) — —
Wells Fargo Bank NA ............................................. 2,549,096 (2,549,096) — —
$ 15,192,789 $ (15,192,789)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
34
2025
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  January 31, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2025 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025 , in-kind transactions were as follows:
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 62,813
MSCI USA Quality Factor .............................................................................................. 83,335
MSCI USA Size Factor ................................................................................................ 3,426
MSCI USA Value Factor ............................................................................................... 13,959
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 988,476,455  $ 727,468,213  $ 15,957,389
MSCI USA Quality Factor .......................................................... 380,181,463  518,084,804  (29,191,684)
MSCI USA Size Factor ............................................................ 12,976,267  17,314,506  2,334,917
MSCI USA Value Factor ........................................................... 142,974,830  275,112,341  (27,905,806)
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 9,340,592,781  $ 9,326,074,946
MSCI USA Quality Factor ............................................................................ 4,784,949,627  4,797,286,092
MSCI USA Size Factor .............................................................................. 33,986,770  34,599,919
MSCI USA Value Factor ............................................................................. 777,455,095  792,389,682
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 5,635,985,457  $ 2,022,413,754
MSCI USA Quality Factor ............................................................................ 6,423,276,878  5,631,592,455
MSCI USA Size Factor .............................................................................. —  14,986,320
MSCI USA Value Factor ............................................................................. 904,718,085  1,020,223,715

Notes to Financial Statements
(unaudited) (continued)
36
2025
iShares Semi-Annual Financial Statements and Additional Information
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
MSCI USA Momentum Factor ............................................................................................
$ (3,651,093,524)
MSCI USA Quality Factor ...............................................................................................
(1,700,911,469)
MSCI USA Size Factor .................................................................................................
(68,187,873)
MSCI USA Value Factor ................................................................................................
(935,509,785)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 13,149,538,005  $ 2,341,255,837  $ (192,347,339) $ 2,148,908,498
MSCI USA Quality Factor ........................................ 40,110,520,867  12,001,473,061  (752,266,700) 11,249,206,361
MSCI USA Size Factor .......................................... 295,051,598  62,667,998  (27,152,162) 35,515,836
MSCI USA Value Factor ......................................... 7,120,066,570  1,040,164,337  (977,570,167) 62,594,170

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
MSCI USA Momentum Factor
Shares sold ............................................... 26,650,000  $ 5,656,660,027  13,700,000  $ 2,477,145,236
Shares redeemed ........................................... (10,150,000) (2,030,254,967) (23,000,000) (3,857,167,592)
16,500,000  $ 3,626,405,060  (9,300,000) $ (1,380,022,356)
MSCI USA Quality Factor
Shares sold ............................................... 35,750,000  $ 6,439,129,355  99,550,000  $ 14,908,824,360
Shares redeemed ........................................... (30,900,000) (5,638,452,655) (51,300,000) (7,476,551,481)
4,850,000  $ 800,676,700  48,250,000  $ 7,432,272,879
MSCI USA Size Factor
Shares sold ............................................... —  $ —  950,000  $ 120,036,096
Shares redeemed ........................................... (100,000) (15,083,576) (1,250,000) (164,892,005)
(100,000) $ (15,083,576) (300,000) $ (44,855,909)
MSCI USA Value Factor
Shares sold ............................................... 8,300,000  $ 909,489,755  7,150,000  $ 716,332,234
Shares redeemed ........................................... (9,550,000) (1,025,473,155) (11,900,000) (1,176,436,748)
(1,250,000) $ (115,983,400) (4,750,000) $ (460,104,514)

Notes to Financial Statements
(unaudited) (continued)
38
2025
iShares Semi-Annual Financial Statements and Additional Information
issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
40
2025
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca
iShares® LifePath® Target Date 2070 ETF | ITDJ | NYSE Arca

Page
2

3
Glide Path Evolution
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2030, 2035,
2040, 2045, 2050, 2055, 2060, 2065 and 2070 are referred to as the “LifePath ETFs” or the “Funds”, will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  26 .7%
iShares Core U.S. REIT ETF ................. 2,988 $ 172,826
iShares Russell 1000 ETF ................... 10,009 3,324,589
iShares Russell 2000 ETF ................... 118 26,725
3,524,140
a
Domestic Fixed Income  —  59 .4%
iShares 0-5 Year TIPS Bond ETF .............. 13,846 1,405,369
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 8,396 416,693
iShares 10-20 Year Treasury Bond ETF .......... 7,823 784,334
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 11,583 602,548
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 8,072 418,695
iShares MBS ETF ........................ 18,986 1,750,319
iShares U.S. Treasury Bond ETF .............. 109,316 2,468,355
7,846,313
a
International Equity  —  13 .8%
iShares Core MSCI Emerging Markets ETF ....... 8,961 474,843
iShares Core MSCI International Developed Markets
ETF ................................ 17,772 1,196,589
Security Shares Value
a
International Equity — 13.8% (continued)
iShares Global Infrastructure ETF .............. 2,987 $ 158,879
1,830,311
a
Total Long-Term Investments — 99.9%
(Cost: $ 12,534,281 ) ................................. 13,200,764
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 386,810 387,004
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 10,896 10,896
a
Total Short-Term Securities — 3.0%
(Cost: $ 397,900 ) ................................... 397,900
Total Investments — 102.9%
(Cost: $ 12,932,181 ) ................................. 13,598,664
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (386,015)
Net Assets — 100.0% ................................. $ 13,212,649
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 149,966 $ 237,094
(a)
$ — $ (45) $ (11) $ 387,004 386,810 $ 2,500
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,746 9,150
(a)
— — — 10,896 10,896 199 —
iShares 0-5 Year
TIPS Bond ETF . 385,569 1,106,215 (99,242) 2,210 10,617 1,405,369 13,846 7,170 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 131,353 324,536 (27,434) 2,273 (14,035) 416,693 8,396 5,471 —
iShares 10-20 Year
Treasury Bond
ETF ......... 215,950 658,292 (63,982) 803 (26,729) 784,334 7,823 8,236 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 205,250 487,451 (91,122) 860 109 602,548 11,583 7,205 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 139,253 336,954 (54,347) 1,204 (4,369) 418,695 8,072 5,235 —

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 137,277 $ 369,347 $ (22,816) $ 4,031 $ (12,996) $ 474,843 8,961 $ 8,884 $ —
iShares Core MSCI
International
Developed
Markets ETF ... 355,650 907,973 (70,427) 7,561 (4,168) 1,196,589 17,772 15,392 —
iShares Core U.S.
REIT ETF ..... 58,478 138,187 (20,318) 1,193 (4,714) 172,826 2,988 2,161 —
iShares Global
Infrastructure ETF 44,813 129,028 (17,184) 1,216 1,006 158,879 2,987 2,003 —
iShares MBS ETF . 552,813 1,314,256 (98,070) 6,171 (24,851) 1,750,319 18,986 18,611 —
iShares Russell 1000
ETF ......... 968,193 2,554,744 (354,230) 26,922 128,960 3,324,589 10,009 14,262 —
iShares Russell 2000
ETF ......... 17,237 30,631 (20,747) 813 (1,209) 26,725 118 172 —
iShares U.S.
Treasury Bond
ETF ......... 743,591 1,865,894 (112,481) 5,994 (34,643) 2,468,355 109,316 21,526 —
$ 61,206 $ 12,967
$ 13,598,664
$ 119,027 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 13,200,764  $ —  $ —  $ 13,200,764
Short-Term Securities
Money Market Funds ...................................... 397,900  —  —  397,900
$ 13,598,664  $ —  $ —  $ 13,598,664

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  35 .2%
iShares Core U.S. REIT ETF ................. 6,316 $ 365,318
iShares Russell 1000 ETF ................... 16,889 5,609,850
iShares Russell 2000 ETF ................... 617 139,738
6,114,906
a
Domestic Fixed Income  —  46 .0%
iShares 0-5 Year TIPS Bond ETF .............. 14,579 1,479,769
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 13,051 647,721
iShares 10-20 Year Treasury Bond ETF .......... 15,685 1,572,578
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 17,469 908,737
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 12,548 650,865
iShares MBS ETF ........................ 18,906 1,742,944
iShares U.S. Treasury Bond ETF .............. 43,220 975,908
7,978,522
a
International Equity  —  18 .7%
iShares Core MSCI Emerging Markets ETF ....... 15,962 845,826
iShares Core MSCI International Developed Markets
ETF ................................ 31,403 2,114,364
Security Shares Value
a
International Equity — 18.7% (continued)
iShares Global Infrastructure ETF .............. 5,211 $ 277,173
3,237,363
a
Total Long-Term Investments — 99.9%
(Cost: $ 16,438,509 ) ................................. 17,330,791
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 612,638 612,944
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 13,842 13,842
a
Total Short-Term Securities — 3.6%
(Cost: $ 626,786 ) ................................... 626,786
Total Investments — 103.5%
(Cost: $ 17,065,295 ) ................................. 17,957,577
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (612,268)
Net Assets — 100.0% ................................. $ 17,345,309
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 542,387 $ 70,910
(a)
$ — $ (313) $ (40) $ 612,944 612,638 $ 3,869
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 26,073 — (12,231)
(a)
— — 13,842 13,842 596 —
iShares 0-5 Year
TIPS Bond ETF 767,339 790,942 (94,532) 1,806 14,214 1,479,769 14,579 9,426 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 429,376 308,439 (69,216) 2,711 (23,589) 647,721 13,051 12,284 —
iShares 10-20 Year
Treasury Bond
ETF ....... 842,938 889,545 (85,120) 2,050 (76,835) 1,572,578 15,685 22,931 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 495,255 443,074 (30,850) 1,606 (348) 908,737 17,469 13,159 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 339,460 339,603 (21,636) 2,104 (8,666) 650,865 12,548 9,761 —

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF . $ 472,245 $ 430,386 $ (40,771) $ 4,217 $ (20,251) $ 845,826 15,962 $ 15,788 $ —
iShares Core MSCI
International
Developed
Markets ETF . 1,231,331 1,038,492 (155,434) 11,372 (11,397) 2,114,364 31,403 27,030 —
iShares Core U.S.
REIT ETF ... 230,607 181,262 (47,338) 2,885 (2,098) 365,318 6,316 5,433 —
iShares Global
Infrastructure
ETF ....... 163,529 127,099 (23,648) 2,341 7,852 277,173 5,211 3,955 —
iShares MBS ETF 1,047,771 818,379 (95,626) 3,306 (30,886) 1,742,944 18,906 25,190 —
iShares Russell
1000 ETF ... 3,228,519 2,640,773 (641,743) 33,008 349,293 5,609,850 16,889 30,231 —
iShares Russell
2000 ETF ... 107,900 68,313 (36,800) 1,424 (1,099) 139,738 617 826 —
iShares U.S.
Treasury Bond
ETF ....... 597,455 528,922 (136,571) 1,902 (15,800) 975,908 43,220 10,751 —
$ 70,419 $ 180,350
$ 17,957,577
$ 191,230 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 17,330,791 $ — $ — $ 17,330,791
Short-Term Securities
Money Market Funds ...................................... 626,786 — — 626,786
$ 17,957,577 $ — $ — $ 17,957,577

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  42 .9%
iShares Core U.S. REIT ETF ................. 11,519 $ 666,259
iShares Russell 1000 ETF ................... 27,650 9,184,224
iShares Russell 2000 ETF ................... 1,586 359,197
10,209,680
a
Domestic Fixed Income  —  34 .1%
iShares 0-5 Year TIPS Bond ETF .............. 1,392 141,288
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 20,205 1,002,774
iShares 10-20 Year Treasury Bond ETF .......... 9,806 983,150
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 18,490 961,850
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 13,102 679,601
iShares MBS ETF ........................ 23,376 2,155,033
iShares U.S. Treasury Bond ETF .............. 97,310 2,197,260
8,120,956
a
International Equity  —  22 .9%
iShares Core MSCI Emerging Markets ETF ....... 27,189 1,440,745
iShares Core MSCI International Developed Markets
ETF ................................ 53,054 3,572,126
Security Shares Value
a
International Equity — 22.9% (continued)
iShares Global Infrastructure ETF .............. 8,021 $ 426,637
5,439,508
a
Total Long-Term Investments — 99.9%
(Cost: $ 22,148,216 ) ................................. 23,770,144
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 966,458 966,941
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 21,002 21,002
a
Total Short-Term Securities — 4.2%
(Cost: $ 987,943 ) ................................... 987,943
Total Investments — 104.1%
(Cost: $ 23,136,159 ) ................................. 24,758,087
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (967,207)
Net Assets — 100.0% ................................. $ 23,790,880
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 782,877 $ 184,770
(a)
$ — $ (651) $ (55) $ 966,941 966,458 $ 4,346
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 26,388 — (5,386)
(a)
— — 21,002 21,002 819 —
iShares 0-5 Year
TIPS Bond ETF 103,138 75,519 (39,218) (111) 1,960 141,288 1,392 1,174 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 575,484 468,034 (1,286) (15) (39,443) 1,002,774 20,205 19,356 —
iShares 10-20 Year
Treasury Bond
ETF ....... 473,100 557,793 — — (47,743) 983,150 9,806 14,006 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 492,972 468,550 — — 328 961,850 18,490 14,420 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 339,984 348,068 — — (8,451) 679,601 13,102 10,755 —

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF . $ 773,176 $ 736,173 $ (39,850) $ (1,446) $ (27,308) $ 1,440,745 27,189 $ 27,159 $ —
iShares Core MSCI
International
Developed
Markets ETF . 2,009,210 1,727,664 (149,848) (2,721) (12,179) 3,572,126 53,054 46,765 —
iShares Core U.S.
REIT ETF ... 398,124 335,090 (63,668) (2,351) (936) 666,259 11,519 10,527 —
iShares Global
Infrastructure
ETF ....... 240,987 193,722 (23,183) 18 15,093 426,637 8,021 6,256 —
iShares MBS ETF 1,189,497 1,040,368 (31,966) (1,848) (41,018) 2,155,033 23,376 32,636 —
iShares Russell
1000 ETF ... 5,018,786 4,160,447 (691,984) (17,007) 713,982 9,184,224 27,650 51,575 —
iShares Russell
2000 ETF ... 226,546 164,990 (37,554) (1,412) 6,627 359,197 1,586 2,058 —
iShares U.S.
Treasury Bond
ETF ....... 1,212,926 1,051,507 (22,407) (1,208) (43,558) 2,197,260 97,310 27,913 —
$ (28,752) $ 517,299
$ 24,758,087
$ 269,765 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 23,770,144 $ — $ — $ 23,770,144
Short-Term Securities
Money Market Funds ...................................... 987,943 — — 987,943
$ 24,758,087 $ — $ — $ 24,758,087

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  50 .2%
iShares Core U.S. REIT ETF ................. 14,694 $ 849,901
iShares Russell 1000 ETF ................... 32,618 10,834,395
iShares Russell 2000 ETF ................... 2,373 537,437
12,221,733
a
Domestic Fixed Income  —  22 .9%
iShares 0-5 Year TIPS Bond ETF .............. 1,182 119,973
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 20,136 999,350
iShares 10-20 Year Treasury Bond ETF .......... 7,627 764,683
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 11,043 574,457
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 7,837 406,505
iShares MBS ETF ........................ 15,818 1,458,261
iShares U.S. Treasury Bond ETF .............. 55,043 1,242,871
5,566,100
a
International Equity  —  26 .9%
iShares Core MSCI Emerging Markets ETF ....... 32,699 1,732,720
iShares Core MSCI International Developed Markets
ETF ................................ 64,101 4,315,920
Security Shares Value
a
International Equity — 26.9% (continued)
iShares Global Infrastructure ETF .............. 9,092 $ 483,604
6,532,244
a
Total Long-Term Investments — 100.0%
(Cost: $ 22,688,420 ) ................................. 24,320,077
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 937,743 938,212
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 21,352 21,352
a
Total Short-Term Securities — 3.9%
(Cost: $ 959,564 ) ................................... 959,564
Total Investments — 103.9%
(Cost: $ 23,647,984 ) ................................. 25,279,641
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (937,969)
Net Assets — 100.0% ................................. $ 24,341,672
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 747,937 $ 190,442
(a)
$ — $ (122) $ (45) $ 938,212 937,743 $ 3,374
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 20,325 1,027
(a)
— — — 21,352 21,352 697 —
iShares 0-5 Year
TIPS Bond ETF . 71,257 71,283 (24,041) (112) 1,586 119,973 1,182 879 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 505,566 524,100 — — (30,316) 999,350 20,136 16,657 —
iShares 10-20 Year
Treasury Bond
ETF ......... 338,700 456,120 — — (30,137) 764,683 7,627 9,731 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 274,652 298,622 — — 1,183 574,457 11,043 7,864 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 180,500 229,524 — — (3,519) 406,505 7,837 5,701 —

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
Emerging Markets
ETF ......... $ 830,029 $ 952,555 $ (18,608) $ (1,705) $ (29,551) $ 1,732,720 32,699 $ 29,833 $ —
iShares Core MSCI
International
Developed
Markets ETF ... 2,177,723 2,235,014 (118,182) (4,118) 25,483 4,315,920 64,101 51,288 —
iShares Core U.S.
REIT ETF ..... 454,780 450,398 (59,718) 114 4,327 849,901 14,694 11,336 —
iShares Global
Infrastructure ETF 246,344 239,302 (20,027) 568 17,417 483,604 9,092 6,465 —
iShares MBS ETF . 709,753 769,136 — — (20,628) 1,458,261 15,818 19,100 —
iShares Russell 1000
ETF ......... 5,344,536 5,408,771 (698,562) (22,180) 801,830 10,834,395 32,618 51,903 —
iShares Russell 2000
ETF ......... 286,541 263,417 (21,425) (41) 8,945 537,437 2,373 2,481 —
iShares U.S.
Treasury Bond
ETF ......... 600,124 661,820 — — (19,073) 1,242,871 55,043 13,614 —
$ (27,596) $ 727,502
$ 25,279,641
$ 230,923 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 24,320,077 $ — $ — $ 24,320,077
Short-Term Securities
Money Market Funds ...................................... 959,564 — — 959,564
$ 25,279,641 $ — $ — $ 25,279,641

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  57 .8%
iShares Core U.S. REIT ETF ................. 16,973 $ 981,718
iShares Russell 1000 ETF ................... 35,643 11,839,179
iShares Russell 2000 ETF ................... 3,322 752,367
13,573,264
a
Domestic Fixed Income  —  12 .5%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 19,383 961,978
iShares 10-20 Year Treasury Bond ETF .......... 4,130 414,074
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 4,431 230,501
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 3,106 161,108
iShares MBS ETF ........................ 8,734 805,187
iShares U.S. Treasury Bond ETF .............. 16,304 368,144
2,940,992
a
International Equity  —  29 .6%
iShares Core MSCI Emerging Markets ETF ....... 37,163 1,969,267
iShares Core MSCI International Developed Markets
ETF ................................ 73,063 4,919,332
Security Shares Value
a
International Equity — 29.6% (continued)
iShares Global Infrastructure ETF .............. 1,310 $ 69,679
6,958,278
a
Total Long-Term Investments — 99.9%
(Cost: $ 21,952,767 ) ................................. 23,472,534
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 753,365 753,742
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 20,535 20,535
a
Total Short-Term Securities — 3.3%
(Cost: $ 774,277 ) ................................... 774,277
Total Investments — 103.2%
(Cost: $ 22,727,044 ) ................................. 24,246,811
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (751,771)
Net Assets — 100.0% ................................. $ 23,495,040
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 799,887 $ — $ (45,331)
(a)
$ (776) $ (38) $ 753,742 753,365 $ 7,111
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 15,715 4,820
(a)
— — — 20,535 20,535 580 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 511,735 505,054 (25,959) 2,019 (30,871) 961,978 19,383 15,486 —
iShares 10-20 Year
Treasury Bond
ETF ....... 183,754 257,391 (11,132) 482 (16,421) 414,074 4,130 5,054 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 96,685 139,750 (6,226) 288 4 230,501 4,431 2,776 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 73,112 93,381 (4,335) 323 (1,373) 161,108 3,106 2,022 —
iShares Core
MSCI Emerging
Markets ETF . 996,380 1,073,561 (58,673) 5,684 (47,685) 1,969,267 37,163 33,362 —

iShares
®
LifePath
®
Target Date 2045 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed
Markets ETF . $ 2,610,653 $ 2,569,716 $ (256,598) $ 14,549 $ (18,988) $ 4,919,332 73,063 $ 57,559 $ —
iShares Core U.S.
REIT ETF ... 549,927 538,291 (107,742) 4,395 (3,153) 981,718 16,973 12,558 —
iShares Global
Infrastructure
ETF ....... — 72,167 (1,908) 78 (658) 69,679 1,310 612 —
iShares MBS ETF 401,790 436,090 (21,629) 1,167 (12,231) 805,187 8,734 10,028 —
iShares Russell
1000 ETF ... 6,170,534 6,013,828 (1,070,483) 64,305 660,995 11,839,179 35,643 55,559 —
iShares Russell
2000 ETF ... 408,544 369,191 (28,313) 4,893 (1,948) 752,367 3,322 3,373 —
iShares U.S.
Treasury Bond
ETF ....... 170,113 213,445 (9,914) 323 (5,823) 368,144 16,304 3,677 —
$ 97,730 $ 521,810
$ 24,246,811
$ 209,757 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 23,472,534  $ —  $ —  $ 23,472,534
Short-Term Securities
Money Market Funds ...................................... 774,277  —  —  774,277
$ 24,246,811  $ —  $ —  $ 24,246,811

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  62 .1%
iShares Core U.S. REIT ETF ................. 8,269 $ 478,279
iShares Russell 1000 ETF ................... 36,915 12,261,687
iShares Russell 2000 ETF ................... 3,862 874,666
13,614,632
a
Domestic Fixed Income  —  5 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 15,456 767,081
iShares 10-20 Year Treasury Bond ETF .......... 1,281 128,433
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 2,061 107,213
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 1,652 85,689
1,088,416
a
International Equity  —  32 .8%
iShares Core MSCI Emerging Markets ETF ....... 39,095 2,071,644
iShares Core MSCI International Developed Markets
ETF ................................ 75,864 5,107,923
7,179,567
a
Total Long-Term Investments — 99.9%
(Cost: $ 20,105,147 ) ................................. 21,882,615
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 701,134 $ 701,485
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 19,234 19,234
a
Total Short-Term Securities — 3.3%
(Cost: $ 720,719 ) ................................... 720,719
Total Investments — 103.2%
(Cost: $ 20,825,866 ) ................................. 22,603,334
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (701,504)
Net Assets — 100.0% ................................. $ 21,901,830
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 965,365 $ — $ (263,696)
(a)
$ (147) $ (37) $ 701,485 701,134 $ 3,532
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 12,996 6,238
(a)
— — — 19,234 19,234 638 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 413,336 403,460 (22,550) 1,756 (28,921) 767,081 15,456 13,278 —
iShares 10-20 Year
Treasury Bond
ETF ....... 51,896 84,228 (3,784) 170 (4,077) 128,433 1,281 1,321 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 76,923 54,152 (23,837) (174) 149 107,213 2,061 2,053 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 38,731 50,857 (2,527) 187 (1,559) 85,689 1,652 1,352 —

iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF . $ 1,170,768 $ 1,001,663 $ (60,870) $ 6,124 $ (46,041) $ 2,071,644 39,095 $ 37,369 $ —
iShares Core MSCI
International
Developed
Markets ETF . 3,080,902 2,311,388 (273,049) 18,607 (29,925) 5,107,923 75,864 64,844 —
iShares Core U.S.
REIT ETF ... 257,540 235,841 (13,960) 950 (2,092) 478,279 8,269 6,481 —
iShares Russell
1000 ETF ... 7,254,959 5,163,309 (1,097,911) 77,311 864,019 12,261,687 36,915 66,956 —
iShares Russell
2000 ETF ... 545,099 366,127 (49,677) 5,184 7,933 874,666 3,862 4,628 —
$ 109,968 $ 759,449
$ 22,603,334
$ 202,452 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 21,882,615 $ — $ — $ 21,882,615
Short-Term Securities
Money Market Funds ...................................... 720,719 — — 720,719
$ 22,603,334 $ — $ — $ 22,603,334

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .1%
iShares Core U.S. REIT ETF ................. 3,199 $ 185,030
iShares Russell 1000 ETF ................... 27,450 9,117,792
iShares Russell 2000 ETF ................... 2,945 666,984
9,969,806
a
Domestic Fixed Income  —  1 .4%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 4,568 226,710
a
International Equity  —  34 .4%
iShares Core MSCI Emerging Markets ETF ....... 28,861 1,529,344
iShares Core MSCI International Developed Markets
ETF ................................ 56,656 3,814,649
5,343,993
a
Total Long-Term Investments — 99.9%
(Cost: $ 14,211,854 ) ................................. 15,540,509
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 220,560 $ 220,670
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 13,728 13,728
a
Total Short-Term Securities — 1.5%
(Cost: $ 234,398 ) ................................... 234,398
Total Investments — 101.4%
(Cost: $ 14,446,252 ) ................................. 15,774,907
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (220,881)
Net Assets — 100.0% ................................. $ 15,554,026
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 336,760 $ — $ (115,770)
(a)
$ (311) $ (9) $ 220,670 220,560 $ 3,185
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 7,150 6,578
(a)
— — — 13,728 13,728 365 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 104,208 129,858 — — (7,356) 226,710 4,568 3,483 —
iShares Core
MSCI Emerging
Markets ETF . 758,073 809,162 — — (37,891) 1,529,344 28,861 27,697 —
iShares Core MSCI
International
Developed
Markets ETF . 1,992,887 1,909,410 (78,124) (44) (9,480) 3,814,649 56,656 48,077 —
iShares Core U.S.
REIT ETF ... 92,528 93,839 — — (1,337) 185,030 3,199 2,387 —
iShares Russell
1000 ETF ... 4,685,186 4,344,091 (471,189) (16,788) 576,492 9,117,792 27,450 44,874 —
iShares Russell
2000 ETF ... 364,220 315,537 (14,583) (1,133) 2,943 666,984 2,945 3,237 —
$ (18,276) $ 523,362
$ 15,774,907
$ 133,305 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2055 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 15,540,509  $ —  $ —  $ 15,540,509
Short-Term Securities
Money Market Funds ...................................... 234,398  —  —  234,398
$ 15,774,907  $ —  $ —  $ 15,774,907

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
18
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .4%
iShares Core U.S. REIT ETF ................. 1,586 $ 91,734
iShares Russell 1000 ETF ................... 14,916 4,954,499
iShares Russell 2000 ETF ................... 1,629 368,936
5,415,169
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 1,647 81,740
a
International Equity  —  34 .5%
iShares Core MSCI Emerging Markets ETF ....... 15,759 835,070
iShares Core MSCI International Developed Markets
ETF ................................ 30,757 2,070,869
2,905,939
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,405,821 ) .................................. 8,402,848
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 71,982 $ 72,017
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 8,039 8,039
a
Total Short-Term Securities — 0.9%
(Cost: $ 80,056 ) .................................... 80,056
Total Investments — 100.8%
(Cost: $ 7,485,877 ) .................................. 8,482,904
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (71,385)
Net Assets — 100.0% ................................. $ 8,411,519
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 274,827 $ — $ (202,338)
(a)
$ (468) $ (4) $ 72,017 71,982 $ 3,658
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 4,410 3,629
(a)
— — — 8,039 8,039 217 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 49,354 35,494 (161) 1 (2,948) 81,740 1,647 1,571 —
iShares Core
MSCI Emerging
Markets ETF . 471,382 382,034 (5,454) 248 (13,140) 835,070 15,759 15,106 —
iShares Core MSCI
International
Developed
Markets ETF . 1,231,467 898,318 (57,602) 373 (1,687) 2,070,869 30,757 26,330 —
iShares Core U.S.
REIT ETF ... 51,815 40,414 — — (495) 91,734 1,586 1,341 —
iShares Russell
1000 ETF ... 2,893,108 1,956,216 (274,420) (6,599) 386,194 4,954,499 14,916 27,633 —
iShares Russell
2000 ETF ... 224,084 140,413 (663) (60) 5,162 368,936 1,629 1,987 —
$ (6,505) $ 373,082
$ 8,482,904
$ 77,843 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2060 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,402,848  $ —  $ —  $ 8,402,848
Short-Term Securities
Money Market Funds ...................................... 80,056  —  —  80,056
$ 8,482,904  $ —  $ —  $ 8,482,904

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .4%
iShares Core U.S. REIT ETF ................. 1,586 $ 91,734
iShares Russell 1000 ETF ................... 14,913 4,953,502
iShares Russell 2000 ETF ................... 1,628 368,710
5,413,946
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 1,647 81,740
a
International Equity  —  34 .5%
iShares Core MSCI Emerging Markets ETF ....... 15,757 834,963
iShares Core MSCI International Developed Markets
ETF ................................ 30,753 2,070,600
2,905,563
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,440,010 ) .................................. 8,401,249
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (c) (d)
...................... 66,152 $ 66,185
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (c)
............................ 8,053 8,053
a
Total Short-Term Securities — 0.9%
(Cost: $ 74,238 ) .................................... 74,238
Total Investments — 100.8%
(Cost: $ 7,514,248 ) .................................. 8,475,487
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (65,459)
Net Assets — 100.0% ................................. $ 8,410,028
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 274,805 $ — $ (208,197)
(a)
$ (418) $ (5) $ 66,185 66,152 $ 3,396
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 4,502 3,551
(a)
— — — 8,053 8,053 202 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 49,302 34,866 (54) 1 (2,375) 81,740 1,647 1,469 —
iShares Core
MSCI Emerging
Markets ETF . 471,382 385,662 (4,937) 209 (17,353) 834,963 15,757 13,847 —
iShares Core MSCI
International
Developed
Markets ETF . 1,231,467 891,647 (51,392) 680 (1,802) 2,070,600 30,753 24,136 —
iShares Core U.S.
REIT ETF ... 51,758 39,809 — — 167 91,734 1,586 1,218 —
iShares Russell
1000 ETF ... 2,893,108 1,971,918 (252,496) (3,679) 344,651 4,953,502 14,913 25,117 —
iShares Russell
2000 ETF ... 224,084 141,984 (884) (62) 3,588 368,710 1,628 1,806 —
$ (3,269) $ 326,871
$ 8,475,487
$ 71,191 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2065 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,401,249 $ — $ — $ 8,401,249
Short-Term Securities
Money Market Funds ...................................... 74,238 — — 74,238
$ 8,475,487 $ — $ — $ 8,475,487

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
LifePath
®
Target Date 2070 ETF
(Percentages shown are based on Net Assets)
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .4%
iShares Core U.S. REIT ETF ................. 379 $ 21,921
iShares Russell 1000 ETF ................... 3,560 1,182,490
iShares Russell 2000 ETF ................... 389 88,101
1,292,512
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 393 19,504
a
International Equity  —  34 .5%
iShares Core MSCI Emerging Markets ETF ....... 3,762 199,348
iShares Core MSCI International Developed Markets
ETF ................................ 7,341 494,270
693,618
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,997,610 ) .................................. 2,005,634
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (b)
............................ 1,952 $ 1,952
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,952 ) ..................................... 1,952
Total Investments — 100.0%
(Cost: $ 1,999,562 ) .................................. 2,007,586
Other Assets Less Liabilities — 0 .0% ..................... 7
Net Assets — 100.0% ................................. $ 2,007,593
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/12/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ — $ 1,952
(b)
$ — $ — $ — $ 1,952 1,952 $ 34 $ —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF .......... — 19,991 — — (487) 19,504 393 166 —
iShares Core MSCI
Emerging Markets
ETF .......... — 204,408 — — (5,060) 199,348 3,762 4,185 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 488,528 (451) (14) 6,207 494,270 7,341 7,303 —
iShares Core U.S.
REIT ETF ...... — 22,761 — — (840) 21,921 379 183 —
iShares Russell 1000
ETF .......... — 1,186,275 (15,463) (319) 11,997 1,182,490 3,560 3,663 —
iShares Russell 2000
ETF .......... — 91,894 — — (3,793) 88,101 389 250 —
$ (333) $ 8,024
$ 2,007,586
$ 15,784 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

iShares
®
LifePath
®
Target Date 2070 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,005,634 $ — $ — $ 2,005,634
Short-Term Securities
Money Market Funds ...................................... 1,952 — — 1,952
$ 2,007,586 $ — $ — $ 2,007,586

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
January 31, 2025
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 13,598,664  $ 17,957,577  $ 24,758,087  $ 25,279,641  $ 24,246,811
Receivables:
Securities lending income — affiliated ...................... 1,092  1,165  549  463  2,813
Dividends — affiliated ................................. 34  46  71  70  63
Total assets .........................................
13,599,790  17,958,788  24,758,707  25,280,174  24,249,687
LIABILITIES
Collateral on securities loaned ............................. 387,141  613,479  967,827  938,502  754,647
Total liabilities ........................................
387,141  613,479  967,827  938,502  754,647
Commitments and contingent liabilities
NET ASSETS ........................................
$ 13,212,649  $ 17,345,309  $ 23,790,880  $ 24,341,672  $ 23,495,040
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 12,850,359  $ 16,393,078  $ 22,209,455  $ 22,753,845  $ 21,890,905
Accumulated earnings .................................. 362,290  952,231  1,581,425  1,587,827  1,604,135
NET ASSETS ........................................
$ 13,212,649  $ 17,345,309  $ 23,790,880  $ 24,341,672  $ 23,495,040
NET ASSET VALUE
Shares outstanding .................................... 461,078  580,000  780,000  780,000  740,000
Net asset value ....................................... $ 28.66  $ 29.91  $ 30.50  $ 31.21  $ 31.75
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 376,741  $ 596,999  $ 941,828  $ 913,292  $ 734,375
(b)
Investments, at cost — affiliated .......................... $ 12,932,181  $ 17,065,295  $ 23,136,159  $ 23,647,984  $ 22,727,044

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 22,603,334  $ 15,774,907  $ 8,482,904  $ 8,475,487  $ 2,007,586
Receivables:
Securities lending income — affiliated ...................... 242  108  1,112  1,020  —
Dividends — affiliated ................................. 65  45  25  25  7
Total assets .........................................
22,603,641  15,775,060  8,484,041  8,476,532  2,007,593
LIABILITIES
Collateral on securities loaned ............................. 701,811  221,034  72,522  66,504  —
Total liabilities ........................................
701,811  221,034  72,522  66,504  —
Commitments and contingent liabilities
NET ASSETS ........................................
$ 21,901,830  $ 15,554,026  $ 8,411,519  $ 8,410,028  $ 2,007,593
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 20,032,085  $ 14,251,074  $ 7,428,013  $ 7,458,589  $ 2,000,000
Accumulated earnings .................................. 1,869,745  1,302,952  983,506  951,439  7,593
NET ASSETS ........................................
$ 21,901,830  $ 15,554,026  $ 8,411,519  $ 8,410,028  $ 2,007,593
NET ASSET VALUE
Shares outstanding .................................... 680,000  480,000  260,000  260,000  80,000
Net asset value ....................................... $ 32.21  $ 32.40  $ 32.35  $ 32.35  $ 25.09
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 682,959  $ 215,097  $ 70,574  $ 64,717  $ —
(b)
Investments, at cost — affiliated .......................... $ 20,825,866  $ 14,446,252  $ 7,485,877  $ 7,514,248  $ 1,999,562

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
iShares
LifePath Target Date
2045 ETF
INVESTMENT INCOME
Dividends — affiliated ............................... $ 116,527  $ 187,361  $ 265,419  $ 227,549  $ 202,646
Interest — unaffiliated ............................... 2  3  3  2  1
Securities lending income — affiliated — net ................ 2,500  3,869  4,346  3,374  7,111
Total investment income ...............................
119,029  191,233  269,768  230,925  209,758
EXPENSES
Total expenses ..................................... —  —  —  —  —
Net investment income ................................
119,029  191,233  269,768  230,925  209,758
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (11,232) (20,947) (28,752) (27,596) (32,874)
In-kind redemptions — affiliated
(a)
..................... 72,438  91,366  —  —  130,604
61,206  70,419  (28,752) (27,596) 97,730
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 12,967  180,350  517,299  727,502  521,810
12,967  180,350  517,299  727,502  521,810
Net realized and unrealized gain .........................
74,173  250,769  488,547  699,906  619,540
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 193,202  $ 442,002  $ 758,315  $ 930,831  $ 829,298
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2025
Statements of Operations
See notes to financial statements.
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
iShares
LifePath Target Date
2070 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ............................... $ 198,920  $ 130,120  $ 74,185  $ 67,795  $ 15,784
Interest — unaffiliated ............................... —  —  —  1  —
Securities lending income — affiliated — net ................ 3,532  3,185  3,658  3,396  —
Total investment income ...............................
202,452  133,305  77,843  71,192  15,784
EXPENSES
Interest expense .................................. —  —  —  5  —
Total expenses ..................................... —  —  —  5  —
Net investment income ................................
202,452  133,305  77,843  71,187  15,784
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................ (27,142) (18,276) (6,505) (3,269) (333)
In-kind redemptions — affiliated
(b)
..................... 137,110  —  —  —  —
109,968  (18,276) (6,505) (3,269) (333)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................ 759,449  523,362  373,082  326,871  8,024
759,449  523,362  373,082  326,871  8,024
Net realized and unrealized gain .........................
869,417  505,086  366,577  323,602  7,691
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,071,869  $ 638,391  $ 444,420  $ 394,789  $ 23,475
(a)
For the period from November 12, 2024 (commencement of operations) to January 31, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath Retirement ETF
iShares
LifePath Target Date 2030 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 119,029  $ 71,390  $ 191,233  $ 135,823
Net realized gain (loss) ....................................... 61,206  74,796  70,419  (2,886)
Net change in unrealized appreciation (depreciation) ................... 12,967  290,429  180,350  711,932
Net increase in net assets resulting from operations ......................
193,202  436,615  442,002  844,869
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(133,651)
(c)
(71,340) (310,934)
(c)
(23,764)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
9,195,854  3,591,969  7,234,080  9,159,056
NET ASSETS
Total increase in net assets ...................................... 9,255,405  3,957,244  7,365,148  9,980,161
Beginning of period ...........................................
3,957,244  —  9,980,161  —
End of period ...............................................
$ 13,212,649  $ 3,957,244  $ 17,345,309  $ 9,980,161
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2035 ETF
iShares
LifePath Target Date 2040 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 269,768  $ 171,859  $ 230,925  $ 123,351
Net realized gain (loss) ....................................... (28,752) 6,559  (27,596) 189,453
Net change in unrealized appreciation (depreciation) ................... 517,299  1,104,629  727,502  904,155
Net increase in net assets resulting from operations ......................
758,315  1,283,047  930,831  1,216,959
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(414,192)
(c)
(45,745) (333,453)
(c)
(36,483)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
10,365,963  11,843,492  11,703,180  10,860,638
NET ASSETS
Total increase in net assets ...................................... 10,710,086  13,080,794  12,300,558  12,041,114
Beginning of period ...........................................
13,080,794  —  12,041,114  —
End of period ...............................................
$ 23,790,880  $ 13,080,794  $ 24,341,672  $ 12,041,114
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2045 ETF
iShares
LifePath Target Date 2050 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 209,758  $ 117,486  $ 202,452  $ 115,625
Net realized gain (loss) ....................................... 97,730  (1,712) 109,968  (1,727)
Net change in unrealized appreciation (depreciation) ................... 521,810  997,957  759,449  1,018,019
Net increase in net assets resulting from operations ......................
829,298  1,113,731  1,071,869  1,131,917
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(315,072)
(c)
(23,822) (310,847)
(c)
(23,194)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
10,791,412  11,099,493  8,237,474  11,794,611
NET ASSETS
Total increase in net assets ...................................... 11,305,638  12,189,402  8,998,496  12,903,334
Beginning of period ...........................................
12,189,402  —  12,903,334  —
End of period ...............................................
$ 23,495,040  $ 12,189,402  $ 21,901,830  $ 12,903,334
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2055 ETF
iShares
LifePath Target Date 2060 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 133,305  $ 77,089  $ 77,843  $ 57,602
Net realized gain (loss) ....................................... (18,276) 3,382  (6,505) 5,543
Net change in unrealized appreciation (depreciation) ................... 523,362  805,293  373,082  623,945
Net increase in net assets resulting from operations ......................
638,391  885,764  444,420  687,090
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(198,253)
(c)
(22,950) (125,053)
(c)
(22,951)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
7,109,533  7,141,541  3,166,502  4,261,511
NET ASSETS
Total increase in net assets ...................................... 7,549,671  8,004,355  3,485,869  4,925,650
Beginning of period ...........................................
8,004,355  —  4,925,650  —
End of period ...............................................
$ 15,554,026  $ 8,004,355  $ 8,411,519  $ 4,925,650
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target Date 2065 ETF
iShares
LifePath Target
Date 2070 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Period From
11/12/24
(a)
to 01/31/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................................... $ 71,187  $ 58,789  $ 15,784
Net realized gain (loss) ......................................................... (3,269) 2,293  (333)
Net change in unrealized appreciation (depreciation) ..................................... 326,871  634,368  8,024
Net increase in net assets resulting from operations ........................................
394,789  695,450  23,475
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............................
(115,849)
(c)
(22,951) (15,882)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............................
3,205,454  4,253,135  2,000,000
NET ASSETS
Total increase in net assets ........................................................ 3,484,394  4,925,634  2,007,593
Beginning of period .............................................................
4,925,634  —  —
End of period .................................................................
$ 8,410,028  $ 4,925,634  $ 2,007,593
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Retirement ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 28.27  $ 25.00
Net investment income
(b)
............................................................................. 0.44  0.62
Net realized and unrealized gain
(c)
.......................................................................
0.42  3.26
Net increase from investment operations ....................................................................
0.86  3.88
Distributions from net investment income
(d)
................................................................... (0.47)
(e)
(0.61)
Net asset value, end of period ..........................................................................
$ 28.66  $ 28.27
Total Return
(f)
– –
Based on net asset value ..............................................................................
3.07%
(g)
15.65%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
( i )
0.00%
(i)
Net investment income ................................................................................
3.08%
(i)
2.90%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 13,213  $ 3,957
Portfolio turnover rate
(j )
................................................................................
6% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2030 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 29.35  $ 25.00
Net investment income
(b)
............................................................................. 0.43  0.62
Net realized and unrealized gain
(c)
.......................................................................
0.71  3.90
Net increase from investment operations ....................................................................
1.14  4.52
Distributions from net investment income
(d)
................................................................... (0.58)
(e)
(0.17)
Net asset value, end of period ..........................................................................
$ 29.91  $ 29.35
Total Return
(f)
– –
Based on net asset value ..............................................................................
3.88%
(g)
18.15%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.89%
(i)
2.83%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 17,345  $ 9,980
Portfolio turnover rate
(j)
................................................................................
6% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2035 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 29.73  $ 25.00
Net investment income
(b)
............................................................................. 0.43  0.61
Net realized and unrealized gain
(c)
.......................................................................
0.91  4.35
Net increase from investment operations ....................................................................
1.34  4.96
Distributions
(d)
– –
From net investment income .......................................................................... (0.56)
(e)
(0.23)
From net realized gains .............................................................................. (0.01) —
Total distributions ...................................................................................
(0.57) (0.23)
Net asset value, end of period ..........................................................................
$ 30.50  $ 29.73
Total Return
(f)
– –
Based on net asset value ..............................................................................
4.57%
(g)
19.92%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.80%
(i)
2.75%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 23,791  $ 13,081
Portfolio turnover rate
(j)
................................................................................
5% 8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2040 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.10  $ 25.00
Net investment income
(b)
............................................................................. 0.40  0.55
Net realized and unrealized gain
(c)
.......................................................................
1.19  4.79
Net increase from investment operations ....................................................................
1.59  5.34
Distributions from net investment income
(d)
................................................................... (0.48)
(e)
(0.24)
Net asset value, end of period ..........................................................................
$ 31.21  $ 30.10
Total Return
(f)
– –
Based on net asset value ..............................................................................
5.29%
(g)
21.49%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.57%
(i)
2.45%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 24,342  $ 12,041
Portfolio turnover rate
(j)
................................................................................
5% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2045 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.47  $ 25.00
Net investment income
(b)
............................................................................. 0.40  0.54
Net realized and unrealized gain
(c)
.......................................................................
1.39  5.17
Net increase from investment operations ....................................................................
1.79  5.71
Distributions from net investment income
(d)
................................................................... (0.51)
(e)
(0.24)
Net asset value, end of period ..........................................................................
$ 31.75  $ 30.47
Total Return
(f)
– –
Based on net asset value ..............................................................................
5.90%
(g)
22.96%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.56%
(i)
2.41%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 23,495  $ 12,189
Portfolio turnover rate
(j)
................................................................................
5% 5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2050 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.72  $ 25.00
Net investment income
(b)
............................................................................. 0.37  0.54
Net realized and unrealized gain
(c)
.......................................................................
1.61  5.41
Net increase from investment operations ....................................................................
1.98  5.95
Distributions from net investment income
(d)
................................................................... (0.49)
(e)
(0.23)
Net asset value, end of period ..........................................................................
$ 32.21  $ 30.72
Total Return
(f)
– –
Based on net asset value ..............................................................................
6.46%
(g)
23.94%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.30%
(i)
2.37%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 21,902  $ 12,903
Portfolio turnover rate
(j)
................................................................................
5% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2055 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.79  $ 25.00
Net investment income
(b)
............................................................................. 0.38  0.49
Net realized and unrealized gain
(c)
.......................................................................
1.68  5.53
Net increase from investment operations ....................................................................
2.06  6.02
Distributions
(d)
– –
From net investment income .......................................................................... (0.44)
(e)
(0.23)
From net realized gains .............................................................................. (0.01) —
Total distributions ...................................................................................
(0.45) (0.23)
Net asset value, end of period ..........................................................................
$ 32.40  $ 30.79
Total Return
(f)
– –
Based on net asset value ..............................................................................
6.76%
(g)
24.18%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.37%
(i)
2.18%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 15,554  $ 8,004
Portfolio turnover rate
(j)
................................................................................
4% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2060 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.79  $ 25.00
Net investment income
(b)
............................................................................. 0.37  0.51
Net realized and unrealized gain
(c)
.......................................................................
1.71  5.51
Net increase from investment operations ....................................................................
2.08  6.02
Distributions
(d)
– –
From net investment income .......................................................................... (0.49)
(e)
(0.23)
From net realized gains .............................................................................. (0.03) —
Total distributions ...................................................................................
(0.52) (0.23)
Net asset value, end of period ..........................................................................
$ 32.35  $ 30.79
Total Return
(f)
– –
Based on net asset value ..............................................................................
6.83%
(g)
24.18%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)
0.00%
(i)
Net investment income ................................................................................
2.28%
(i)
2.30%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 8,412  $ 4,926
Portfolio turnover rate
(j)
................................................................................
4% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath Target Date 2065 ETF
Six Months
Ended
01/31/25
(unaudited)
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period .....................................................................
$ 30.79  $ 25.00
Net investment income
(b)
............................................................................. 0.35  0.49
Net realized and unrealized gain
(c)
.......................................................................
1.74  5.53
Net increase from investment operations ....................................................................
2.09  6.02
Distributions
(d)
– –
From net investment income .......................................................................... (0.51)
(e)
(0.23)
From net realized gains .............................................................................. (0.02) —
Total distributions ...................................................................................
(0.53) (0.23)
Net asset value, end of period ..........................................................................
$ 32.35  $ 30.79
Total Return
(f)
– –
Based on net asset value ..............................................................................
6.83%
(g)
24.18%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0.00%
(i)(j)
0.00%
(i)
Net investment income ................................................................................
2.21%
(i)
2.20%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 8,410  $ 4,926
Portfolio turnover rate
(k)
................................................................................
4% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Amount is less than 0.005%.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2070
ETF
Period From
11/12/24
(a)
to 01/31/25
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0.20
Net realized and unrealized gain
(c)
........................................................................................
0.09
Net increase from investment operations .....................................................................................
0.29
Distributions from net investment income
(d)
.................................................................................... (0.20)
(e)
Net asset value, end of period ...........................................................................................
$ 25.09
Total Return
(f)
–
Based on net asset value ...............................................................................................
1.20%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00%
(i)
Net investment income .................................................................................................
3.62%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 2,008
Portfolio turnover rate
(j)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
Reorganization: The Board of iShares LifePath Retirement ETF (the “Acquiring Fund”) and iShares LifePath Target Date 2025 ETF (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2024.
The reorganization was accomplished by a tax-free exchange of 180,000 shares of the Target Fund at a conversion ratio of 1.00604262 for an initial 181,087 shares of the
Acquiring Fund which was reduced to 181,078 shares due to a cash in lieu payout for any fractional shares.
The Target Fund’s net assets of $5,153,726 were comprised of $4,790,616 paid-in-capital and $363,110 accumulated earnings on November 15, 2024, the valuation date of the reorganization.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $5,691,967. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $10,845,693. The Target Fund’s fair value of investments was $5,150,785 and cost was $4,787,698 prior to the reorganization.
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2024.
Assuming the reorganization had been completed on August 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the period ended January 31, 2025, were as follows:
• Net investment income (loss): $152,699
• Net realized and change in unrealized gain/loss on investments: $105,548
• Net increase/decrease in net assets resulting from operations: $258,247
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since November 18, 2024.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual
iShares ETF
Diversification
Classification
LifePath Retirement ................................................................................................... Diversified
LifePath Target Date 2030 ............................................................................................... Diversified
LifePath Target Date 2035 ............................................................................................... Diversified
LifePath Target Date 2040 ............................................................................................... Diversified
LifePath Target Date 2045 ............................................................................................... Diversified
LifePath Target Date 2050 ............................................................................................... Diversified
LifePath Target Date 2055 ............................................................................................... Diversified
LifePath Target Date 2060 ............................................................................................... Diversified
LifePath Target Date 2065 ............................................................................................... Diversified
LifePath Target Date 2070
(a)
.............................................................................................. Diversified
(a)
The Fund commenced operations on November 12, 2024.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
LifePath Retirement
J.P. Morgan Securities LLC ......................................... $ 376,741 $ (376,741) $ — $ —
$ 376,741 $ (376,741)
$ —
$ —
a
LifePath Target Date 2030
J.P. Morgan Securities LLC ......................................... 596,999 (596,999) — —
$ 596,999 $ (596,999)
$ —
$ —
a
LifePath Target Date 2035
J.P. Morgan Securities LLC ......................................... 941,828 (941,828) — —
$ 941,828 $ (941,828)
$ —
$ —
a
LifePath Target Date 2040
J.P. Morgan Securities LLC ......................................... 913,292 (913,292) — —
$ 913,292 $ (913,292)
$ —
$ —
a
LifePath Target Date 2045
J.P. Morgan Securities LLC ......................................... 734,375 (734,375) — —
$ 734,375 $ (734,375)
$ —
$ —
a
LifePath Target Date 2050
J.P. Morgan Securities LLC ......................................... 682,959 (682,959) — —
$ 682,959 $ (682,959)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
LifePath Target Date 2055
J.P. Morgan Securities LLC ......................................... $ 215,097 $ (215,097) $ — $ —
$ 215,097 $ (215,097)
$ —
$ —
a
LifePath Target Date 2060
J.P. Morgan Securities LLC ......................................... 70,574 (70,574) — —
$ 70,574 $ (70,574)
$ —
$ —
a
LifePath Target Date 2065
J.P. Morgan Securities LLC ......................................... 64,717 (64,717) — —
$ 64,717 $ (64,717)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
LifePath Retirement .................................................................................................. $ 683
LifePath Target Date 2030 .............................................................................................. 1,101
LifePath Target Date 2035 .............................................................................................. 1,376
LifePath Target Date 2040 .............................................................................................. 895
LifePath Target Date 2045 .............................................................................................. 1,917
LifePath Target Date 2050 .............................................................................................. 942
LifePath Target Date 2055 .............................................................................................. 963
LifePath Target Date 2060 .............................................................................................. 1,058
LifePath Target Date 2065 .............................................................................................. 985
iShares ETF Purchases Sales
LifePath Retirement ................................................................................ $ 460,350 $ 477,141
LifePath Target Date 2030 ............................................................................ 783,487 875,597
LifePath Target Date 2035 ............................................................................ 982,156 1,100,964
LifePath Target Date 2040 ............................................................................ 887,080 960,563
LifePath Target Date 2045 ............................................................................ 866,545 965,165
LifePath Target Date 2050 ............................................................................ 803,753 903,934
LifePath Target Date 2055 ............................................................................ 500,557 563,896
LifePath Target Date 2060 ............................................................................ 289,621 338,299
LifePath Target Date 2065 ............................................................................ 263,633 309,762
LifePath Target Date 2070 ............................................................................ 28,897 15,914
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement .................................................................................. $ 4,612,373 $ 575,259
LifePath Target Date 2030 .............................................................................. 7,821,743 603,688
LifePath Target Date 2035 .............................................................................. 10,345,769 —
LifePath Target Date 2040 .............................................................................. 11,672,982 —
LifePath Target Date 2045 .............................................................................. 11,415,321 637,747
LifePath Target Date 2050 .............................................................................. 8,867,272 644,230
LifePath Target Date 2055 .............................................................................. 7,101,339 —
LifePath Target Date 2060 .............................................................................. 3,163,267 —
LifePath Target Date 2065 .............................................................................. 3,202,253 —
LifePath Target Date 2070 .............................................................................. 1,984,960 —

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
iShares ETF
Non-Expiring Capital
Loss Carryforwards
LifePath Target Date 2030 ...............................................................................................
$ (2,441)
LifePath Target Date 2045 ...............................................................................................
(648)
LifePath Target Date 2050 ...............................................................................................
(740)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ............................................ $ 12,932,241  $ 680,159  $ (13,736) $ 666,423
LifePath Target Date 2030 ........................................ 17,065,740  943,198  (51,361) 891,837
LifePath Target Date 2035 ........................................ 23,136,892  1,671,042  (49,847) 1,621,195
LifePath Target Date 2040 ........................................ 23,648,558  1,660,379  (29,296) 1,631,083
LifePath Target Date 2045 ........................................ 22,728,108  1,540,335  (21,632) 1,518,703
LifePath Target Date 2050 ........................................ 20,826,853  1,794,198  (17,717) 1,776,481
LifePath Target Date 2055 ........................................ 14,446,979  1,332,077  (4,149) 1,327,928
LifePath Target Date 2060 ........................................ 7,486,174  996,730  —  996,730
LifePath Target Date 2065 ........................................ 7,514,401  961,086  —  961,086
LifePath Target Date 2070 ........................................ 1,999,562  18,204  (10,180) 8,024

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
01/31/25
Period Ended
07/31/24
iShares ETF Shares  Amount  Shares  Amount
LifePath Retirement
(a)
Shares sold ............................................... 160,000  $ 4,617,633  160,000  $ 4,155,271
Shares issued  in reorganization 181,078  5,153,726  —  —
Shares redeemed ........................................... (20,000) (575,505) (20,000) (563,302)
321,078  $ 9,195,854  140,000  $ 3,591,969
LifePath Target Date 2030
(a)
Shares sold ............................................... 260,000  $ 7,839,333  340,000  $ 9,159,056
Shares redeemed ........................................... (20,000) (605,253) —  —
240,000  $ 7,234,080  340,000  $ 9,159,056
LifePath Target Date 2035
(a)
Shares sold ............................................... 340,000  $ 10,365,963  440,000  $ 11,843,492
Shares redeemed ........................................... —  —  —  —
340,000  $ 10,365,963  440,000  $ 11,843,492
LifePath Target Date 2040
(a)
Shares sold ............................................... 380,000  $ 11,703,180  440,000  $ 12,027,473
Shares redeemed ........................................... —  —  (40,000) (1,166,835)
380,000  $ 11,703,180  400,000  $ 10,860,638
LifePath Target Date 2045
(a)
Shares sold ............................................... 360,000  $ 11,429,793  400,000  $ 11,099,493
Shares redeemed ........................................... (20,000) (638,381) —  —
340,000  $ 10,791,412  400,000  $ 11,099,493
LifePath Target Date 2050
(a)
Shares sold ............................................... 280,000  $ 8,882,014  420,000  $ 11,794,611
Shares redeemed ........................................... (20,000) (644,540) —  —
260,000  $ 8,237,474  420,000  $ 11,794,611
LifePath Target Date 2055
(a)
Shares sold ............................................... 220,000  $ 7,109,533  260,000  $ 7,141,541
Shares redeemed ........................................... —  —  —  —
220,000  $ 7,109,533  260,000  $ 7,141,541
LifePath Target Date 2060
(a)
Shares sold ............................................... 100,000  $ 3,166,502  160,000  $ 4,261,511
Shares redeemed ........................................... —  —  —  —
100,000  $ 3,166,502  160,000  $ 4,261,511
LifePath Target Date 2065
(a)
Shares sold ............................................... 100,000  $ 3,205,454  160,000  $ 4,253,135
Shares redeemed ........................................... —  —  —  —
100,000  $ 3,205,454  160,000  $ 4,253,135

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/25
Period Ended
07/31/24
iShares ETF Shares Amount Shares Amount
LifePath Target Date 2070
(b)
Shares sold ............................................... 80,000  $ 2,000,000  —  $ —
Shares redeemed ........................................... —  —  —  —
80,000  $ 2,000,000  —  $ —
(a)
The Fund commenced operations on October 17, 2023.
(b)
The Fund commenced operations on November 12, 2024.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Semi-Annual Financial Statements and Additional Information
iShares LifePath Target Date 2070 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreements. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements

2025
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

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Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 24, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 24, 2025